July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock Diversified Fixed Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.86%, 07/15/37(a)(b)	USD	250	$ 251,125
610 Funding CLO Ltd., Series 2016-2RA, Class A1R3, (3-mo. CME Term SOFR + 1.35%), 5.68%, 01/20/34(a)(b)		1,000	1,001,354
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. Term SOFR + 0.80%), 5.16%, 08/25/35(a)		203	167,147
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(b)		206	207,856
Affirm Asset Securitization Trust(b)
Series 2023-B, Class D, 8.78%, 09/15/28		1,000	1,003,646
Series 2023-X1, Class C, 8.25%, 11/15/28		183	183,654
Series 2023-X1, Class D, 9.55%, 11/15/28		300	304,418
Series 2024-A, Class A, 5.61%, 02/15/29		100	100,374
Series 2024-A, Class B, 5.93%, 02/15/29		510	511,970
Series 2024-B, Class C, 5.06%, 09/15/29		2,250	2,242,044
Series 2024-X1, Class D, 7.29%, 05/15/29		100	101,151
Series 2024-X2, Class C, 5.62%, 12/17/29		700	701,076
Series 2024-X2, Class D, 6.08%, 12/17/29		525	527,690
Series 2025-X1, Class B, 5.19%, 04/15/30		1,150	1,149,545
Affirm Master Trust(b)
Series 2025-1A, Class A, 4.99%, 02/15/33		361	362,496
Series 2025-1A, Class B, 5.13%, 02/15/33		1,000	1,001,560
Series 2025-1A, Class C, 5.28%, 02/15/33		640	640,561
AGL CLO Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/21/37(a)(b)		250	250,779
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/37(a)(b)		250	251,029
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.57%, 01/22/38(a)(b)		250	250,381
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(b)		99	97,004
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class BR4, 07/22/38(a)(b)(c)		250	249,499
Anchorage Capital CLO Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 6.43%, 04/22/34(a)(b)		250	250,000
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class D, (3-mo. CME Term SOFR + 4.68%), 9.00%, 10/15/36(a)(b)		250	252,007
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. Term SOFR + 0.59%), 4.95%, 05/25/35(a)		151	122,786
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1-mo. Term SOFR + 1.09%), 5.44%, 12/25/34(a)		144	134,535
Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.84%, 07/15/37(a)(b)		480	482,310
Ballyrock CLO 14 Ltd., Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/20/37(a)(b)		250	250,872
Ballyrock CLO 15 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/15/38(a)(b)		420	421,224
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 5.00%, 11/25/51(b)		65	64,633
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1-mo. Term SOFR + 0.45%), 4.81%, 09/25/36(a)	USD	67	$ 65,743
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1-mo. Term SOFR + 5.36%), 6.75%, 06/25/35(a)		210	212,551
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1-mo. Term SOFR + 2.11%), 6.47%, 03/25/37(a)(b)		52	51,565
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class AR4, (3-mo. CME Term SOFR + 1.35%), 5.68%, 04/20/34(a)(b)		500	500,738
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.30%), 5.63%, 07/20/38(a)(b)		322	322,620
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.75%, 07/15/34(a)(b)		250	250,625
Benefit Street Partners CLO XXIX Ltd., Series 2022- 29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.50%, 01/25/38(a)(b)		1,100	1,099,456
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.70%, 10/20/37(a)(b)		250	250,750
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.65%, 04/30/31(a)(b)		71	71,536
Birch Grove CLO Ltd., Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/19/38(a)(b)		550	550,719
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(b)		125	125,844
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.17%, 10/25/30(a)(b)		250	250,625
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.59%, 10/20/30(a)(b)		61	60,832
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		100	100,614
Canyon CLO Ltd., Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.37%, 05/15/37(a)(b)		250	250,913
Carlyle U.S. CLO Ltd., Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/21/37(a)(b)		250	250,971
CARLYLE U.S. CLO Ltd., Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.11%, 10/21/37(a)(b)		250	250,935
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(b)		100	96,283
CIFC Funding II Ltd., Series 2025-2A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.41%, 04/15/38(a)(b)		250	249,755
CIFC Funding III Ltd., Series 2024-3A, Class A1, (3- mo. CME Term SOFR + 1.48%), 5.81%, 07/21/37(a)(b)		250	251,081
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 5.88%, 04/21/37		280	281,187
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.69%, 07/17/37		250	250,805
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/18/31		400	401,350

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b) (continued)
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.77%, 07/16/37	USD	250	$ 250,743
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.62%, 01/15/40		250	250,637
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.07%, 07/25/37		250	250,784
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/37		250	250,871
Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.30%), 6.63%, 01/20/37		300	300,560
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1-mo. Term SOFR + 2.74%), 7.09%, 10/25/37		150	147,541
Series 2007-1, Class 2M2, (1-mo. Term SOFR + 2.74%), 7.09%, 10/25/37		676	628,635
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		74	76,854
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 6.10%, 06/25/54(a)(b)		124	126,134
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(b)		247	247,069
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		100	100,557
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(a)		82	82,795
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(b)		15	11,566
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(b)		372	300,928
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.73%, 01/15/38(a)(b)		250	251,064
CWABS Asset-Backed Certificates Trust(a)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		184	177,682
Series 2006-13, Class 1AF4, 3.95%, 01/25/37		47	46,027
Series 2006-14, Class M1, (1-mo. Term SOFR + 0.55%), 4.90%, 02/25/37		22	18,493
CWABS Asset-Backed Notes Trust, Series 2007- SEA2, Class 2A1, (1-mo. Term SOFR + 1.61%), 5.97%, 06/25/47(a)(b)		31	24,928
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 4.60%, 01/15/37(a)		1	832
Diameter Capital CLO Ltd.(a)(b)
Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/20/37		460	461,610
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.60%, 04/20/38		250	250,472
Dowson PLC(a)(d)
Series 2024-1, Class E, (1-day SONIA GBP 3.95%), 8.17%, 08/20/31	GBP	110	144,784
Series 2024-1, Class F, (1-day SONIA GBP 6.95%), 11.17%, 08/20/31		162	213,244
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	USD	450	448,556
Dryden CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.61%, 08/20/34(a)(b)		250	251,005
Dryden Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.55%, 04/15/31(a)(b)		56	55,754
Security		Par (000)	Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, 10/15/38(a)(b)(c)	USD	510	$ 510,213
Elmwood CLO 24 Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.60%, 01/17/38(a)(b)		258	258,581
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3- mo. CME Term SOFR + 1.43%), 5.71%, 07/17/37(a)(b)		250	250,852
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/20/37(a)(b)		250	250,768
Elmwood CLO III Ltd., Series 2019-3A, Class ERR, (3-mo. CME Term SOFR + 5.95%), 10.28%, 07/18/37(a)(b)		250	249,133
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 5.46%, 12/25/33(a)		288	244,539
Exeter Automobile Receivables Trust
Series 2022-2A, Class C, 3.85%, 07/17/28		40	40,041
Series 2022-5A, Class D, 7.40%, 02/15/29		100	101,749
Series 2023-2A, Class D, 6.32%, 08/15/29		545	557,407
series 2023-3A, Class D, 6.68%, 04/16/29		400	408,373
Series 2023-4A, Class D, 6.95%, 12/17/29		350	360,942
First Franklin Mortgage Loan Trust, Series 2006- FF13, Class A1, (1-mo. Term SOFR + 0.35%), 4.71%, 10/25/36(a)		28	17,944
FirstKey Homes Trust(b)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	579,388
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	614,626
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		133	133,492
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 5.98%, 10/18/34(a)	EUR	100	116,206
Foundation Finance Trust5.68%, 04/15/52(b)	USD	114	113,453
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.50%, 11/22/31(a)(b)		87	87,018
Generate CLO 19 Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.56%, 04/22/36(a)(b)		250	250,153
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.41%, 10/20/34(a)(b)		250	250,405
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1, Class A, 4.50%, 06/25/52(b)		73	72,646
Golub Capital Partners CLO 66B Ltd., Series 2023- 66A, Class AR, (3-mo. CME Term SOFR + 1.45%), 5.77%, 07/25/38(a)(b)		250	251,265
Golub Capital Partners CLO Ltd.(a)(b)
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/34		250	250,759
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.57%, 01/25/38		250	250,358
GoodLeap Home Improvement Solutions Trust(b)
Series 2024-1A, Class A, 5.35%, 10/20/46		290	292,035
Series 2025-1A, Class A, 5.38%, 02/20/49		247	248,194
Series 2025-2A, Class A, 5.32%, 06/20/49		254	255,088
Series 2025-2A, Class B, 5.98%, 06/20/49		373	375,310
Gracie Point International Funding LLC(a)(b)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 6.30%, 09/01/26		135	135,189
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 6.60%, 03/01/27		42	41,764
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Gracie Point International Funding LLC(a)(b) (continued)
Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 6.12%, 03/01/28	USD	110	$ 110,178
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2, Class A4, 5.15%, 10/27/59		65	65,660
Series 2024-2, Class B, 5.26%, 10/27/59		100	100,496
Series 2024-2, Class D, 6.43%, 10/27/59		323	329,590
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(b)		275	279,732
GSAMP Trust, Series 2006-HE4, Class M1, (1-mo. Term SOFR + 0.56%), 4.92%, 06/25/36(a)		100	84,479
Household Capital RMBS, Series 2025-1, Class A, (3-Month BBSW + 1.90%), 5.59%, 07/21/87(a)(d)	AUD	90	57,641
Huntington Bank Auto Credit-Linked Notes(a)(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.75%, 05/20/32	USD	215	216,157
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.70%, 10/20/32		257	258,108
INCREF LLC, Series 2025-FL1, Class A, (1-mo. Term SOFR + 1.73%), 6.08%, 10/19/42(a)(b)		109	109,102
Invesco CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.24%, 10/22/34(a)(b)		250	250,802
Invesco Euro CLO VI DAC, Series 6A, Class D, (3- mo. EURIBOR + 3.05%), 5.08%, 07/15/34(a)(b)	EUR	250	282,927
Invesco U.S. CLO Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.63%, 07/15/38(a)(b)	USD	250	250,619
LCM 36 Ltd., Series 36A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.39%, 01/15/34(a)(b)		250	250,389
Lendmark Funding Trust(b)
Series 2025-1A, Class A, 4.94%, 09/20/34		171	171,716
Series 2025-1A, Class B, 5.33%, 09/20/34		181	182,374
Lewey Park CLO Ltd., Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/21/37(a)(b)		250	250,625
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1-mo. Term SOFR + 0.47%), 4.83%, 03/25/46(a)		111	86,028
Lyra Music Assets Delaware LP(b)
09/20/65(c)		100	99,999
Series 2024-2A, Class A2, 5.76%, 12/22/64		150	151,052
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.37%, 04/25/37(a)(b)		250	251,335
Madison Park Funding XXXI Ltd.(a)(b)
Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.12%, 07/23/37		250	250,375
Series 2018-31A, Class CR, (3-mo. CME Term SOFR + 2.25%), 6.57%, 07/23/37		250	251,384
Mariner Finance Issuance Trust(b)
Series 2024-AA, Class A, 5.13%, 09/22/36		178	179,441
Series 2024-BA, Class A, 4.91%, 11/20/38		304	305,538
Series 2025-AA, Class A, 4.98%, 05/20/38		257	259,026
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1-mo. Term SOFR + 0.41%), 4.77%, 05/25/37(a)(b)		169	147,119
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54		99	99,159
Security		Par (000)	Value
Asset-Backed Securities (continued)
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.67%, 07/18/38(a)(b)	USD	250	$ 250,788
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006- HE8, Class A2FP, (1-mo. Term SOFR + 0.18%), 4.54%, 10/25/36(a)		41	17,515
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		28	5,867
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47		297	102,356
Myers Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 5.99%, 10/20/30(a)(b)		290	290,194
Navient Private Education Loan Trust(b)
Series 2015-AA, Class B, 3.50%, 12/15/44		146	141,055
Series 2016-AA, Class B, 3.50%, 12/16/58(a)		144	139,579
Navient Private Education Refi Loan Trust(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68		14	13,875
Series 2020-CA, Class A2B, (1-mo. Term SOFR + 1.71%), 6.06%, 11/15/68(a)		350	352,304
Series 2021-CA, Class A, 1.06%, 10/15/69		106	95,747
Series 2024-A, Class A, 5.66%, 10/15/72		134	136,413
Nelnet Student Loan Trust(b)
Series 2021-A, Class A1, (1-mo. Term SOFR + 0.91%), 5.27%, 04/20/62(a)		91	90,516
Series 2021-A, Class B1, 2.85%, 04/20/62		100	89,098
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 6.60%, 11/25/53(a)		53	54,027
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 5.44%, 03/15/57(a)		351	348,551
NetCredit Combined Receivables A LLC, Series 2025-A, Class A, 7.29%, 10/20/31(b)		739	745,455
NetCredit Combined Receivables LLC(b)
Series 2024-A, Class A, 7.43%, 10/21/30		220	221,169
Series 2024-A, Class B, 8.31%, 10/21/30		500	510,567
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.64%, 04/16/33(a)(b)		452	451,854
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(b)		138	137,236
OCP CLO Ltd.(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.66%, 04/26/31		19	18,692
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.67%, 11/26/37		250	250,820
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.73%, 07/20/37		250	250,777
Series 2025-40A, Class A, (3-mo. CME Term SOFR + 1.14%), 5.46%, 04/16/38		250	249,757
Octagon 57 Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.23%, 10/15/34(a)(b)		250	250,544
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.08%, 11/16/36(a)(b)		250	250,690
Octagon Investment Partners 35 Ltd., Series 2018- 1A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/31(a)(b)		33	33,358
Octagon Investment Partners 39 Ltd., Series 2018- 3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.13%, 10/20/30(a)(b)		250	250,461
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.62%, 01/22/38(a)(b)		250	250,596

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding Ltd.(a)(b)
Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.81%, 04/20/37	USD	250	$ 250,833
Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.03%, 07/20/37		250	250,705
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.79%, 04/20/37(a)(b)		500	501,996
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/18/37(a)(b)		500	501,530
OHA Loan Funding Ltd.(a)(b)
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/19/37		250	250,501
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/37		250	251,030
OnDeck Asset Securitization Trust IV LLC, Series 2023-1A, Class A, 7.00%, 08/19/30(b)		160	161,558
Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.79%, 07/14/38(b)		100	100,461
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class A, 1.75%, 09/14/35		100	97,680
Series 2020-2A, Class B, 2.21%, 09/14/35		240	227,801
Series 2024-1A, Class A, 5.79%, 05/14/41		184	191,307
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37		9	9,201
Orchard Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.69%, 10/20/37(a)(b)		310	310,943
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. Term SOFR + 1.31%), 5.66%, 10/15/37(a)(b)		28	28,224
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 6.02%, 07/24/36(a)(b)		250	251,517
OZLM XVIII Ltd., Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.60%, 04/15/31(a)(b)		50	50,328
Palmer Square CLO Ltd., Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 07/20/37(a)(b)		300	300,745
Palmer Square Loan Funding Ltd.(a)(b)
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 5.37%, 04/15/30		34	34,025
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.92%, 04/15/31		250	250,185
Park Blue CLO Ltd., Series 2025-9A, Class A1, 10/20/38(a)(b)(c)		620	620,000
PFS Financing Corp., Series 2022-D, Class B, 4.90%, 08/15/27(b)		241	240,950
PRET LLC(b)
Series 2024-NPL4, Class A1, 7.00%, 07/25/54		612	611,781
Series 2024-NPL5, Class A1, 5.96%, 09/25/54		99	99,081
Progress Residential Trust(b)
Series 2022-SFR3, Class F, 6.60%, 04/17/39		136	135,043
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	686,733
Rad CLO Ltd., Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.18%, 04/17/36(a)(b)		250	250,489
RCKT Mortgage Trust, Series 2024-CES2, Class B1, 8.01%, 04/25/44(a)(b)		145	147,786
Security		Par (000)	Value
Asset-Backed Securities (continued)
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(b)	USD	70	$ 70,146
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.63%, 07/25/38(a)(b)		250	250,783
Regatta XI Funding Ltd., Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.68%, 07/17/37(a)(b)		250	250,780
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.48%, 04/15/38(a)(b)		581	580,448
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.84%, 04/26/37(a)(b)		250	251,040
Regional Management Issuance Trust(b)
Series 2021-1, Class A, 1.68%, 03/17/31		1	1,304
Series 2021-2, Class A, 1.90%, 08/15/33		120	114,263
Series 2021-2, Class B, 2.35%, 08/15/33		300	277,134
Series 2022-1, Class A, 3.07%, 03/15/32		96	95,059
Republic Finance Issuance Trust(b)
Series 2024-A, Class B, 6.47%, 08/20/32		100	101,993
Series 2024-B, Class A, 5.42%, 11/20/37		200	202,056
Series 2024-B, Class B, 5.86%, 11/20/37		100	101,150
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		450	427,678
RR Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.67%, 07/15/37(a)(b)		1,250	1,253,121
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.70%, 01/30/38(a)(b)		1,110	1,114,785
Santander Drive Auto Receivables Trust
Series 2022-4, Class B, 4.42%, 11/15/27		63	62,617
Series 2022-7, Class B, 5.95%, 01/17/28		411	412,074
Series 2024-1, Class C, 5.45%, 03/15/30		240	242,908
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		77	78,061
Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, 07/25/55(b)		182	178,949
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/38(a)(b)		250	250,707
Silver Point CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.95%, 04/15/37(a)(b)		250	250,984
SMB Private Education Loan Trust(b)
Series 2017-A, Class A2B, (1-mo. Term SOFR + 1.01%), 5.36%, 09/15/34(a)		10	9,920
Series 2018-B, Class A2B, (1-mo. Term SOFR + 0.83%), 5.18%, 01/15/37(a)		95	95,049
Series 2019-B, Class B, 3.56%, 06/15/43		800	760,166
Series 2021-A, Class A2A1, (1-mo. Term SOFR + 0.84%), 5.19%, 01/15/53(a)		305	301,046
Series 2021-A, Class B, 2.31%, 01/15/53		396	384,473
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.79%, 03/15/56(a)		258	261,080
Series 2024-A, Class B, 5.88%, 03/15/56		154	157,218
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 5.44%, 06/17/52(a)		86	85,702
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/34(b)		437	437,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SoFi Personal Loan Term, Series 2024-1A, Class A, 6.06%, 02/12/31(b)	USD	57	$ 57,253
Soundview Home Loan Trust(a)
Series 2005-OPT3, Class M4, (1-mo. Term SOFR + 1.13%), 5.49%, 11/25/35		25	19,956
Series 2007-NS1, Class M1, (1-mo. Term SOFR + 0.64%), 4.99%, 01/25/37		19	18,245
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(b)		101	101,360
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		84	85,834
Sunbit Asset Securitization Trust5.36%, 07/15/30(b)		670	669,037
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.70%, 01/15/34(a)(b)		250	250,445
TICP CLO XI Ltd., Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.85%, 04/25/37(a)(b)		250	251,038
TRESTLES CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/20/37(a)(b)		250	251,052
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3- mo. CME Term SOFR + 1.46%), 5.78%, 07/25/37(a)(b)		500	502,032
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.70%, 01/25/38(a)(b)		250	250,913
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32(b)		100	99,789
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.46%, 07/20/32(a)(b)		198	197,944
Voya CLO Ltd.(a)(b)
Series 2014-1A, Class AAR2, (3-mo. CME Term SOFR + 1.25%), 5.52%, 04/18/31		43	42,866
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.37%), 5.69%, 10/15/37		330	331,095
WaMu Asset-Backed Certificates WaMu Trust(a)
Series 2007-HE1, Class 2A3, (1-mo. Term SOFR + 0.41%), 4.77%, 01/25/37		258	115,769
Series 2007-HE2, Class 2A2, (1-mo. Term SOFR + 0.30%), 4.66%, 04/25/37		382	137,388
Series 2007-HE2, Class 2A3, (1-mo. Term SOFR + 0.36%), 4.72%, 04/25/37		563	202,703
Series 2007-HE2, Class 2A4, (1-mo. Term SOFR + 0.47%), 4.83%, 04/25/37		259	93,456
Washington Mutual Asset-Backed Certificates WMABS Trust, Series 2007-HE2, Class 2A1, (1- mo. Term SOFR + 0.31%), 4.67%, 02/25/37(a)		492	150,877
Washington Mutural Asset-Backed Certificates(a)
Series 2007-HE1, Class 2A1, (1-mo. Term SOFR + 0.23%), 4.59%, 11/25/36		6	1,736
Series 2007-HE1, Class 2A2, (1-mo. Term SOFR + 0.45%), 4.81%, 11/25/36		50	15,473
Westlake Automobile Receivables Trust(b)
Series 2021-2A, Class D, 1.23%, 12/15/26		13	12,635
Series 2022-1A, Class D, 3.49%, 03/15/27		652	650,954
Series 2022-2A, Class C, 4.85%, 09/15/27		274	274,058
Series 2023-1A, Class D, 6.79%, 11/15/28		570	583,830
Series 2023-2A, Class B, 6.14%, 03/15/28		75	75,653
Series 2023-2A, Class C, 6.29%, 03/15/28		300	301,970
Series 2023-2A, Class D, 7.01%, 11/15/28		900	917,886
Series 2023-3A, Class C, 6.02%, 09/15/28		305	308,761
Series 2023-3A, Class D, 6.47%, 03/15/29		180	184,787
Security		Par (000)	Value
Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(b) (continued)
Series 2023-4A, Class C, 6.64%, 11/15/28	USD	550	$ 562,327
Series 2024-1A, Class D, 6.02%, 10/15/29		680	691,126
Series 2024-2A, Class D, 5.91%, 04/15/30		1,170	1,185,876
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.64%, 07/24/36(a)(b)		150	150,225
Whitebox CLO II Ltd.(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.70%, 10/24/37		519	520,630
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.07%, 10/24/37		400	400,414
Whitebox CLO III Ltd., Series 2021-3A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.22%, 10/15/35(a)(b)		250	250,529
Wildwood Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.69%, 10/20/37(a)(b)		250	250,883
Total Asset-Backed Securities — 5.9% (Cost: $70,281,375)			71,042,499

	Shares
Common Stocks
Banks — 0.1%
Flagstar Financial, Inc.	17,729	200,160
JPMorgan Chase & Co.	1,306	386,890
		587,050
Broadline Retail — 0.0%
Rakuten Group, Inc.(e)	7,900	39,972
Communications Equipment — 0.0%
CommScope Holding Co., Inc.(e)	3,482	28,552
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(e)	16,135	71,801
Electrical Equipment — 0.0%
GE Vernova, Inc.	151	99,704
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc., Class A	5,616	105,019
Solaris Energy Infrastructure, Inc., Class A	6,067	198,209
		303,228
Entertainment — 0.0%
Warner Bros Discovery, Inc., Class A(e)	8,948	117,845
Health Care Providers & Services — 0.0%
Centene Corp.(e)	1,571	40,956
Hotels, Restaurants & Leisure(e) — 0.0%
Caesars Entertainment, Inc.	1,918	51,172
Genius Sports Ltd.(f)	20,641	232,212
		283,384
Household Durables — 0.0%
Century Communities, Inc.(f)	789	44,413
M/I Homes, Inc.(e)	200	24,038
Meritage Homes Corp.(f)	320	21,549
Tri Pointe Homes, Inc.(e)	694	21,375
		111,375

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	341	$ 71,112
Media — 0.0%
AMC Networks, Inc., Class A(e)	4,080	24,439
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	8,320	44,512
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc., Class A(f)	13,606	251,439
Oil, Gas & Consumable Fuels(f) — 0.0%
Kinder Morgan, Inc.	1,792	50,283
Venture Global, Inc., Class A	261	4,001
Viper Energy, Inc., Class A	713	26,852
		81,136
Professional Services — 0.0%
Amentum Holdings, Inc.(e)(f)	3,189	79,629
Residential REITs — 0.0%
Invitation Homes, Inc.	3,137	96,149
Software(e)(f) — 0.0%
Core Scientific, Inc.	1,645	22,273
IREN Ltd.	1,510	24,326
		46,599
Total Common Stocks — 0.2% (Cost: $2,209,767)		2,378,882

		Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Clear Channel Outdoor Holdings, Inc., 02/15/31(b)(c)	USD	23	22,968
Interpublic Group of Cos., Inc.
4.75%, 03/30/30		50	50,052
3.38%, 03/01/41(f)		5	3,716
			76,736
Aerospace & Defense — 0.3%
Boeing Co.
5.71%, 05/01/40		75	74,508
5.81%, 05/01/50		130	125,462
5.93%, 05/01/60		100	95,677
7.01%, 05/01/64		281	310,086
Bombardier, Inc., 8.75%, 11/15/30(b)		100	107,612
Embraer Netherlands Finance BV, 5.98%, 02/11/35		196	199,515
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	191,626
General Dynamics Corp., 2.25%, 06/01/31		230	204,680
General Electric Co.
6.75%, 03/15/32		25	28,183
4.90%, 01/29/36		170	169,427
L3Harris Technologies, Inc.
4.40%, 06/15/28		65	64,949
1.80%, 01/15/31		100	86,279
5.25%, 06/01/31		72	74,105
Lockheed Martin Corp.
4.07%, 12/15/42		100	83,382
4.09%, 09/15/52		100	78,058
Northrop Grumman Corp.
4.90%, 06/01/34		1,036	1,030,244
5.15%, 05/01/40		50	48,603
Security		Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
5.20%, 06/01/54	USD	50	$ 46,316
RTX Corp.
4.13%, 11/16/28		70	69,506
4.50%, 06/01/42		150	132,469
4.63%, 11/16/48		50	42,959
TransDigm, Inc.(b)
7.13%, 12/01/31		123	128,073
6.63%, 03/01/32		123	126,477
6.38%, 05/31/33		329	331,090
			3,849,286
Automobile Components — 0.0%
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		100	90,734
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		192	199,252
Lear Corp., 3.80%, 09/15/27		35	34,462
Phinia, Inc., 6.63%, 10/15/32(b)		45	45,841
Tenneco, Inc., 8.00%, 11/17/28(b)		149	147,889
			518,178
Automobiles — 0.3%
American Honda Finance Corp.
3.50%, 02/15/28		50	48,943
4.90%, 03/13/29		180	182,417
Asbury Automotive Group, Inc., 4.75%, 03/01/30		100	96,042
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		175	166,908
Carvana Co.(b)(g)
(9.00% PIK), 9.00%, 12/01/28		168	172,119
(9.00% PIK), 9.00%, 06/01/30		119	123,733
Ford Motor Credit Co. LLC
4.27%, 01/09/27		250	246,301
3.82%, 11/02/27		200	193,100
7.20%, 06/10/30		200	210,417
General Motors Co., 6.60%, 04/01/36		75	79,194
General Motors Financial Co., Inc.
5.40%, 04/06/26		5	5,023
2.35%, 02/26/27		405	391,241
5.80%, 01/07/29		155	159,804
5.65%, 01/17/29		300	306,888
5.35%, 01/07/30		100	101,421
3.60%, 06/21/30		150	140,920
5.75%, 02/08/31		55	56,571
6.10%, 01/07/34		103	106,275
Honda Motor Co. Ltd., 2.53%, 03/10/27		50	48,530
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)		100	105,732
New Flyer Holdings, Inc., 9.25%, 07/01/30(b)		175	186,241
Nissan Motor Acceptance Co. LLC(b)
6.95%, 09/15/26		40	40,602
7.05%, 09/15/28		100	103,026
Nissan Motor Co. Ltd.(b)
7.50%, 07/17/30		200	206,338
7.75%, 07/17/32		150	155,282
8.13%, 07/17/35		50	52,489
Toyota Motor Credit Corp.
3.65%, 08/18/25		95	94,950
5.25%, 09/11/28		75	77,147
2.15%, 02/13/30		50	45,368
3.38%, 04/01/30		75	71,661
			3,974,683
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks — 5.6%
Banco Santander SA, 5.59%, 08/08/28	USD	800	$ 824,385
Bank of America Corp.
3.88%, 08/01/25		100	100,000
4.88%, 04/01/44		27	24,863
(1-day SOFR + 0.96%), 1.73%, 07/22/27(a)		110	106,977
(1-day SOFR + 1.05%), 2.55%, 02/04/28(a)		70	68,013
(1-day SOFR + 1.06%), 2.09%, 06/14/29(a)		128	119,837
(1-day SOFR + 1.11%), 4.62%, 05/09/29(a)		479	481,016
(1-day SOFR + 1.22%), 2.30%, 07/21/32(a)		27	23,534
(1-day SOFR + 1.31%), 5.51%, 01/24/36(a)		895	917,127
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		1,127	1,008,925
(1-day SOFR + 1.37%), 1.92%, 10/24/31(a)		273	238,081
(1-day SOFR + 1.58%), 3.31%, 04/22/42(a)		125	95,519
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)		275	282,221
(1-day SOFR + 1.83%), 4.57%, 04/27/33(a)		221	217,574
(1-day SOFR + 1.84%), 5.87%, 09/15/34(a)		116	122,203
(1-day SOFR + 1.88%), 2.83%, 10/24/51(a)		271	169,407
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)		766	780,347
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)		390	278,083
(1-day SOFR + 1.99%), 6.20%, 11/10/28(a)		100	103,782
(1-day SOFR + 2.04%), 4.95%, 07/22/28(a)		235	237,087
(1-day SOFR + 2.15%), 2.59%, 04/29/31(a)		200	182,825
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(a)		310	282,965
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(a)		792	773,385
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(a)		43	40,909
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(a)		339	333,436
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)		365	289,139
Series L, 4.18%, 11/25/27		80	79,561
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)		50	35,595
Bank of Montreal
5.92%, 09/25/25		170	170,335
5.72%, 09/25/28		40	41,531
(1-day SOFR + 0.88%), 4.57%, 09/10/27(a)		160	159,987
Bank of New York Mellon Corp.(a)
(1-day SOFR + 0.84%), 4.89%, 07/21/28		25	25,275
(1-day SOFR + 1.03%), 4.95%, 04/26/27		5	5,015
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28		175	180,398
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28		125	123,391
Bank of Nova Scotia
4.50%, 12/16/25		150	149,867
1.35%, 06/24/26		300	292,025
5.25%, 06/12/28		50	51,306
(5-year CMT + 2.05%), 4.59%, 05/04/37(a)		75	71,189
Barclays PLC
5.20%, 05/12/26		350	351,144
(1-day SOFR + 2.21%), 5.83%, 05/09/27(a)		250	252,023
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29		150	153,903
Citigroup, Inc.
4.45%, 09/29/27		100	99,719
6.00%, 10/31/33		50	52,490
8.13%, 07/15/39		220	275,116
(1-day SOFR + 0.87%), 4.79%, 03/04/29(a)		608	611,198
(1-day SOFR + 1.14%), 4.64%, 05/07/28(a)		694	694,705
(1-day SOFR + 1.15%), 2.67%, 01/29/31(a)		514	470,818
(1-day SOFR + 1.34%), 4.54%, 09/19/30(a)		60	59,757
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.35%), 3.06%, 01/25/33(a)	USD	678	$ 607,307
(1-day SOFR + 1.36%), 5.17%, 02/13/30(a)		488	496,880
(1-day SOFR + 1.42%), 2.98%, 11/05/30(a)		363	338,944
(1-day SOFR + 1.46%), 4.95%, 05/07/31(a)		235	237,232
(1-day SOFR + 1.83%), 6.02%, 01/24/36(a)		231	236,736
(1-day SOFR + 2.09%), 4.91%, 05/24/33(a)		120	119,754
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		280	253,907
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		20	20,915
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)(f)		895	884,457
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)		100	81,994
Citizens Financial Group, Inc., (1-day SOFR + 2.01%), 5.84%, 01/23/30(a)		100	103,260
Cooperatieve Rabobank UA/New York, 4.80%, 01/09/29		250	253,818
Fifth Third Bancorp
3.95%, 03/14/28		75	74,080
(1-day SOFR + 2.34%), 6.34%, 07/27/29(a)		30	31,530
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		44	48,670
Goldman Sachs Group, Inc.
2.60%, 02/07/30(f)		180	166,280
6.75%, 10/01/37		350	384,390
6.25%, 02/01/41		200	213,880
5.15%, 05/22/45		50	45,143
(1-day SOFR + 0.79%), 1.09%, 12/09/26(a)		350	345,467
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)		30	28,992
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)		724	701,114
(1-day SOFR + 1.08%), 5.21%, 01/28/31(a)		460	469,745
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)		821	712,311
(1-day SOFR + 1.14%), 4.69%, 10/23/30(a)		155	154,881
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)		200	203,218
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		763	672,059
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)		23	23,881
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		787	700,582
(1-day SOFR + 1.32%), 4.94%, 04/23/28(a)		1,172	1,179,056
(1-day SOFR + 1.38%), 5.54%, 01/28/36(a)		85	86,901
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		100	89,907
(1-day SOFR + 1.42%), 5.02%, 10/23/35(a)		980	966,595
(1-day SOFR + 1.55%), 5.33%, 07/23/35(a)(f)		23	23,235
(1-day SOFR + 1.58%), 5.22%, 04/23/31(a)(f)		742	758,720
(1-day SOFR + 1.73%), 4.48%, 08/23/28(a)		391	390,975
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)		40	42,288
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(a)		367	364,751
HSBC Holdings PLC
6.50%, 09/15/37		300	316,878
(1-day SOFR + 1.29%), 5.29%, 11/19/30(a)		500	510,489
(1-day SOFR + 1.56%), 5.45%, 03/03/36(a)		395	397,486
(1-day SOFR + 1.57%), 5.89%, 08/14/27(a)		200	202,472
(1-day SOFR + 1.90%), 5.87%, 11/18/35(a)		468	474,965
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)		200	213,544
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)		200	212,260
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		200	211,584
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29(a)		125	130,779
ING Groep NV(a)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	736,101
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	212,395
Inter-American Development Bank, 4.50%, 05/15/26		1,190	1,191,946
JPMorgan Chase & Co.
5.58%, 07/23/36(a)		855	866,077
6.40%, 05/15/38		50	55,552

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
4.95%, 06/01/45	USD	105	$ 95,279
(1-day SOFR + 0.80%), 1.05%, 11/19/26(a)		330	326,383
(1-day SOFR + 0.80%), 4.92%, 01/24/29(a)		593	599,450
(1-day SOFR + 0.86%), 4.51%, 10/22/28(a)		1,206	1,207,419
(1-day SOFR + 0.93%), 5.57%, 04/22/28(a)		334	339,912
(1-day SOFR + 0.93%), 4.98%, 07/22/28(a)		401	404,860
(1-day SOFR + 1.01%), 5.14%, 01/24/31(a)		1,403	1,433,825
(1-day SOFR + 1.02%), 2.07%, 06/01/29(a)		1,020	955,796
(1-day SOFR + 1.13%), 5.00%, 07/22/30(a)		1,769	1,799,024
(1-day SOFR + 1.26%), 2.96%, 01/25/33(a)(f)		215	193,168
(1-day SOFR + 1.32%), 5.50%, 01/24/36(a)		883	905,923
(1-day SOFR + 1.34%), 4.95%, 10/22/35(a)		350	346,126
(1-day SOFR + 1.46%), 5.29%, 07/22/35(a)		23	23,303
(1-day SOFR + 1.68%), 5.57%, 04/22/36(a)		751	775,543
(1-day SOFR + 1.80%), 4.59%, 04/26/33(a)		85	83,987
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)		500	542,592
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)		297	304,665
(1-day SOFR + 1.89%), 2.18%, 06/01/28(a)		95	91,265
(1-day SOFR + 1.99%), 4.85%, 07/25/28(a)		125	126,006
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)		425	427,564
(1-day SOFR + 2.44%), 3.11%, 04/22/51(a)		60	40,278
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		225	234,458
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(a)		224	194,040
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(a)		100	98,925
KeyBank NA/Cleveland OH, 5.00%, 01/26/33		463	458,397
KeyCorp.
2.55%, 10/01/29		25	23,089
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		50	53,440
Lloyds Banking Group PLC(a)
(1-year CMT + 0.85%), 1.63%, 05/11/27		200	195,317
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28		200	195,443
M&T Bank Corp.(a)
(1-day SOFR + 2.26%), 6.08%, 03/13/32		330	347,255
(1-day SOFR + 2.80%), 7.41%, 10/30/29		1,235	1,336,714
Mitsubishi UFJ Financial Group, Inc.(a)
(1-year CMT + 0.83%), 2.34%, 01/19/28		200	193,732
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	255,311
Mizuho Financial Group, Inc.(a)
(1-year CMT + 1.90%), 5.75%, 07/06/34		400	416,988
(1-year CMT + 2.05%), 5.41%, 09/13/28		200	203,533
Morgan Stanley
4.35%, 09/08/26		75	74,805
3.59%, 07/22/28(a)		25	24,571
4.38%, 01/22/47		45	38,366
(1-day SOFR + 0.88%), 1.59%, 05/04/27(a)		429	419,321
(1-day SOFR + 1.00%), 2.48%, 01/21/28(a)		251	243,619
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)(f)		144	123,179
(1-day SOFR + 1.10%), 4.65%, 10/18/30(a)		50	50,100
(1-day SOFR + 1.11%), 5.23%, 01/15/31(a)		295	302,189
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		788	726,201
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)		987	855,274
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		247	216,221
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)		788	801,584
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)		1,160	1,202,028
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)		691	617,488
(1-day SOFR + 1.30%), 5.05%, 01/28/27(a)		100	100,182
(1-day SOFR + 1.38%), 4.99%, 04/12/29(a)		930	941,468
(1-day SOFR + 1.42%), 5.59%, 01/18/36(a)		300	307,907
(1-day SOFR + 1.45%), 5.17%, 01/16/30(a)		590	601,861
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		155	162,480
Security		Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)	USD	45	$ 46,097
(1-day SOFR + 1.83%), 6.41%, 11/01/29(a)		327	345,124
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)		131	133,118
(1-day SOFR + 2.24%), 6.30%, 10/18/28(a)		375	389,270
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)		130	140,873
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(a)		214	210,437
(5-year CMT + 2.43%), 5.95%, 01/19/38(a)		245	252,758
Morgan Stanley Private Bank NA, (1-day SOFR + 1.08%), 4.73%, 07/18/31(a)		995	999,485
NatWest Group PLC, (3-mo. SOFR US + 2.01%), 4.89%, 05/18/29(a)		225	226,918
PNC Financial Services Group, Inc.(a)
(1-day SOFR + 1.26%), 4.81%, 10/21/32		635	634,526
(1-day SOFR + 1.42%), 5.37%, 07/21/36		140	141,451
(1-day SOFR + 1.62%), 5.35%, 12/02/28		50	51,026
Regions Financial Corp., (1-day SOFR + 1.49%), 5.72%, 06/06/30(a)		25	25,837
Royal Bank of Canada
3.63%, 05/04/27		200	197,725
4.95%, 02/01/29		125	127,655
5.00%, 02/01/33		25	25,412
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(a)		225	225,078
Santander Holdings USA, Inc.(a)
(1-day SOFR + 1.25%), 2.49%, 01/06/28		25	24,226
(1-day SOFR + 2.33%), 5.81%, 09/09/26		50	50,039
(1-day SOFR + 2.50%), 6.17%, 01/09/30		100	104,184
Santander U.K. Group Holdings PLC(a)
(1-day SOFR + 2.60%), 6.53%, 01/10/29		200	208,242
(1-day SOFR + 2.75%), 6.83%, 11/21/26		200	201,165
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28		200	195,822
State Street Corp.(a)
(1-day SOFR + 1.00%), 2.62%, 02/07/33		100	88,044
(1-day SOFR + 1.73%), 4.16%, 08/04/33		25	23,987
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29		125	124,159
Sumitomo Mitsui Financial Group, Inc., 2.17%, 01/14/27		200	193,851
Toronto-Dominion Bank
5.10%, 01/09/26		130	130,297
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(a)		50	49,315
Truist Bank, Series BKNT, 2.25%, 03/11/30		540	485,595
Truist Financial Corp.
1.20%, 08/05/25		200	199,924
(1-day SOFR + 2.05%), 6.05%, 06/08/27(a)		250	252,607
U.S. Bancorp(a)
(1-day SOFR + 1.41%), 5.42%, 02/12/36(f)		675	687,074
(1-day SOFR + 1.86%), 5.68%, 01/23/35		75	77,720
(1-day SOFR + 2.02%), 5.78%, 06/12/29		115	119,065
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		200	181,712
Wells Fargo & Co.
4.40%, 06/14/46		75	61,607
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)		463	472,029
(1-day SOFR + 1.11%), 5.24%, 01/24/31(a)		526	538,527
(1-day SOFR + 1.38%), 5.21%, 12/03/35(a)		450	451,220
(1-day SOFR + 1.50%), 5.20%, 01/23/30(a)		194	198,132
(1-day SOFR + 1.50%), 3.35%, 03/02/33(a)		267	244,420
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)		34	34,842
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)		100	100,548
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)		300	309,575
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		780	798,063
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)	USD	425	$ 464,659
(1-day SOFR + 2.10%), 4.90%, 07/25/33(a)		127	126,887
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)		306	261,148
(1-day SOFR + 2.53%), 3.07%, 04/30/41(a)		160	120,665
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(a)		535	490,519
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(a)		50	46,707
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(a)		380	377,855
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)		475	430,441
Westpac Banking Corp., (5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)		265	262,720
			67,152,607
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		15	14,545
4.90%, 02/01/46		122	111,539
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34		250	253,531
5.55%, 01/23/49		80	78,647
5.80%, 01/23/59		20	20,280
Coca-Cola Co.
1.65%, 06/01/30		75	66,385
2.25%, 01/05/32		60	52,873
5.30%, 05/13/54		280	271,151
2.75%, 06/01/60		100	59,164
5.40%, 05/13/64		200	193,251
Constellation Brands, Inc.
3.70%, 12/06/26		100	98,965
2.88%, 05/01/30		125	115,570
4.75%, 05/09/32(f)		105	104,240
Diageo Capital PLC, 5.88%, 09/30/36		175	187,481
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25		35	34,863
5.30%, 03/15/34		25	25,553
4.50%, 11/15/45		20	16,756
PepsiCo, Inc.
2.75%, 03/19/30		25	23,335
4.80%, 07/17/34		75	74,968
3.88%, 03/19/60		375	279,646
			2,082,743
Biotechnology — 0.2%
Amgen, Inc.
5.51%, 03/02/26		160	160,000
4.20%, 03/01/33		85	81,432
4.66%, 06/15/51		20	16,924
4.20%, 02/22/52		97	75,273
5.65%, 03/02/53		315	304,600
4.40%, 02/22/62		103	79,301
Gilead Sciences, Inc.
4.00%, 09/01/36		25	22,725
2.60%, 10/01/40		80	57,012
5.65%, 12/01/41		100	101,006
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,170	1,015,903
Security		Par (000)	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (continued)
2.80%, 09/15/50	USD	250	$ 149,330
Royalty Pharma PLC, 2.20%, 09/02/30		225	198,996
			2,262,502
Broadline Retail — 0.0%
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(b)		55	55,210
Nordstrom, Inc., 4.38%, 04/01/30(f)		149	135,101
			190,311
Building Materials — 0.2%
Carrier Global Corp., 2.70%, 02/15/31		20	18,146
CRH America Finance, Inc., 5.50%, 01/09/35		950	971,060
Eagle Materials, Inc., 2.50%, 07/01/31		295	260,611
Fortune Brands Innovations, Inc., 5.88%, 06/01/33		25	26,128
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30		100	87,355
Martin Marietta Materials, Inc.
5.15%, 12/01/34		355	356,100
4.25%, 12/15/47		75	60,530
Quikrete Holdings, Inc., 6.38%, 03/01/32(b)		100	102,559
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		100	105,239
Standard Industries, Inc., 4.38%, 07/15/30(b)		100	94,674
Trane Technologies Financing Ltd., 5.25%, 03/03/33		150	154,084
Vulcan Materials Co.
5.35%, 12/01/34		25	25,383
4.50%, 06/15/47		75	63,048
			2,324,917
Building Products — 0.2%
Home Depot, Inc.
2.50%, 04/15/27		300	291,813
4.50%, 09/15/32		80	79,906
4.95%, 06/25/34		200	201,606
5.88%, 12/16/36		195	208,250
4.95%, 09/15/52		40	36,234
LBM Acquisition LLC, 6.25%, 01/15/29(b)		100	87,750
Lowe’s Cos., Inc.
3.38%, 09/15/25		60	59,903
3.35%, 04/01/27		300	294,897
5.00%, 04/15/33		225	226,655
5.63%, 04/15/53		115	109,950
5.80%, 09/15/62		40	38,531
Patrick Industries, Inc., 6.38%, 11/01/32(b)		115	115,077
QXO Building Products, Inc., 6.75%, 04/30/32(b)		184	189,478
			1,940,050
Capital Markets — 0.8%
Ameriprise Financial, Inc.
5.70%, 12/15/28		350	364,251
5.15%, 05/15/33		410	418,471
Apollo Debt Solutions BDC, 6.55%, 03/15/32(b)		25	25,639
Ares Capital Corp.
2.15%, 07/15/26		200	195,240
2.88%, 06/15/27		25	24,189
2.88%, 06/15/28		135	127,570
Ares Management Corp., 6.38%, 11/10/28		1,640	1,726,828
Blackstone Private Credit Fund
3.25%, 03/15/27		75	72,983
4.00%, 01/15/29		25	24,138
Blackstone Secured Lending Fund, 2.85%, 09/30/28		75	70,225
Blue Owl Capital Corp., 5.95%, 03/15/29		100	100,228
Blue Owl Credit Income Corp., 7.75%, 01/15/29		75	79,720

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Blue Owl Finance LLC
3.13%, 06/10/31	USD	670	$ 598,315
6.25%, 04/18/34		450	463,553
Charles Schwab Corp.
0.90%, 03/11/26		20	19,564
5.88%, 08/24/26		300	304,069
2.45%, 03/03/27		5	4,856
3.20%, 01/25/28		3	2,927
1.65%, 03/11/31		2	1,710
2.30%, 05/13/31		9	7,974
1.95%, 12/01/31		74	63,066
2.90%, 03/03/32		3	2,695
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)		180	189,956
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)		110	118,708
(1-day SOFR + 2.21%), 5.64%, 05/19/29(a)		66	68,217
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)		61	64,656
FS KKR Capital Corp.
2.63%, 01/15/27		110	105,707
3.25%, 07/15/27		150	144,078
3.13%, 10/12/28		220	202,842
6.88%, 08/15/29(f)		380	392,230
6.13%, 01/15/30(f)		560	561,935
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(f)		151	152,510
10.00%, 11/15/29(b)		93	94,156
9.00%, 06/15/30(f)		95	92,267
Invesco Finance PLC, 3.75%, 01/15/26		125	124,485
IREN Ltd., Series IREN, 3.50%, 12/15/29(b)(h)		40	56,500
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		100	99,216
6.75%, 05/01/33(f)		110	112,572
Jefferies Financial Group, Inc., 4.85%, 01/15/27		20	20,094
Lazard Group LLC, 4.50%, 09/19/28		100	99,567
LPL Holdings, Inc., 5.65%, 03/15/35		655	657,205
Osaic Holdings, Inc.(b)(c)
08/01/32		20	20,241
08/01/33		10	10,162
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)		60	61,078
StoneX Group, Inc., 7.88%, 03/01/31(b)		186	195,402
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)		70	72,832
Voya Financial, Inc.
3.65%, 06/15/26		100	99,225
5.00%, 09/20/34		520	507,859
			9,021,911
Chemicals — 0.3%
Air Products and Chemicals, Inc., 4.85%, 02/08/34		150	149,576
Chemours Co., 4.63%, 11/15/29(b)		100	84,696
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)		104	103,235
DuPont de Nemours, Inc., 5.42%, 11/15/48		20	19,991
Eastman Chemical Co., 5.75%, 03/08/33		75	77,893
Ecolab, Inc., 2.13%, 02/01/32		90	77,578
EIDP, Inc., 4.50%, 05/15/26		35	34,973
FMC Corp., 3.20%, 10/01/26		25	24,606
LYB International Finance III LLC
5.63%, 05/15/33		125	126,357
4.20%, 05/01/50		60	43,680
3.80%, 10/01/60(f)		100	62,722
Mosaic Co., 5.45%, 11/15/33		25	25,474
NOVA Chemicals Corp., 9.00%, 02/15/30(b)		100	107,454
OCP SA, 6.75%, 05/02/34(d)		223	231,899
Security		Par (000)	Value
Chemicals (continued)
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(b)	USD	210	$ 214,763
PPG Industries, Inc., 1.20%, 03/15/26		50	48,965
RPM International, Inc., 2.95%, 01/15/32(f)		470	416,116
Sasol Financing USA LLC, 8.75%, 05/03/29(d)		229	228,428
Sherwin-Williams Co.
3.45%, 06/01/27		150	147,351
5.15%, 08/15/35(f)		920	917,743
4.50%, 06/01/47		200	167,152
Tronox, Inc., 4.63%, 03/15/29(b)		100	77,801
			3,388,453
Commercial Services & Supplies — 0.6%
Alta Equipment Group, Inc., 9.00%, 06/01/29(b)(f)		126	119,491
Automatic Data Processing, Inc., 4.75%, 05/08/32		455	459,389
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
8.25%, 01/15/30		86	88,497
8.00%, 02/15/31(f)		45	45,951
8.38%, 06/15/32		234	241,396
Block, Inc., 3.50%, 06/01/31		77	70,567
California Institute of Technology
4.32%, 08/01/45		100	84,250
4.70%, 11/01/2111		35	28,076
3.65%, 09/01/2119(f)		50	31,308
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122		95	87,661
Cornell University, 4.84%, 06/15/34		75	74,522
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(d)		190	211,020
Emory University, Series 2020, 2.14%, 09/01/30		35	31,452
Equifax, Inc., 3.10%, 05/15/30		150	139,804
FTAI Aviation Investors LLC(b)
7.00%, 05/01/31		100	103,755
7.00%, 06/15/32		96	99,419
Garda World Security Corp., 6.00%, 06/01/29(b)		100	98,086
GATX Corp., 4.00%, 06/30/30		100	97,221
GEO Group, Inc.
8.63%, 04/15/29		217	230,394
10.25%, 04/15/31		180	197,897
Global Payments, Inc.
4.80%, 04/01/26		50	49,997
5.30%, 08/15/29		125	126,730
5.40%, 08/15/32		40	40,520
Hertz Corp., 12.63%, 07/15/29(b)		199	207,902
Kaspi.KZ JSC, 6.25%, 03/26/30(d)		212	216,240
Massachusetts Institute of Technology, 3.96%, 07/01/38		50	45,314
PayPal Holdings, Inc., 2.30%, 06/01/30		75	68,034
President and Fellows of Harvard College
4.61%, 02/15/35		50	49,257
2.52%, 10/15/50(f)		150	89,924
Quanta Services, Inc.
2.90%, 10/01/30		1,260	1,158,227
2.35%, 01/15/32		220	189,833
5.25%, 08/09/34		90	90,945
3.05%, 10/01/41		50	35,718
RELX Capital, Inc., 5.25%, 03/27/35		85	86,569
RR Donnelley & Sons Co., 10.88%, 08/01/29(b)		100	97,417
S&P Global, Inc.
2.45%, 03/01/27		200	194,430
5.25%, 09/15/33		55	56,881
2.30%, 08/15/60(f)		230	117,451
3.90%, 03/01/62		10	7,492
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Trustees of the University of Pennsylvania, 3.61%, 02/15/2119	USD	350	$ 218,343
United Rentals North America, Inc., 3.75%, 01/15/32		100	91,088
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		150	109,684
University of Southern California, 4.98%, 10/01/53(f)		10	9,173
Verisk Analytics, Inc.
4.13%, 03/15/29		530	525,822
5.75%, 04/01/33		50	52,338
5.25%, 06/05/34		620	629,918
5.50%, 06/15/45		40	38,324
3.63%, 05/15/50		35	24,801
Worldline SA, 5.50%, 06/10/30(d)	EUR	100	102,435
Worldline SA/France, 4.13%, 09/12/28(d)		100	103,094
			7,374,057
Communications Equipment — 0.3%
CommScope LLC(b)
8.25%, 03/01/27(f)	USD	125	125,289
9.50%, 12/15/31		112	117,943
Motorola Solutions, Inc.
4.60%, 02/23/28		90	90,296
4.60%, 05/23/29		25	25,067
2.30%, 11/15/30		400	355,336
2.75%, 05/24/31		650	583,631
5.60%, 06/01/32		539	559,002
5.40%, 04/15/34		565	576,294
5.55%, 08/15/35		323	329,466
Viasat, Inc.(b)(f)
6.50%, 07/15/28		142	133,849
7.50%, 05/30/31		216	188,073
			3,084,246
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33(b)		120	120,976
HTA Group Ltd., 7.50%, 06/04/29(b)		150	154,734
IHS Holding Ltd., 8.25%, 11/29/31(d)		228	232,257
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(d)		400	403,800
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28(d)		220	230,863
Tutor Perini Corp., 11.88%, 04/30/29(b)(f)		127	142,797
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		49	47,150
			1,332,577
Consumer Finance — 0.8%
American Express Co.
3.13%, 05/20/26		50	49,488
(1-day SOFR + 1.00%), 5.10%, 02/16/28(a)		665	671,087
(1-day SOFR + 1.22%), 4.92%, 07/20/33(a)		275	275,886
(1-day SOFR + 1.33%), 6.34%, 10/30/26(a)		300	301,184
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		50	48,739
(1-day SOFR + 1.84%), 5.04%, 05/01/34(a)		220	221,704
(1-day SOFR + 1.93%), 5.63%, 07/28/34(a)		150	153,803
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(a)		215	219,238
Capital One Financial Corp.(a)
(1-day SOFR + 1.56%), 5.46%, 07/26/30		610	626,711
(1-day SOFR + 2.04%), 6.18%, 01/30/36(f)		290	297,716
(1-day SOFR + 2.37%), 5.27%, 05/10/33		50	50,383
(1-day SOFR + 2.44%), 7.15%, 10/29/27		25	25,750
(1-day SOFR + 2.60%), 5.25%, 07/26/30		75	76,455
(1-day SOFR + 2.64%), 6.31%, 06/08/29		44	45,967
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34		410	477,662
Security		Par (000)	Value
Consumer Finance (continued)
Enova International, Inc., 9.13%, 08/01/29(b)	USD	128	$ 134,020
EZCORP, Inc., 7.38%, 04/01/32(b)		35	36,451
goeasy Ltd.(b)
9.25%, 12/01/28		138	146,069
7.63%, 07/01/29(f)		70	72,082
7.38%, 10/01/30		75	76,471
Mastercard, Inc.
2.95%, 11/21/26		25	24,616
3.35%, 03/26/30		640	614,912
4.95%, 03/15/32(f)		160	163,814
4.55%, 01/15/35		220	214,915
3.85%, 03/26/50		100	77,809
2.95%, 03/15/51(f)		460	299,052
OneMain Finance Corp.
6.63%, 05/15/29		65	66,384
7.88%, 03/15/30		128	134,741
7.50%, 05/15/31		131	136,524
SLM Corp., 6.50%, 01/31/30		80	83,101
Synchrony Financial
3.95%, 12/01/27		50	49,034
5.15%, 03/19/29		198	198,876
2.88%, 10/28/31(f)		535	466,183
7.25%, 02/02/33(f)		610	641,036
(1-day SOFR + 1.40%), 5.02%, 07/29/29(a)		155	154,909
(1-day SOFR + 1.68%), 5.45%, 03/06/31(a)(f)		598	602,160
(1-day SOFR + 2.07%), 6.00%, 07/29/36(a)		80	80,241
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)		964	990,783
Visa, Inc.
1.10%, 02/15/31		40	33,933
4.30%, 12/14/45		220	189,205
3.65%, 09/15/47		35	27,016
			9,256,110
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp., 5.20%, 07/05/28		100	101,746
Target Corp.
2.35%, 02/15/30		75	68,980
4.50%, 09/15/34		75	72,673
4.80%, 01/15/53		35	30,961
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29		152	163,161
Walmart, Inc.
4.90%, 04/28/35		1,140	1,147,488
4.50%, 09/09/52		110	95,585
4.50%, 04/15/53		25	21,721
			1,702,315
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	182,170
Berry Global, Inc., 1.57%, 01/15/26		25	24,621
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		131	133,696
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		46	46,401
9.25%, 04/15/27		144	142,523
Packaging Corp. of America
3.00%, 12/15/29		125	117,741
5.70%, 12/01/33		200	208,078
4.05%, 12/15/49		420	321,567
WRKCo, Inc., 3.00%, 06/15/33		80	70,153
			1,246,950

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Distributors — 0.0%
WW Grainger, Inc., 4.45%, 09/15/34	USD	505	$ 491,010
Diversified Consumer Services — 0.0%
Flourishing Trade & Investment Ltd., (11.04% PIK), 11.04%, 04/02/28(b)(d)(i)		512	523,213
Diversified REITs — 1.1%
American Tower Corp.
1.50%, 01/31/28		20	18,607
5.80%, 11/15/28		140	145,336
3.95%, 03/15/29		40	39,160
3.80%, 08/15/29		80	77,680
2.90%, 01/15/30		175	162,518
5.00%, 01/31/30		132	134,029
2.10%, 06/15/30		280	248,491
2.70%, 04/15/31		25	22,370
4.05%, 03/15/32		5	4,790
5.45%, 02/15/34		484	495,590
5.40%, 01/31/35		490	498,452
2.95%, 01/15/51		100	62,903
Brixmor Operating Partnership LP, 4.05%, 07/01/30		20	19,375
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	15,905
Brookfield Finance, Inc.
4.35%, 04/15/30		125	123,530
5.68%, 01/15/35		400	410,723
Crown Castle, Inc.
1.05%, 07/15/26		65	62,846
4.30%, 02/15/29		60	59,211
5.60%, 06/01/29		41	42,276
4.90%, 09/01/29		67	67,480
3.10%, 11/15/29		100	93,873
3.30%, 07/01/30		175	163,880
2.25%, 01/15/31		47	41,077
2.10%, 04/01/31		170	146,291
2.50%, 07/15/31		34	29,744
2.90%, 04/01/41		50	35,738
Digital Realty Trust LP, 5.55%, 01/15/28		50	51,158
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34		247	251,770
Equinix, Inc.
1.55%, 03/15/28		50	46,444
2.50%, 05/15/31		232	205,724
3.90%, 04/15/32		707	666,692
3.40%, 02/15/52		141	94,005
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		401	409,670
5.30%, 01/15/29		145	146,333
4.00%, 01/15/30		24	22,955
4.00%, 01/15/31		25	23,559
3.25%, 01/15/32		548	484,742
5.63%, 09/15/34		290	289,623
6.25%, 09/15/54(f)		263	259,095
Host Hotels & Resorts LP
5.70%, 06/15/32		250	253,601
5.50%, 04/15/35		300	296,028
Series F, 4.50%, 02/01/26		20	19,959
Series I, 3.50%, 09/15/30		25	23,187
Kimco Realty OP LLC, 2.80%, 10/01/26		20	19,579
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		50	48,097
Prologis LP
4.63%, 01/15/33		40	39,632
Security		Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
5.25%, 06/15/53	USD	40	$ 37,343
Regency Centers LP
3.60%, 02/01/27		20	19,764
3.70%, 06/15/30		100	96,436
Rithm Capital Corp.(b)
8.00%, 04/01/29		149	152,205
8.00%, 07/15/30		60	61,082
SBA Communications Corp., 3.88%, 02/15/27		100	98,273
Service Properties Trust
5.50%, 12/15/27		50	49,309
8.38%, 06/15/29		144	149,212
4.38%, 02/15/30(f)		100	84,727
8.88%, 06/15/32(f)		148	154,754
Sun Communities Operating LP, 2.70%, 07/15/31		390	344,452
Trust Fibra Uno, 7.70%, 01/23/32(d)		202	213,049
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		113	119,427
4.75%, 04/15/28		100	96,912
6.50%, 02/15/29		80	77,825
VICI Properties LP
4.75%, 04/01/28(f)		5	5,028
4.95%, 02/15/30		766	769,239
5.13%, 11/15/31		489	488,712
5.13%, 05/15/32		1,147	1,144,256
6.13%, 04/01/54		300	293,921
VICI Properties LP/VICI Note Co., Inc.(b)
4.25%, 12/01/26		862	854,882
4.50%, 01/15/28		158	156,394
3.88%, 02/15/29		514	497,219
4.63%, 12/01/29		469	459,615
4.13%, 08/15/30		66	63,059
Weyerhaeuser Co., 4.00%, 04/15/30		50	48,693
XHR LP, 4.88%, 06/01/29(b)		50	48,259
			13,457,775
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.70%, 03/25/26		730	716,753
1.65%, 02/01/28		260	243,400
3.10%, 02/01/43		125	90,227
4.35%, 06/15/45		45	37,226
5.45%, 03/01/47		258	243,556
3.50%, 09/15/53		589	396,805
6.05%, 08/15/56		85	86,167
3.80%, 12/01/57		399	277,172
3.65%, 09/15/59		992	659,780
3.85%, 06/01/60		119	82,242
3.50%, 02/01/61		50	31,931
British Telecommunications PLC, 9.63%, 12/15/30		145	177,212
Cisco Systems, Inc.
4.85%, 02/26/29		200	203,946
4.95%, 02/24/32		190	193,734
5.30%, 02/26/54		205	197,524
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		200	201,962
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	24,810
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		276	275,653
6.75%, 05/01/29(b)		205	206,960
5.88%, 11/01/29		170	171,297
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC (continued)
8.63%, 03/15/31(b)	USD	114	$ 120,771
GCI LLC, 4.75%, 10/15/28(b)		76	73,356
Level 3 Financing, Inc.(b)
4.25%, 07/01/28		112	101,780
10.75%, 12/15/30		100	112,625
6.88%, 06/30/33		205	207,738
Lumen Technologies, Inc., 10.00%, 10/15/32(b)		208	210,340
SoftBank Group Corp., 7.00%, 07/08/31(d)		200	204,034
Sprint Capital Corp., 8.75%, 03/15/32		570	688,502
Telecom Italia Capital SA
6.00%, 09/30/34		46	45,613
7.20%, 07/18/36		60	62,904
7.72%, 06/04/38		60	64,639
TELUS Corp., 2.80%, 02/16/27		75	73,097
Verizon Communications, Inc.
3.00%, 03/22/27		50	48,896
4.33%, 09/21/28		25	24,977
4.02%, 12/03/29		75	73,703
5.05%, 05/09/33		100	100,907
4.40%, 11/01/34		25	23,795
5.25%, 04/02/35		535	537,153
5.85%, 09/15/35(f)		237	249,465
5.40%, 07/02/37(b)		38	37,972
4.75%, 11/01/41		45	40,425
4.86%, 08/21/46		45	39,946
3.55%, 03/22/51		610	434,197
			8,095,192
Electric Utilities — 2.5%
AEP Texas, Inc.
5.45%, 05/15/29		25	25,754
4.70%, 05/15/32		105	103,153
5.70%, 05/15/34		204	208,275
3.45%, 05/15/51		182	121,634
5.25%, 05/15/52		120	107,829
Series G, 4.15%, 05/01/49		36	27,294
AEP Transmission Co. LLC
5.15%, 04/01/34		40	40,243
5.38%, 06/15/35		83	84,356
3.75%, 12/01/47		48	36,261
3.15%, 09/15/49		139	92,459
5.40%, 03/15/53		150	144,099
Series N, 2.75%, 08/15/51		34	20,691
Alabama Power Co.
5.85%, 11/15/33		80	84,823
6.00%, 03/01/39		32	34,081
4.30%, 01/02/46		29	24,308
Ameren Corp., 5.70%, 12/01/26		110	111,487
Ameren Illinois Co.
4.95%, 06/01/33		160	161,150
5.90%, 12/01/52		20	20,425
American Electric Power Co., Inc., 5.63%, 03/01/33		50	51,853
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	29,308
Arizona Public Service Co.
2.20%, 12/15/31		45	38,449
5.55%, 08/01/33		195	200,253
Baltimore Gas and Electric Co.
2.25%, 06/15/31		25	22,110
3.75%, 08/15/47		44	33,447
5.40%, 06/01/53		150	143,263
Security		Par (000)	Value
Electric Utilities (continued)
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	USD	75	$ 63,764
6.13%, 04/01/36		75	80,122
5.15%, 11/15/43		45	42,494
4.45%, 01/15/49		175	144,960
4.60%, 05/01/53		230	192,715
Black Hills Corp., 6.00%, 01/15/35		80	83,170
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28(f)		10	10,245
5.15%, 03/01/34		50	50,376
4.50%, 04/01/44		20	17,286
Series AJ, 4.85%, 10/01/52		40	35,583
CenterPoint Energy, Inc., 1.45%, 06/01/26		50	48,712
Commonwealth Edison Co.
5.90%, 03/15/36		25	26,639
5.65%, 06/01/54		135	133,564
Connecticut Light and Power Co., 4.95%, 01/15/30		130	132,253
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/52		170	177,845
5.70%, 05/15/54		60	59,591
Series 2006-A, 5.85%, 03/15/36(f)		100	104,691
Constellation Energy Generation LLC
5.80%, 03/01/33		15	15,838
6.50%, 10/01/53		25	27,042
Consumers Energy Co.
4.90%, 02/15/29		25	25,443
4.60%, 05/30/29		40	40,361
4.70%, 01/15/30		40	40,450
4.63%, 05/15/33		85	83,770
5.05%, 05/15/35(f)		51	51,171
4.35%, 04/15/49		25	20,884
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(d)		386	396,892
Diamond II Ltd., 7.95%, 07/28/26(d)		450	453,254
Dominion Energy South Carolina, Inc., Series 2025, 5.30%, 01/15/35		22	22,416
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32(f)		50	48,145
Series B, 5.95%, 06/15/35		100	105,005
Series F, 5.25%, 08/01/33		50	50,365
DTE Electric Co.
5.20%, 04/01/33		80	82,162
5.20%, 03/01/34		75	76,587
5.25%, 05/15/35(f)		510	517,920
Series B, 3.65%, 03/01/52		20	14,601
DTE Energy Co., 4.88%, 06/01/28		125	126,314
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	20,256
3.70%, 12/01/47		504	375,393
3.20%, 08/15/49		105	70,766
3.55%, 03/15/52		45	32,283
5.35%, 01/15/53		29	27,601
5.40%, 01/15/54(f)		150	144,348
Duke Energy Corp.
4.85%, 01/05/29		135	136,571
3.95%, 08/15/47		86	64,530
3.50%, 06/15/51		137	93,671
5.00%, 08/15/52		80	69,811
6.10%, 09/15/53		200	203,411
5.80%, 06/15/54(f)		450	439,794
Duke Energy Florida LLC, 3.00%, 12/15/51		117	73,672

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Indiana LLC, 5.40%, 04/01/53	USD	10	$ 9,497
Duke Energy Ohio, Inc.
2.13%, 06/01/30		227	203,916
5.65%, 04/01/53		38	37,515
5.55%, 03/15/54		63	61,221
Duke Energy Progress LLC
3.40%, 04/01/32		320	296,839
5.25%, 03/15/33		75	76,939
5.05%, 03/15/35		211	211,276
2.90%, 08/15/51		50	30,889
5.35%, 03/15/53		408	385,794
5.55%, 03/15/55(f)		516	504,412
Edison International, 4.13%, 03/15/28		20	19,392
Entergy Arkansas LLC, 5.75%, 06/01/54		30	29,878
Entergy Corp., 2.80%, 06/15/30		20	18,409
Entergy Louisiana LLC, 4.20%, 09/01/48		150	119,124
Entergy Mississippi LLC
5.00%, 09/01/33		150	150,921
5.85%, 06/01/54		25	24,963
Entergy Texas, Inc.
1.75%, 03/15/31		50	42,974
5.80%, 09/01/53		100	98,462
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	21,194
5.70%, 03/15/53		40	39,397
Evergy Metro, Inc., 5.40%, 04/01/34(f)		30	30,656
Eversource Energy
4.75%, 05/15/26		150	150,027
5.13%, 05/15/33		50	49,974
5.50%, 01/01/34		225	228,856
Exelon Corp.
3.35%, 03/15/32		110	101,605
5.63%, 06/15/35		25	25,596
5.60%, 03/15/53		40	38,163
FirstEnergy Corp.
2.65%, 03/01/30		187	171,521
Series B, 3.90%, 07/15/27		459	453,304
Series C, 4.85%, 07/15/47		156	132,503
Series C, 3.40%, 03/01/50		990	667,777
FirstEnergy Transmission LLC
5.00%, 01/15/35		495	489,408
5.45%, 07/15/44(b)		96	91,080
4.55%, 04/01/49(b)		289	241,391
Florida Power & Light Co.
5.05%, 04/01/28(f)		30	30,604
5.10%, 04/01/33		110	112,174
5.95%, 02/01/38		75	79,774
5.96%, 04/01/39		25	26,403
4.05%, 10/01/44		60	49,258
3.15%, 10/01/49		100	67,204
2.88%, 12/04/51		134	84,051
5.30%, 04/01/53		190	181,581
Georgia Power Co.
4.85%, 03/15/31(f)		81	82,405
4.95%, 05/17/33		230	231,048
5.13%, 05/15/52(f)		90	83,737
Series 2010-C, 4.75%, 09/01/40		50	46,563
Series B, 3.70%, 01/30/50		37	27,604
Idaho Power Co., 5.80%, 04/01/54		25	24,906
India Clean Energy Holdings, 4.50%, 04/18/27(d)		400	386,000
Indiana Michigan Power Co., 5.63%, 04/01/53		20	19,617
Interstate Power and Light Co.
4.10%, 09/26/28		50	49,470
Security		Par (000)	Value
Electric Utilities (continued)
Interstate Power and Light Co. (continued)
5.60%, 06/29/35	USD	30	$ 30,783
JSW Hydro Energy Ltd., 4.13%, 05/18/31(d)		213	197,345
Kentucky Utilities Co., 3.30%, 06/01/50		25	16,887
MidAmerican Energy Co.
4.25%, 07/15/49		23	18,625
5.85%, 09/15/54		30	30,628
5.30%, 02/01/55		45	42,572
Minejesa Capital BV, 5.63%, 08/10/37(d)		522	510,777
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		339	331,062
MVM Energetika Zrt, 6.50%, 03/13/31(d)		206	212,180
National Grid PLC, 5.42%, 01/11/34		40	40,731
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,530
5.05%, 09/15/28		70	71,322
5.15%, 06/15/29		85	87,401
Nevada Power Co.
6.00%, 03/15/54		15	15,078
Series CC, 3.70%, 05/01/29		35	34,060
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26		135	135,205
4.69%, 09/01/27		160	160,785
2.25%, 06/01/30		25	22,481
5.05%, 02/28/33		150	150,736
5.45%, 03/15/35		50	50,869
5.55%, 03/15/54		65	61,837
Northern States Power Co.
5.10%, 05/15/53		120	111,253
5.40%, 03/15/54		50	48,299
5.65%, 06/15/54		35	35,192
NSTAR Electric Co., 4.95%, 09/15/52		50	44,363
Oglethorpe Power Corp.
5.05%, 10/01/48		10	8,822
6.20%, 12/01/53		75	76,716
Ohio Power Co.
5.65%, 06/01/34		240	246,615
4.00%, 06/01/49		64	48,325
Series P, 2.60%, 04/01/30		169	155,210
Series Q, 1.63%, 01/15/31		32	27,172
Series R, 2.90%, 10/01/51		130	78,739
Oklahoma Gas and Electric Co.
5.40%, 01/15/33		75	77,186
5.60%, 04/01/53		40	38,803
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		70	64,702
5.65%, 11/15/33		75	78,815
5.30%, 06/01/42		105	100,848
Pacific Gas and Electric Co.
3.15%, 01/01/26		55	54,619
2.95%, 03/01/26		65	64,273
3.30%, 03/15/27		150	146,546
6.10%, 01/15/29		50	51,712
3.25%, 06/01/31		100	90,355
6.15%, 01/15/33		100	103,857
6.40%, 06/15/33		22	23,212
6.95%, 03/15/34		200	217,574
6.00%, 08/15/35		45	45,873
4.50%, 07/01/40		60	50,671
3.30%, 08/01/40		103	75,335
4.75%, 02/15/44		436	360,554
4.00%, 12/01/46		67	48,551
4.95%, 07/01/50		320	264,454
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
5.25%, 03/01/52	USD	241	$ 205,383
6.75%, 01/15/53		538	558,443
6.70%, 04/01/53		323	330,971
5.90%, 10/01/54		141	132,160
6.15%, 03/01/55		192	183,874
PacifiCorp.
5.10%, 02/15/29		225	228,779
5.30%, 02/15/31		60	61,571
5.35%, 12/01/53		20	17,841
5.50%, 05/15/54		30	27,421
PECO Energy Co.
2.85%, 09/15/51		262	164,449
4.38%, 08/15/52		40	32,889
PG&E Corp., 5.25%, 07/01/30(f)		741	710,771
Pinnacle West Capital Corp., 5.15%, 05/15/30		424	432,223
Potomac Electric Power Co., 5.20%, 03/15/34		140	142,242
PPL Electric Utilities Corp.
4.85%, 02/15/34		105	104,396
5.25%, 05/15/53		40	38,067
Public Service Co. of Colorado
1.88%, 06/15/31		75	64,488
5.25%, 04/01/53		20	18,341
5.75%, 05/15/54		65	64,114
Series 39, 4.50%, 06/01/52		60	48,675
Public Service Co. of Oklahoma, 5.25%, 01/15/33		50	50,674
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	79,249
5.20%, 08/01/33		75	77,023
5.20%, 03/01/34		65	66,185
3.95%, 05/01/42		60	49,244
5.45%, 08/01/53		100	97,655
Public Service Enterprise Group, Inc., 2.45%, 11/15/31		100	87,403
Puget Sound Energy, Inc.
4.22%, 06/15/48		100	79,598
5.45%, 06/01/53		10	9,488
5.69%, 06/15/54		30	29,507
San Diego Gas & Electric Co.
5.35%, 04/01/53		90	83,687
Series VVV, 1.70%, 10/01/30		100	86,796
Sempra, 4.00%, 02/01/48		100	74,182
Sierra Pacific Power Co., 5.90%, 03/15/54		30	29,889
Southern California Edison Co.
5.30%, 03/01/28		60	60,649
5.25%, 03/15/30		25	25,206
5.45%, 06/01/31		165	168,009
5.45%, 03/01/35		25	24,902
5.50%, 03/15/40		35	33,579
3.45%, 02/01/52		80	51,551
5.70%, 03/01/53		150	135,828
5.88%, 12/01/53		20	18,706
5.75%, 04/15/54		20	18,359
Southern Co.
3.25%, 07/01/26		250	247,261
4.85%, 06/15/28		95	96,206
5.70%, 10/15/32		383	401,440
5.20%, 06/15/33		30	30,511
5.70%, 03/15/34		70	72,866
4.85%, 03/15/35		75	73,015
4.25%, 07/01/36		21	19,140
Security		Par (000)	Value
Electric Utilities (continued)
Southern Co. (continued)
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(a)	USD	100	$ 98,394
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(a)		60	59,673
Southwestern Electric Power Co.
5.30%, 04/01/33(f)		10	10,082
Series M, 4.10%, 09/15/28		95	93,871
Series N, 1.65%, 03/15/26		50	49,112
Southwestern Public Service Co., 6.00%, 06/01/54		50	50,239
System Energy Resources, Inc., 5.30%, 12/15/34		540	531,199
Tampa Electric Co.
4.90%, 03/01/29		25	25,370
5.15%, 03/01/35		530	530,417
Tucson Electric Power Co., 5.50%, 04/15/53		10	9,380
Union Electric Co.
5.20%, 04/01/34		75	75,977
5.45%, 03/15/53		110	105,386
5.13%, 03/15/55		195	178,095
Virginia Electric and Power Co.
6.35%, 11/30/37		50	53,755
5.45%, 04/01/53		100	95,289
5.70%, 08/15/53		95	94,004
5.65%, 03/15/55		80	78,877
Series A, 3.80%, 04/01/28		200	197,869
Series B, 3.75%, 05/15/27		100	99,015
Series D, 4.65%, 08/15/43		125	109,359
Vistra Operations Co. LLC(b)
5.05%, 12/30/26		115	115,199
7.75%, 10/15/31		237	250,839
6.95%, 10/15/33		205	225,364
6.00%, 04/15/34		562	583,300
5.70%, 12/30/34		782	796,096
WEC Energy Group, Inc., 5.60%, 09/12/26		21	21,218
Wisconsin Power and Light Co., 3.95%, 09/01/32		135	127,459
Xcel Energy, Inc.
4.60%, 06/01/32		55	53,694
5.50%, 03/15/34		125	126,915
			30,049,907
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., 2.20%, 09/15/31		120	104,807
Arrow Electronics, Inc.
3.88%, 01/12/28		95	93,094
5.88%, 04/10/34		590	606,712
Avnet, Inc., 6.25%, 03/15/28		45	46,682
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		670	634,853
3.57%, 12/01/31		370	340,670
5.55%, 08/22/34		350	352,597
Emerson Electric Co., 2.00%, 12/21/28		50	46,486
Fortive Corp., 3.15%, 06/15/26		25	24,655
Honeywell International, Inc.
4.88%, 09/01/29		25	25,518
4.50%, 01/15/34		370	360,436
5.00%, 03/01/35		100	99,963
Jabil, Inc., 4.25%, 05/15/27		100	99,388
Keysight Technologies, Inc., 4.95%, 10/15/34		185	181,837
TD SYNNEX Corp., 1.75%, 08/09/26		175	169,455
Xerox Holdings Corp., 8.88%, 11/30/29(b)		100	65,114
			3,252,267

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services — 0.1%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)	USD	39	$ 40,725
Petroleos Mexicanos, 7.50%, 03/31/26(b)(d)		409	407,466
Solaris Energy Infrastructure, Inc., 4.75%, 05/01/30(h)		121	180,517
Tidewater, Inc., 9.13%, 07/15/30(b)		25	26,220
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		197	201,384
Viridien, 10.00%, 10/15/30(b)		100	98,470
Weatherford International Ltd., 8.63%, 04/30/30(b)		100	102,731
			1,057,513
Entertainment — 0.3%
Bracelet Holdings, Inc., 9.25%, 07/02/28(b)		146	140,250
Caesars Entertainment, Inc., 6.00%, 10/15/32(b)(f)		100	96,518
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		88	90,367
7.50%, 09/01/31		130	135,497
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		50	48,172
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(b)		100	104,167
Odeon Finco PLC, 12.75%, 11/01/27(b)		125	130,261
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)		71	42,600
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(b)		120	119,250
Warnermedia Holdings, Inc.
3.76%, 03/15/27		2,262	2,217,914
4.05%, 03/15/29		50	46,947
4.28%, 03/15/32		70	58,782
5.05%, 03/15/42		290	193,850
5.14%, 03/15/52		45	27,793
			3,452,368
Environmental, Maintenance & Security Service — 0.2%
Republic Services, Inc.
2.30%, 03/01/30		50	45,600
5.20%, 11/15/34		335	341,455
3.05%, 03/01/50		380	255,294
Reworld Holding Corp., 4.88%, 12/01/29(b)		52	49,661
Waste Connections, Inc.
2.60%, 02/01/30		150	138,878
2.20%, 01/15/32		25	21,594
3.20%, 06/01/32		85	77,492
5.25%, 09/01/35		705	715,114
Waste Management, Inc.
4.95%, 07/03/31		535	547,186
4.88%, 02/15/34		50	50,495
			2,242,769
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	233,647
3.30%, 01/30/32		150	135,704
4.95%, 09/10/34		900	877,756
Air Lease Corp.
3.63%, 12/01/27		50	49,001
4.63%, 10/01/28		100	100,160
Ally Financial, Inc.
8.00%, 11/01/31		200	225,945
(1-day SOFR + 2.82%), 6.85%, 01/03/30(a)		75	79,070
(1-day SOFR + 3.26%), 6.99%, 06/13/29(a)		20	21,030
Security		Par (000)	Value
Financial Services (continued)
Ally Financial, Inc. (continued)
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(a)	USD	25	$ 25,331
(5-year CMT + 2.45%), 6.65%, 01/17/40(a)		140	138,969
Andiron, Series B, (1-mo. Term SOFR + 3.00%), 7.33%, 01/21/30(a)(i)		30	30,000
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(b)		415	411,415
Burford Capital Global Finance LLC(b)
6.88%, 04/15/30		15	14,964
9.25%, 07/01/31		130	137,471
Coinbase Global, Inc.(b)
3.38%, 10/01/28(f)		180	169,358
3.63%, 10/01/31		58	51,910
Credit Acceptance Corp.(b)
9.25%, 12/15/28		109	115,277
6.63%, 03/15/30		70	70,887
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(b)		30	30,683
GGAM Finance Ltd., 8.00%, 06/15/28(b)		127	134,340
Intercontinental Exchange, Inc.
3.75%, 09/21/28		20	19,639
4.95%, 06/15/52(f)		825	737,355
Nasdaq, Inc., 5.35%, 06/28/28		18	18,483
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(b)		80	81,825
ORIX Corp., 5.20%, 09/13/32		50	50,694
PennyMac Financial Services, Inc.(b)
7.13%, 11/15/30		60	61,848
6.88%, 05/15/32(f)		65	66,225
6.88%, 02/15/33(f)		95	96,825
Rocket Cos., Inc.(b)
6.13%, 08/01/30		70	70,977
6.38%, 08/01/33		80	81,599
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		100	97,814
UWM Holdings LLC, 6.63%, 02/01/30(b)		138	138,061
			4,574,263
Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26		50	49,044
4.50%, 08/15/33		20	19,533
Bunge Ltd. Finance Corp., 2.75%, 05/14/31		25	22,552
General Mills, Inc., 4.95%, 03/29/33		25	24,934
Hershey Co.
2.30%, 08/15/26		35	34,297
5.10%, 02/24/35		25	25,313
J.M. Smucker Co.
3.38%, 12/15/27		20	19,551
4.25%, 03/15/35		175	162,175
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 04/01/33		141	144,592
Kraft Heinz Foods Co., 5.20%, 07/15/45		45	39,871
Kroger Co.
5.00%, 09/15/34		140	138,488
5.50%, 09/15/54		110	103,800
Pilgrim’s Pride Corp.
6.25%, 07/01/33		640	672,683
6.88%, 05/15/34		200	218,767
Post Holdings, Inc.(b)
4.50%, 09/15/31		100	92,431
6.38%, 03/01/33		108	107,919
6.25%, 10/15/34		73	73,091
Sysco Corp., 3.25%, 07/15/27		25	24,466
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
The Campbell’s Co., 5.20%, 03/19/27	USD	25	$ 25,271
Tyson Foods, Inc., 5.10%, 09/28/48		50	44,706
U.S. Foods, Inc., 7.25%, 01/15/32(b)		139	144,819
United Natural Foods, Inc., 6.75%, 10/15/28(b)		126	125,467
			2,313,770
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
5.40%, 06/01/41		25	24,675
4.90%, 04/01/44		45	41,801
4.45%, 01/15/53		50	41,549
5.20%, 04/15/54		510	476,103
Canadian National Railway Co., 6.20%, 06/01/36		125	137,234
Canadian Pacific Railway Co., 4.00%, 06/01/28		25	24,764
CSX Corp.
6.22%, 04/30/40		100	107,678
4.10%, 03/15/44		75	61,836
4.90%, 03/15/55(f)		40	35,486
Norfolk Southern Corp.
2.90%, 06/15/26		25	24,641
4.45%, 03/01/33		50	48,785
4.84%, 10/01/41		150	137,396
2.90%, 08/25/51		50	31,253
Union Pacific Corp.
2.40%, 02/05/30		185	169,853
2.80%, 02/14/32		20	17,979
4.50%, 01/20/33		75	74,135
			1,455,168
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 4.90%, 11/30/46		380	354,527
Avantor Funding, Inc., 4.63%, 07/15/28(b)		106	103,625
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		247	257,522
Baxter International, Inc.
2.60%, 08/15/26		50	49,005
3.95%, 04/01/30		20	19,418
2.54%, 02/01/32		50	43,457
Boston Scientific Corp., 2.65%, 06/01/30		25	23,054
Insulet Corp., 6.50%, 04/01/33(b)		145	149,049
Revvity, Inc., 3.30%, 09/15/29		25	23,621
Solventum Corp.
5.40%, 03/01/29		443	455,776
5.60%, 03/23/34		139	142,568
6.00%, 05/15/64		16	15,796
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27		90	90,330
5.35%, 12/01/28		80	82,221
			1,809,969
Health Care Providers & Services — 0.8%
Adventist Health System, 5.43%, 03/01/32		50	50,400
Allina Health System, Series 2019, 3.89%, 04/15/49		50	37,190
Banner Health, 2.34%, 01/01/30		50	45,721
Baylor Scott & White Holdings, 4.19%, 11/15/45		50	41,212
Centene Corp.
4.25%, 12/15/27		100	96,969
4.63%, 12/15/29		75	71,316
CHS/Community Health Systems, Inc., 10.88%, 01/15/32(b)		100	104,838
Cigna Group
4.38%, 10/15/28		115	114,591
4.90%, 12/15/48		145	125,348
CommonSpirit Health
3.91%, 10/01/50		50	36,542
Security		Par (000)	Value
Health Care Providers & Services (continued)
CommonSpirit Health (continued)
6.46%, 11/01/52	USD	35	$ 36,949
DaVita, Inc.(b)
6.88%, 09/01/32		132	135,714
6.75%, 07/15/33(f)		60	61,877
Dignity Health, 4.50%, 11/01/42		50	41,965
Elevance Health, Inc.
4.10%, 03/01/28		50	49,612
4.65%, 01/15/43		125	108,462
4.38%, 12/01/47		150	120,694
3.60%, 03/15/51		209	144,589
5.13%, 02/15/53		26	22,933
5.65%, 06/15/54(f)		24	22,724
5.70%, 02/15/55(f)		24	22,916
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41		50	34,807
HCA, Inc.
4.13%, 06/15/29(f)		73	71,554
5.45%, 04/01/31		506	520,077
2.38%, 07/15/31		199	173,054
3.63%, 03/15/32		120	110,442
7.50%, 11/06/33		88	99,796
5.60%, 04/01/34		230	234,394
5.45%, 09/15/34		138	138,559
5.75%, 03/01/35		489	500,781
5.13%, 06/15/39		80	75,003
5.50%, 06/15/47		143	132,323
3.50%, 07/15/51		39	25,645
4.63%, 03/15/52		821	656,179
6.00%, 04/01/54		304	295,190
6.20%, 03/01/55		200	199,535
6.10%, 04/01/64		482	467,048
Humana, Inc.
1.35%, 02/03/27		35	33,387
4.88%, 04/01/30		50	50,255
5.38%, 04/15/31		25	25,501
IQVIA, Inc., 6.25%, 02/01/29		45	47,023
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	46,190
4.15%, 05/01/47		50	40,835
Series 2021, 3.00%, 06/01/51		275	176,608
Laboratory Corp. of America Holdings, 4.80%, 10/01/34		580	564,172
Medline Borrower LP, 3.88%, 04/01/29(b)		100	95,368
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50		50	32,247
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		50	36,353
MPH Acquisition Holdings LLC(b)
5.75%, 12/31/30		82	67,568
(11.50% PIK), 11.50%, 12/31/30(g)		2	1,679
(6.75% PIK), 6.75%, 03/31/31(g)		30	22,960
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	29,544
Northwell Healthcare, Inc., 3.81%, 11/01/49		85	60,738
Novant Health, Inc., 2.64%, 11/01/36(f)		50	38,862
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		50	37,503
Quest Diagnostics, Inc.
4.60%, 12/15/27		650	652,881
4.63%, 12/15/29		800	804,238
Select Medical Corp., 6.25%, 12/01/32(b)(f)		49	48,873
Sharp HealthCare, Series 20B, 2.68%, 08/01/50		100	60,203

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Sutter Health, 5.55%, 08/15/53(f)	USD	100	$ 97,116
Tenet Healthcare Corp., 4.63%, 06/15/28		180	176,939
UnitedHealth Group, Inc.
4.25%, 03/15/43		120	100,032
5.88%, 02/15/53		100	98,679
5.63%, 07/15/54		125	119,074
Universal Health Services, Inc.
4.63%, 10/15/29		50	49,301
5.05%, 10/15/34		370	351,731
			9,192,809
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		40	39,846
5.50%, 10/01/35		25	25,128
4.00%, 02/01/50		200	148,730
Diversified Healthcare Trust, 4.38%, 03/01/31(f)		117	97,778
Healthcare Realty Holdings LP, 3.75%, 07/01/27		25	24,616
Healthpeak OP LLC, 3.00%, 01/15/30		25	23,436
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		88	80,732
Omega Healthcare Investors, Inc.
5.20%, 07/01/30		469	470,489
3.38%, 02/01/31		100	91,454
Ventas Realty LP
4.13%, 01/15/26		20	19,933
3.00%, 01/15/30		25	23,383
5.10%, 07/15/32		250	252,663
5.00%, 01/15/35		385	377,135
Welltower OP LLC
4.50%, 07/01/30		500	498,710
3.85%, 06/15/32		20	18,987
5.13%, 07/01/35		300	298,962
			2,491,982
Hotels, Restaurants & Leisure — 0.5%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		100	92,651
Darden Restaurants, Inc.
4.35%, 10/15/27		205	204,589
4.55%, 10/15/29		205	203,948
6.30%, 10/10/33		310	330,435
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)		100	94,083
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)		200	205,914
Hyatt Hotels Corp.
5.75%, 01/30/27		200	203,295
5.38%, 12/15/31		1,120	1,135,364
Las Vegas Sands Corp.
3.90%, 08/08/29		25	23,856
6.00%, 08/15/29		75	77,093
6.20%, 08/15/34		55	56,396
Marriott International, Inc.
5.45%, 09/15/26		100	100,916
5.55%, 10/15/28		250	258,037
5.30%, 05/15/34		370	373,117
5.35%, 03/15/35		500	501,901
Series GG, 3.50%, 10/15/32		25	22,712
Series HH, 2.85%, 04/15/31		355	321,812
McDonald’s Corp.
3.80%, 04/01/28		50	49,433
3.63%, 09/01/49		300	217,515
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
5.15%, 09/09/52	USD	50	$ 45,745
Melco Resorts Finance Ltd.(d)
5.75%, 07/21/28		200	196,500
5.38%, 12/04/29		200	190,500
MGM China Holdings Ltd., 7.13%, 06/26/31(d)		500	520,545
Starbucks Corp.
4.80%, 02/15/33		275	274,621
5.00%, 02/15/34		25	25,156
Wynn Macau Ltd., 5.63%, 08/26/28(d)		200	197,820
			5,923,954
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 04/01/30		52	48,763
6.88%, 08/01/33		18	17,962
Beazer Homes USA, Inc., 7.25%, 10/15/29(f)		93	93,596
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		51	47,492
Forestar Group, Inc., 5.00%, 03/01/28(b)		49	48,629
Lennar Corp., 4.75%, 11/29/27		10	10,024
LGI Homes, Inc.(b)
8.75%, 12/15/28		45	47,197
7.00%, 11/15/32(f)		54	51,975
Mattamy Group Corp.(b)
5.25%, 12/15/27		49	48,648
4.63%, 03/01/30		51	48,927
MDC Holdings, Inc., 3.97%, 08/06/61		15	10,696
NVR, Inc., 3.00%, 05/15/30		1,300	1,213,037
PulteGroup, Inc., 5.50%, 03/01/26		50	50,079
STL Holding Co. LLC, 8.75%, 02/15/29(b)		44	45,682
Whirlpool Corp.
4.75%, 02/26/29		180	175,819
6.13%, 06/15/30		45	44,893
			2,003,419
Household Products — 0.0%
Kimberly-Clark Corp.
6.63%, 08/01/37		25	28,671
2.88%, 02/07/50		15	9,712
			38,383
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		200	212,480
Continuum Energy Pte. Ltd., (12.85% Cash or 7.85% PIK), 5.00%, 09/11/27(b)(f)(i)		218	218,366
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)		198	202,559
Greenko Power II Ltd., 4.30%, 12/13/28(d)		239	225,972
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(d)		200	203,250
India Green Power Holdings, 4.00%, 02/22/27(d)		217	209,609
NRG Energy, Inc.(b)
4.45%, 06/15/29		98	96,385
7.00%, 03/15/33		718	787,635
6.25%, 11/01/34		45	45,597
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		400	398,760
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(b)(g)		22	13,347
			2,613,960
Industrial Conglomerates — 0.0%
3M Co., 3.38%, 03/01/29		100	96,642
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates (continued)
Carlisle Cos., Inc., 2.75%, 03/01/30	USD	25	$ 23,069
Eaton Corp., 4.00%, 11/02/32		20	19,241
Enpro, Inc., 6.13%, 06/01/33(b)		30	30,266
Parker-Hannifin Corp., 4.10%, 03/01/47		75	60,500
			229,718
Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)		30	30,375
Aflac, Inc., 4.75%, 01/15/49		10	8,628
Alleghany Corp., 3.63%, 05/15/30		25	24,152
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/32(b)		100	102,798
Allstate Corp.
5.05%, 06/24/29		275	280,402
5.25%, 03/30/33		100	102,154
5.55%, 05/09/35		75	77,444
American International Group, Inc.
4.85%, 05/07/30(f)		310	314,083
5.13%, 03/27/33		40	40,490
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52		25	18,371
Arthur J Gallagher & Co.
3.50%, 05/20/51		80	54,866
3.05%, 03/09/52		45	27,929
5.75%, 07/15/54		250	241,853
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		226	236,231
Athene Holding Ltd., 3.95%, 05/25/51		5	3,510
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		57	58,850
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		80	72,159
3.85%, 03/15/52		190	144,925
Brighthouse Financial, Inc., 3.85%, 12/22/51		30	18,407
Brown & Brown, Inc., 4.95%, 03/17/52		430	367,838
Corebridge Financial, Inc.
3.90%, 04/05/32		20	18,797
5.75%, 01/15/34		25	25,947
4.35%, 04/05/42		40	33,479
Enstar Group Ltd., 3.10%, 09/01/31		672	590,826
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50(f)		400	271,514
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54		140	141,143
6.10%, 03/15/55		322	312,625
Fidelity National Financial, Inc.
2.45%, 03/15/31		310	269,162
3.20%, 09/17/51		120	73,645
HUB International Ltd., 7.38%, 01/31/32(b)		100	104,125
Lincoln National Corp.
3.80%, 03/01/28		100	97,963
3.40%, 01/15/31		20	18,537
Loews Corp., 3.75%, 04/01/26		75	74,621
Manulife Financial Corp.
2.48%, 05/19/27		20	19,341
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(a)		75	73,969
Markel Group, Inc., 6.00%, 05/16/54		245	243,951
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		100	100,148
Security		Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
2.38%, 12/15/31	USD	100	$ 87,379
4.90%, 03/15/49		490	438,257
5.70%, 09/15/53		125	124,664
MetLife, Inc.
5.38%, 07/15/33		25	25,973
4.05%, 03/01/45		35	28,441
Old Republic International Corp., 3.88%, 08/26/26		75	74,383
Principal Financial Group, Inc.
5.38%, 03/15/33		39	39,967
5.50%, 03/15/53		110	105,773
Progressive Corp., 3.70%, 03/15/52		80	59,623
Prudential Financial, Inc.
3.94%, 12/07/49		125	95,179
3.70%, 03/13/51		170	124,141
Prudential Funding Asia PLC, 3.13%, 04/14/30		50	47,091
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		955	983,519
Travelers Cos., Inc.
6.25%, 06/15/37		25	27,416
4.60%, 08/01/43		25	22,159
5.45%, 05/25/53		20	19,426
Unum Group
4.50%, 12/15/49		50	39,515
4.13%, 06/15/51		140	103,364
Willis North America, Inc.
5.35%, 05/15/33		840	856,980
5.90%, 03/05/54		650	640,465
			8,638,973
Interactive Media & Services — 0.4%
Alphabet, Inc.
4.50%, 05/15/35(f)		1,415	1,388,539
1.90%, 08/15/40		60	39,901
5.25%, 05/15/55		1,650	1,618,985
2.25%, 08/15/60(f)		35	18,393
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(b)		230	230,311
Meta Platforms, Inc.
4.45%, 08/15/52		20	16,817
5.60%, 05/15/53		170	168,616
5.40%, 08/15/54		100	96,632
4.65%, 08/15/62		522	437,925
5.75%, 05/15/63		162	162,766
Netflix, Inc.
5.88%, 11/15/28		75	78,650
5.40%, 08/15/54		60	58,760
Prosus NV, 4.19%, 01/19/32(d)		428	401,651
Snap, Inc., 6.88%, 03/01/33(b)		88	90,231
			4,808,177
Internet Software & Services — 0.2%
Amazon.com, Inc.
3.60%, 04/13/32		120	114,519
4.05%, 08/22/47		25	20,580
Booking Holdings, Inc., 3.55%, 03/15/28		20	19,615
eBay, Inc., 2.70%, 03/11/30		215	198,863
Expedia Group, Inc.
4.63%, 08/01/27		60	60,048
3.80%, 02/15/28		25	24,567
Match Group Holdings II LLC, 5.63%, 02/15/29(b)		83	82,739
Prime Investment Partners Ltd., 11.00%, 05/01/30(i)		135	134,738
Rakuten Group, Inc.
11.25%, 02/15/27(b)		175	189,656

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Rakuten Group, Inc. (continued)
9.75%, 04/15/29(d)	USD	400	$ 437,967
9.75%, 04/15/29(b)		125	136,865
Uber Technologies, Inc., 5.35%, 09/15/54		65	60,721
VeriSign, Inc.
2.70%, 06/15/31		1,140	1,015,159
5.25%, 06/01/32		155	156,678
Wayfair LLC(b)
7.25%, 10/31/29		57	57,997
7.75%, 09/15/30(f)		235	240,850
			2,951,562
IT Services — 0.5%
Accenture Capital, Inc., 4.50%, 10/04/34		130	125,802
Ap Grange Holdings LLC, (Acquired 07/21/24, Cost: $251,860), 6.50%, 03/20/45(i)(j)		252	254,379
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29		20	18,651
2.60%, 05/01/31		450	398,811
CACI International, Inc., 6.38%, 06/15/33(b)		134	137,020
CGI, Inc., 1.45%, 09/14/26		25	24,153
CoreWeave, Inc.(b)
9.25%, 06/01/30		434	436,192
9.00%, 02/01/31		143	142,390
Fidelity National Information Services, Inc.
1.15%, 03/01/26		35	34,324
1.65%, 03/01/28		25	23,306
Fiserv, Inc.
5.45%, 03/02/28		80	81,765
5.38%, 08/21/28		100	102,386
3.50%, 07/01/29		25	23,988
5.60%, 03/02/33		665	683,532
5.63%, 08/21/33		770	793,388
5.45%, 03/15/34		25	25,377
4.40%, 07/01/49		60	47,923
Gartner, Inc.(b)
4.50%, 07/01/28		735	723,006
3.63%, 06/15/29		839	795,714
3.75%, 10/01/30		116	108,560
IBM International Capital Pte. Ltd., 5.30%, 02/05/54		100	92,797
International Business Machines Corp.
2.20%, 02/09/27		815	789,210
5.88%, 11/29/32		40	42,843
4.25%, 05/15/49		235	188,639
5.10%, 02/06/53		430	389,419
Kyndryl Holdings, Inc., 2.05%, 10/15/26		25	24,228
			6,507,803
Leisure Products — 0.1%
Amer Sports Co., 6.75%, 02/16/31(b)		147	152,691
Carnival Corp., 5.75%, 08/01/32(b)		305	307,065
Hasbro, Inc.
3.50%, 09/15/27		20	19,543
3.90%, 11/19/29		50	48,204
NCL Corp. Ltd., 5.88%, 02/15/27(b)		100	100,296
Sabre GLBL, Inc.(b)
11.25%, 12/15/27		55	57,840
11.13%, 07/15/30(f)		120	126,510
			812,149
Machinery — 0.2%
CNH Industrial Capital LLC
4.55%, 04/10/28		20	20,031
Security		Par (000)	Value
Machinery (continued)
CNH Industrial Capital LLC (continued)
5.50%, 01/12/29	USD	75	$ 77,153
IDEX Corp.
3.00%, 05/01/30		430	399,179
2.63%, 06/15/31		665	592,776
John Deere Capital Corp.
4.75%, 01/20/28		60	60,739
2.00%, 06/17/31		145	126,764
5.10%, 04/11/34		25	25,418
5.05%, 06/12/34		75	76,017
nVent Finance SARL, 5.65%, 05/15/33		320	327,033
Otis Worldwide Corp., 2.57%, 02/15/30		85	78,184
Regal Rexnord Corp., 6.40%, 04/15/33		50	52,853
Stanley Black & Decker, Inc.
4.25%, 11/15/28		100	99,220
2.30%, 03/15/30		65	58,048
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28		210	211,100
5.61%, 03/11/34		380	392,884
Xylem, Inc./New York, 3.25%, 11/01/26		50	49,211
			2,646,610
Media — 0.8%
AMC Networks, Inc.
10.25%, 01/15/29(b)		56	57,469
4.25%, 02/15/29(f)		60	48,031
4.25%, 02/15/29(h)		46	37,826
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/29(b)		201	202,847
4.50%, 08/15/30(b)		100	93,562
7.38%, 03/01/31(b)		194	199,442
4.75%, 02/01/32(b)		106	97,982
4.50%, 05/01/32(f)		201	182,380
4.25%, 01/15/34(b)(f)		262	225,753
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32		50	41,938
6.65%, 02/01/34		35	37,102
6.55%, 06/01/34		136	143,404
6.38%, 10/23/35		367	379,406
5.38%, 04/01/38		50	46,211
3.50%, 03/01/42		60	42,214
6.48%, 10/23/45		150	145,945
5.75%, 04/01/48		222	196,469
4.80%, 03/01/50		130	100,800
3.70%, 04/01/51		148	95,540
3.90%, 06/01/52		706	468,060
5.25%, 04/01/53(f)		79	65,137
6.83%, 10/23/55		59	58,776
3.85%, 04/01/61		683	419,931
4.40%, 12/01/61		166	112,769
3.95%, 06/30/62		505	314,280
5.50%, 04/01/63		110	90,031
Comcast Corp.
4.15%, 10/15/28		300	298,116
4.65%, 02/15/33		50	49,456
3.75%, 04/01/40		110	90,474
2.45%, 08/15/52		75	40,383
2.94%, 11/01/56		295	170,426
4.95%, 10/15/58		225	191,865
2.99%, 11/01/63		406	226,309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CSC Holdings LLC(b)
5.50%, 04/15/27	USD	100	$ 96,792
11.25%, 05/15/28(f)		230	231,197
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		91	90,500
10.00%, 02/15/31		233	224,700
Discovery Communications LLC
3.95%, 03/20/28		681	655,462
5.00%, 09/20/37		65	47,023
EW Scripps Co., 08/15/30(b)(c)		65	64,594
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	312,462
3.45%, 03/01/32		407	371,068
Fox Corp.
6.50%, 10/13/33		280	302,036
5.58%, 01/25/49		80	74,871
Gray Media, Inc., 9.63%, 07/15/32(b)		15	15,132
Nexstar Media, Inc., 4.75%, 11/01/28(b)(f)		83	80,671
Paramount Global
3.70%, 10/04/26		211	206,101
2.90%, 01/15/27		274	266,412
3.38%, 02/15/28		54	52,180
4.20%, 05/19/32		90	82,517
5.85%, 09/01/43		254	225,512
4.60%, 01/15/45		33	25,196
(3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(a)		101	97,339
Sinclair Television Group, Inc.(b)
5.50%, 03/01/30(f)		110	90,852
4.38%, 12/31/32(f)		92	68,237
8.13%, 02/15/33		65	66,301
Sirius XM Radio LLC, 4.13%, 07/01/30(b)		394	359,420
TEGNA, Inc., 4.63%, 03/15/28		146	141,725
Time Warner Cable LLC, 4.50%, 09/15/42		135	105,955
Univision Communications, Inc.(b)
8.50%, 07/31/31		100	101,557
9.38%, 08/01/32		19	19,714
			9,445,860
Metals & Mining — 0.7%
ArcelorMittal SA, 6.80%, 11/29/32		50	54,818
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		235	237,568
5.00%, 02/21/30		590	604,113
5.25%, 09/08/30		250	258,356
4.90%, 02/28/33		75	75,402
5.25%, 09/08/33		50	51,219
5.00%, 09/30/43		125	118,126
Century Aluminum Co., 6.88%, 08/01/32(b)		93	93,964
Champion Iron Canada, Inc., 7.88%, 07/15/32(b)		65	66,388
Cleveland-Cliffs, Inc., 7.38%, 05/01/33(b)		100	97,356
Compass Minerals International, Inc., 8.00%, 07/01/30(b)		181	187,522
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36(d)		402	421,346
Eldorado Gold Corp., 6.25%, 09/01/29(b)		90	89,695
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		175	184,844
8.00%, 03/01/33(f)		200	206,000
Freeport-McMoRan, Inc., 5.45%, 03/15/43		50	47,111
Glencore Funding LLC(b)
5.19%, 04/01/30		138	140,194
Security		Par (000)	Value
Metals & Mining (continued)
Glencore Funding LLC(b) (continued)
2.50%, 09/01/30	USD	26	$ 23,395
6.38%, 10/06/30		125	133,605
2.85%, 04/27/31		139	125,092
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)		150	150,487
Kinross Gold Corp., 4.50%, 07/15/27		20	19,992
Mineral Resources Ltd.(b)
9.25%, 10/01/28		45	47,032
8.50%, 05/01/30(f)		115	117,718
Navoi Mining & Metallurgical Combinat, 6.75%, 05/14/30(d)		207	212,239
New Gold, Inc., 6.88%, 04/01/32(b)		132	135,463
Novelis Corp., 6.88%, 01/30/30(b)		55	56,675
Reliance, Inc.
1.30%, 08/15/25		200	199,729
2.15%, 08/15/30		790	699,456
Rio Tinto Finance USA PLC
5.25%, 03/14/35		545	553,016
4.75%, 03/22/42		150	135,777
Samarco Mineracao SA, (9.50% PIK), 9.50%, 06/30/31(d)(g)		437	432,467
Southern Copper Corp.
5.25%, 11/08/42		350	325,076
5.88%, 04/23/45		520	511,597
Steel Dynamics, Inc.
3.45%, 04/15/30		25	23,755
3.25%, 10/15/50		118	77,423
Stillwater Mining Co., 4.50%, 11/16/29(d)		260	236,795
SunCoke Energy, Inc., 4.88%, 06/30/29(b)		73	66,756
Taseko Mines Ltd., 8.25%, 05/01/30(b)		35	36,545
Vale Overseas Ltd., 6.40%, 06/28/54		217	211,792
Vallourec SACA, 7.50%, 04/15/32(b)		100	105,868
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(d)		220	224,730
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		3	3,000
			7,799,502
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29		25	26,427
Starwood Property Trust, Inc.
3.63%, 07/15/26		115	112,757
7.25%, 04/01/29		48	50,200
6.50%, 10/15/30		60	61,759
			251,143
Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.(b)
9.38%, 06/01/28		161	165,828
9.50%, 06/01/30		100	104,988
Atmos Energy Corp.
5.90%, 11/15/33		75	80,210
4.13%, 10/15/44		30	24,764
6.20%, 11/15/53		30	32,167
National Fuel Gas Co., 5.95%, 03/15/35		310	317,475
NiSource, Inc.
5.40%, 06/30/33		10	10,208
5.35%, 04/01/34		80	81,240
5.00%, 06/15/52		45	39,695
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		50	48,277
5.40%, 06/15/33		100	102,127
Southern California Gas Co.
6.35%, 11/15/52		15	16,070

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities (continued)
Southern California Gas Co. (continued)
5.75%, 06/01/53	USD	100	$ 98,169
Southern Co. Gas Capital Corp.
5.75%, 09/15/33		25	26,128
4.95%, 09/15/34		30	29,675
5.88%, 03/15/41		20	20,347
Series 2020-A, 1.75%, 01/15/31		60	51,491
Southwest Gas Corp.
3.70%, 04/01/28		150	146,779
4.05%, 03/15/32		125	118,129
			1,513,767
Office REITs — 0.0%
Boston Properties LP
3.40%, 06/21/29		25	23,684
2.45%, 10/01/33		25	20,051
Hudson Pacific Properties LP
5.95%, 02/15/28		93	89,061
4.65%, 04/01/29		101	88,070
			220,866
Oil, Gas & Consumable Fuels — 4.2%
Antero Resources Corp.(b)
7.63%, 02/01/29		153	156,222
5.38%, 03/01/30		1,152	1,146,723
Boardwalk Pipelines LP
5.95%, 06/01/26		50	50,340
4.80%, 05/03/29		25	25,184
BP Capital Markets America, Inc.
4.81%, 02/13/33		25	24,920
5.23%, 11/17/34		125	126,483
3.06%, 06/17/41		80	58,973
2.77%, 11/10/50		257	155,083
California Resources Corp., 8.25%, 06/15/29(b)(f)		238	244,482
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)(f)		127	121,888
Cameron LNG LLC(b)
3.30%, 01/15/35		493	421,057
3.40%, 01/15/38		62	52,607
Canadian Natural Resources Ltd.
5.40%, 12/15/34(b)		25	24,875
6.25%, 03/15/38		200	206,552
4.95%, 06/01/47		30	25,745
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		251	252,740
3.70%, 11/15/29		130	124,963
2.74%, 12/31/39		654	537,922
Cheniere Energy Partners LP
4.00%, 03/01/31		990	945,616
3.25%, 01/31/32		16	14,383
5.75%, 08/15/34		284	291,094
Cheniere Energy, Inc.
4.63%, 10/15/28		10	9,947
5.65%, 04/15/34		1,954	1,987,622
Chevron Corp.
3.33%, 11/17/25		50	49,830
2.95%, 05/16/26		25	24,737
Chevron USA, Inc.
4.98%, 04/15/35		1,500	1,512,815
2.34%, 08/12/50(f)		40	22,809
Chord Energy Corp., 6.75%, 03/15/33(b)(f)		85	86,702
Civitas Resources, Inc.(b)
5.00%, 10/15/26		88	87,032
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Civitas Resources, Inc.(b) (continued)
8.38%, 07/01/28	USD	46	$ 47,303
8.63%, 11/01/30		11	11,223
CNX Resources Corp., 7.25%, 03/01/32(b)		173	178,364
Comstock Resources, Inc., 6.75%, 03/01/29(b)		99	97,881
ConocoPhillips, 5.90%, 05/15/38		50	52,094
ConocoPhillips Co.
3.80%, 03/15/52		5	3,618
4.03%, 03/15/62		25	17,943
Continental Resources, Inc., 4.90%, 06/01/44		5	3,923
Coterra Energy, Inc.
3.90%, 05/15/27		25	24,697
5.60%, 03/15/34		300	301,573
5.40%, 02/15/35		115	113,353
Crescent Energy Finance LLC, 7.38%, 01/15/33(b)(f)		11	10,523
CVR Energy, Inc., 8.50%, 01/15/29(b)		75	73,687
DCP Midstream Operating LP, 5.13%, 05/15/29		25	25,327
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
8.63%, 03/15/29		222	231,037
7.38%, 06/30/33		40	39,541
Devon Energy Corp.
5.20%, 09/15/34(f)		140	135,996
5.60%, 07/15/41		50	46,472
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		197	205,322
Diamondback Energy, Inc.
3.25%, 12/01/26		1,127	1,108,501
5.20%, 04/18/27		43	43,414
3.50%, 12/01/29		1,577	1,504,585
3.13%, 03/24/31		887	811,262
6.25%, 03/15/33		272	289,166
4.40%, 03/24/51		69	53,400
4.25%, 03/15/52		111	83,917
5.75%, 04/18/54		75	69,659
5.90%, 04/18/64		136	125,599
Ecopetrol SA, 7.75%, 02/01/32		356	354,398
Enbridge, Inc.
4.25%, 12/01/26		215	214,246
6.00%, 11/15/28		50	52,333
5.50%, 12/01/46		20	19,001
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)(d)		210	216,909
Energy Transfer LP
5.50%, 06/01/27		475	481,707
4.95%, 05/15/28		203	205,405
5.20%, 04/01/30		235	239,480
3.75%, 05/15/30		150	143,746
7.38%, 02/01/31(b)		183	191,407
5.60%, 09/01/34		370	374,174
7.50%, 07/01/38		30	34,289
6.05%, 06/01/41		20	19,967
5.40%, 10/01/47		290	258,101
5.95%, 05/15/54		742	701,357
Enterprise Products Operating LLC, 6.45%, 09/01/40		200	217,040
EOG Resources, Inc., 5.65%, 12/01/54		70	68,057
EQT Corp.
3.13%, 05/15/26(b)		253	249,379
7.50%, 06/01/27(b)		330	335,886
6.50%, 07/01/27(b)		454	463,215
3.90%, 10/01/27		601	592,650
5.70%, 04/01/28		553	568,484
4.50%, 01/15/29(b)		825	815,089
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp. (continued)
5.00%, 01/15/29	USD	444	$ 446,714
6.38%, 04/01/29(b)		885	911,163
7.00%, 02/01/30		997	1,078,353
7.50%, 06/01/30(b)		1,759	1,927,565
4.75%, 01/15/31(b)		2,826	2,783,982
3.63%, 05/15/31(b)		1,165	1,080,507
5.75%, 02/01/34		28	28,793
Equinor ASA
1.75%, 01/22/26		200	197,433
3.70%, 04/06/50		55	41,598
Expand Energy Corp.
5.38%, 02/01/29		452	452,491
5.88%, 02/01/29(b)		99	99,155
6.75%, 04/15/29(b)		382	385,125
5.38%, 03/15/30		241	241,254
4.75%, 02/01/32		555	539,070
5.70%, 01/15/35(f)		1,383	1,400,528
Exxon Mobil Corp., 3.45%, 04/15/51		125	88,225
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29		85	88,655
8.88%, 04/15/30		85	89,980
7.88%, 05/15/32(f)		189	195,464
8.00%, 05/15/33		45	46,654
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)(f)		154	161,471
Golar LNG Ltd., 2.75%, 12/15/30(b)(h)		20	20,340
Greenfire Resources Ltd., 12.00%, 10/01/28(b)		91	95,495
Greensaif Pipelines Bidco SARL, 5.85%, 02/23/36(d)		210	214,790
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		121	122,967
Hess Corp.
7.30%, 08/15/31		30	34,299
5.60%, 02/15/41		125	126,517
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(b)		100	104,352
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)		200	206,182
KazMunayGas National Co. JSC, 6.38%, 10/24/48(d)		420	393,376
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		200	224,213
6.95%, 01/15/38		125	137,588
7.50%, 11/15/40		50	57,608
Kinder Morgan, Inc.
7.80%, 08/01/31		195	223,983
5.95%, 08/01/54(f)		420	409,670
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		169	170,760
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(b)		250	261,250
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(d)		200	199,380
MPLX LP
4.25%, 12/01/27		25	24,823
4.00%, 03/15/28		200	197,272
4.95%, 09/01/32		50	49,391
5.00%, 03/01/33		190	187,110
5.20%, 12/01/47		35	30,339
4.70%, 04/15/48		450	363,851
5.95%, 04/01/55		350	331,544
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.13% PIK), 7.13%, 07/19/26(d)(g)	EUR	116	111,641
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	USD	591	524,256
Noble Finance II LLC, 8.00%, 04/15/30(b)		143	145,855
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		186	187,811
Occidental Petroleum Corp.
6.63%, 09/01/30		125	131,948
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
4.20%, 03/15/48	USD	220	$ 151,925
ONEOK, Inc.
5.85%, 01/15/26		190	190,967
4.85%, 07/15/26		50	50,091
5.55%, 11/01/26		200	202,099
4.55%, 07/15/28		40	40,040
5.65%, 11/01/28		300	309,478
3.40%, 09/01/29		100	95,239
4.40%, 10/15/29		75	74,364
6.35%, 01/15/31		300	319,686
6.10%, 11/15/32		100	105,727
6.05%, 09/01/33		250	262,340
4.85%, 02/01/49		30	24,411
7.15%, 01/15/51		130	140,969
ORLEN SA, 6.00%, 01/30/35(d)		207	212,175
Ovintiv, Inc.
5.65%, 05/15/28		25	25,623
7.10%, 07/15/53		50	51,870
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		35	34,605
Permian Resources Operating LLC(b)
5.38%, 01/15/26		4	3,993
8.00%, 04/15/27		46	47,036
Petroleos Mexicanos
8.75%, 06/02/29		10	10,523
5.95%, 01/28/31		10	9,260
Phillips 66 Co.
4.95%, 12/01/27		100	101,057
3.15%, 12/15/29		75	70,851
5.65%, 06/15/54		60	55,444
Plains All American Pipeline LP, 5.95%, 06/15/35		460	472,085
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29		150	143,162
5.70%, 09/15/34		70	71,001
4.90%, 02/15/45		45	38,256
Puma International Financing SA, 7.75%, 04/25/29(d)		200	206,983
Raizen Fuels Finance SA, 6.25%, 07/08/32(b)		217	213,962
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		57	57,272
5.00%, 03/15/27		528	529,951
4.20%, 03/15/28		65	64,477
4.50%, 05/15/30		977	972,184
5.90%, 09/15/37		272	284,946
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		100	102,150
Shell Finance U.S., Inc., 4.00%, 05/10/46		75	59,488
Shell International Finance BV
6.38%, 12/15/38		150	165,591
3.00%, 11/26/51		140	89,809
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		46	47,993
SM Energy Co., 6.75%, 08/01/29(b)(f)		105	105,083
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)		50	49,356
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		65	66,204
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		100	95,882
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(b)		100	102,602
Talos Production, Inc.(b)(f)
9.00%, 02/01/29		132	135,286
9.38%, 02/01/31		132	134,602
Targa Resources Corp.
5.20%, 07/01/27		195	197,265
6.15%, 03/01/29		272	284,752

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. (continued)
4.20%, 02/01/33	USD	239	$ 223,444
6.50%, 03/30/34		150	161,173
5.50%, 02/15/35		300	299,826
4.95%, 04/15/52		247	204,783
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		20	19,974
4.88%, 02/01/31		472	466,571
TotalEnergies Capital International SA, 3.13%, 05/29/50		200	132,061
TotalEnergies Capital SA, 5.49%, 04/05/54		320	306,570
TransCanada PipeLines Ltd.
5.85%, 03/15/36		25	25,666
7.63%, 01/15/39		75	87,333
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		40	41,726
Transocean, Inc., 8.25%, 05/15/29(b)		47	44,387
Trident Energy Finance PLC, 12.50%, 11/30/29(d)		226	232,710
Valaris Ltd., 8.38%, 04/30/30(b)		143	147,703
Valero Energy Corp., 7.50%, 04/15/32		50	57,078
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		25	25,883
7.00%, 01/15/30(f)		11	11,154
8.38%, 06/01/31		125	129,295
9.88%, 02/01/32		46	49,631
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(b)		75	77,153
Viper Energy Partners LLC
4.90%, 08/01/30		290	288,776
5.70%, 08/01/35		316	314,072
Viper Energy, Inc., 5.38%, 11/01/27(b)		1,317	1,316,637
Vista Energy Argentina SAU, 7.63%, 12/10/35(b)		32	31,278
Western Midstream Operating LP
5.45%, 04/01/44		25	21,766
5.25%, 02/01/50		170	142,630
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)(f)		48	47,762
Williams Cos., Inc., 5.80%, 11/15/43		35	34,473
YPF SA, 9.50%, 01/17/31(b)		19	20,051
			51,129,518
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.13%, 01/15/32		245	214,892
Passenger Airlines — 0.1%
American Airlines, Inc., 8.50%, 05/15/29(b)		72	75,249
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		142	141,950
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		142	134,817
Delta Air Lines, Inc., 7.38%, 01/15/26		25	25,225
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		145	140,193
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		30	25,934
Latam Airlines Group SA, 7.63%, 01/07/31(b)		231	237,064
Southwest Airlines Co., 5.13%, 06/15/27		75	75,472
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 02/25/33		25	24,459
			880,363
Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		60	46,357
Security		Par (000)	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc., 2.38%, 12/01/29	USD	25	$ 22,998
Kenvue, Inc., 5.05%, 03/22/53		150	137,588
Procter & Gamble Co., 3.60%, 03/25/50		25	18,868
			225,811
Pharmaceuticals — 0.7%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		50	50,904
AbbVie, Inc.
4.05%, 11/21/39		100	87,233
4.25%, 11/21/49		275	224,310
5.40%, 03/15/54		320	308,357
5.50%, 03/15/64		85	81,825
Amneal Pharmaceuticals LLC, 08/01/32(b)(c)		45	45,674
Astrazeneca Finance LLC, 1.75%, 05/28/28		150	140,435
AstraZeneca PLC, 6.45%, 09/15/37		145	161,906
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		111	114,053
Becton Dickinson & Co.
5.08%, 06/07/29		123	125,302
3.79%, 05/20/50		20	14,835
Bristol-Myers Squibb Co.
3.25%, 08/01/42		80	59,894
4.25%, 10/26/49		250	200,418
Cardinal Health, Inc.
3.75%, 09/15/25		50	49,947
5.45%, 02/15/34		133	136,094
5.35%, 11/15/34		430	435,073
5.75%, 11/15/54		100	97,831
Cencora, Inc.
4.85%, 12/15/29		610	616,920
2.70%, 03/15/31		350	315,808
5.13%, 02/15/34		275	276,244
5.15%, 02/15/35		90	90,234
CVS Health Corp.
2.70%, 08/21/40		91	62,779
5.13%, 07/20/45		246	215,857
5.05%, 03/25/48		175	150,576
Eli Lilly & Co.
4.90%, 02/12/32		580	592,938
4.88%, 02/27/53		45	40,699
4.95%, 02/27/63		70	62,795
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38		50	55,205
HLF Financing SARL LLC/Herbalife International, Inc.(b)
12.25%, 04/15/29		107	115,956
4.88%, 06/01/29(f)		55	45,835
Johnson & Johnson
3.63%, 03/03/37		25	22,144
5.95%, 08/15/37		50	54,725
3.40%, 01/15/38		125	106,658
2.45%, 09/01/60		45	24,761
McKesson Corp., 0.90%, 12/03/25		610	602,201
Merck & Co., Inc.
1.70%, 06/10/27		500	478,099
4.15%, 05/18/43		80	67,535
5.00%, 05/17/53(f)		60	54,568
2.90%, 12/10/61		50	28,713
5.15%, 05/17/63		270	245,829
Mylan, Inc., 4.55%, 04/15/28		25	24,704
Novartis Capital Corp.
3.10%, 05/17/27		25	24,581
4.40%, 05/06/44		50	44,155
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp. (continued)
2.75%, 08/14/50(f)	USD	25	$ 15,708
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		150	140,063
5.34%, 05/19/63		110	100,696
Pfizer, Inc.
4.00%, 12/15/36		35	31,834
7.20%, 03/15/39		150	176,688
2.70%, 05/28/50		94	57,452
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		100	97,625
Viatris, Inc., 2.30%, 06/22/27		20	19,033
Zoetis, Inc.
3.90%, 08/20/28		325	321,712
5.60%, 11/16/32		65	68,409
			7,783,830
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31(f)		50	44,423
5.95%, 08/15/34		315	331,904
Five Point Operating Co. LP/Five Point Capital Corp., 11.00%, 01/15/28(b)(k)		47	47,310
Howard Hughes Corp., 5.38%, 08/01/28(b)		48	47,706
			471,343
Residential REITs — 0.1%
ERP Operating LP, 4.65%, 09/15/34		190	184,004
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		40	40,647
Mid-America Apartments LP, 3.60%, 06/01/27		25	24,662
NNN REIT, Inc., 5.60%, 10/15/33		100	103,209
Realty Income Corp.
3.00%, 01/15/27		20	19,615
3.40%, 01/15/28		100	97,810
4.75%, 02/15/29		300	302,924
1.80%, 03/15/33		40	32,401
Store Capital LLC
5.40%, 04/30/30(b)		237	239,775
2.75%, 11/18/30		237	210,458
			1,255,505
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27(f)		120	114,882
4.75%, 09/26/34		70	68,158
6.75%, 02/01/40		100	112,645
4.75%, 03/15/42		400	358,848
4.25%, 11/30/46		400	326,122
3.25%, 09/13/49		40	26,956
5.85%, 03/08/53		280	280,525
			1,288,136
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG, 12.25%, 03/30/29(b)		125	134,249
Analog Devices, Inc.
2.10%, 10/01/31		20	17,436
2.80%, 10/01/41		60	43,388
2.95%, 10/01/51		35	22,569
Applied Materials, Inc., 5.85%, 06/15/41		25	26,352
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		150	146,788
Broadcom, Inc.
3.15%, 11/15/25		75	74,652
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
4.00%, 04/15/29(b)	USD	20	$ 19,695
2.45%, 02/15/31(b)		333	297,063
5.15%, 11/15/31		217	222,365
4.15%, 04/15/32(b)		25	24,029
5.20%, 04/15/32		681	698,041
2.60%, 02/15/33(b)		36	30,794
3.42%, 04/15/33(b)		201	181,828
3.47%, 04/15/34(b)		324	287,965
4.80%, 10/15/34		419	411,141
3.14%, 11/15/35(b)		125	104,922
4.93%, 05/15/37(b)		379	366,253
4.55%, 02/15/32		25	24,667
Entegris, Inc., 4.75%, 04/15/29(b)		100	97,954
Foundry JV Holdco LLC(b)
5.90%, 01/25/33		405	416,189
6.10%, 01/25/36		207	211,543
Intel Corp.
3.90%, 03/25/30		100	96,233
5.20%, 02/10/33		330	329,998
5.70%, 02/10/53		100	90,033
KLA Corp., 4.95%, 07/15/52		100	90,807
Marvell Technology, Inc.
5.75%, 02/15/29		50	51,909
5.95%, 09/15/33(f)		180	189,869
Microchip Technology, Inc.
4.25%, 09/01/25		25	24,983
5.05%, 03/15/29		25	25,282
Micron Technology, Inc., 5.33%, 02/06/29		125	127,463
NVIDIA Corp.
3.50%, 04/01/40		40	33,602
3.50%, 04/01/50		100	74,870
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27		50	48,838
2.65%, 02/15/32		260	226,091
5.00%, 01/15/33		50	49,837
QUALCOMM, Inc., 3.25%, 05/20/27		50	49,242
Texas Instruments, Inc.
4.60%, 02/08/29		120	121,495
1.75%, 05/04/30		260	231,426
4.90%, 03/14/33		200	203,277
4.15%, 05/15/48		50	40,803
5.15%, 02/08/54		140	131,424
5.05%, 05/18/63		50	45,275
			6,142,640
Software — 0.8%
AppLovin Corp.
5.13%, 12/01/29		731	739,834
5.38%, 12/01/31		1,495	1,523,429
5.50%, 12/01/34		220	222,525
5.95%, 12/01/54		469	456,976
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		100	84,831
Cloud Software Group, Inc., 9.00%, 09/30/29(b)		167	172,822
Concentrix Corp., 6.60%, 08/02/28		20	20,942
Electronic Arts, Inc., 2.95%, 02/15/51(f)		25	15,642
Intuit, Inc.
5.20%, 09/15/33		500	515,519
5.50%, 09/15/53		100	99,013
Microsoft Corp.
2.53%, 06/01/50		175	107,653
2.92%, 03/17/52		175	115,457

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
3.95%, 08/08/56	USD	200	$ 157,397
2.68%, 06/01/60		260	151,338
Oracle Corp.
5.80%, 11/10/25		85	85,272
2.65%, 07/15/26		350	343,713
2.95%, 04/01/30		40	37,217
4.65%, 05/06/30		185	185,730
2.88%, 03/25/31		215	194,893
4.90%, 02/06/33		70	69,767
5.50%, 08/03/35		1,115	1,130,644
3.60%, 04/01/40		160	126,283
3.65%, 03/25/41		590	461,272
4.50%, 07/08/44		65	54,361
3.60%, 04/01/50		335	230,034
3.95%, 03/25/51		6	4,359
5.55%, 02/06/53		137	126,571
5.38%, 09/27/54(f)		530	477,379
6.00%, 08/03/55		211	206,684
3.85%, 04/01/60		120	80,897
4.10%, 03/25/61		484	342,339
6.13%, 08/03/65		477	468,634
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(b)		200	198,694
Roper Technologies, Inc.
1.00%, 09/15/25		50	49,757
4.50%, 10/15/29		380	378,877
VMware LLC
4.65%, 05/15/27		80	80,251
4.70%, 05/15/30		75	75,019
			9,792,025
Specialized REITs — 0.1%
CubeSmart LP, 2.25%, 12/15/28		100	92,949
Extra Space Storage LP
3.90%, 04/01/29		24	23,476
5.50%, 07/01/30		615	635,882
2.20%, 10/15/30		238	210,617
2.35%, 03/15/32		100	85,225
5.40%, 06/15/35		123	123,270
Iron Mountain, Inc.(b)
7.00%, 02/15/29(f)		49	50,337
4.50%, 02/15/31		126	119,160
Public Storage Operating Co., 5.10%, 08/01/33		50	51,064
			1,391,980
Specialty Retail — 0.1%
Advance Auto Parts, Inc.(b)(c)
08/01/30		55	55,280
08/01/33		60	60,321
AutoZone, Inc.
5.05%, 07/15/26		125	125,665
6.55%, 11/01/33		175	192,773
5.40%, 07/15/34		345	352,418
FirstCash, Inc., 6.88%, 03/01/32(b)		149	152,741
Foot Locker, Inc., 4.00%, 10/01/29(b)		54	50,851
O’Reilly Automotive, Inc., 4.20%, 04/01/30		125	123,207
Ross Stores, Inc., 0.88%, 04/15/26		50	48,696
			1,161,952
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.38%, 02/08/41		105	73,195
3.85%, 05/04/43		50	41,605
4.65%, 02/23/46		300	272,817
4.85%, 05/10/53		40	37,848
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.10%, 08/08/62	USD	180	$ 141,732
Dell International LLC/EMC Corp.
6.10%, 07/15/27		65	66,914
6.20%, 07/15/30		100	106,630
5.75%, 02/01/33		45	47,226
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		15	15,915
HP, Inc.
3.00%, 06/17/27		75	73,101
6.00%, 09/15/41		25	25,192
NCR Atleos Corp., 9.50%, 04/01/29(b)		178	192,837
NetApp, Inc., 5.70%, 03/17/35		494	505,465
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(b)		50	50,510
			1,650,987
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30		100	93,903
Ralph Lauren Corp., 5.00%, 06/15/32		800	810,307
Under Armour, Inc., 7.25%, 07/15/30(b)(f)		136	138,757
William Carter Co., 5.63%, 03/15/27(b)(f)		47	46,607
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)		102	91,925
			1,181,499
Tobacco — 0.9%
Altria Group, Inc.
4.80%, 02/14/29		500	503,787
3.40%, 05/06/30		150	141,922
2.45%, 02/04/32		400	344,457
5.80%, 02/14/39		25	25,266
3.40%, 02/04/41		1,124	834,678
4.25%, 08/09/42		62	50,225
3.88%, 09/16/46		252	185,475
5.95%, 02/14/49(f)		1,080	1,067,676
4.45%, 05/06/50		179	139,737
3.70%, 02/04/51		290	199,874
4.00%, 02/04/61(f)		450	314,381
BAT Capital Corp.
3.46%, 09/06/29		150	143,823
5.83%, 02/20/31		100	104,726
2.73%, 03/25/31		25	22,454
6.00%, 02/20/34		550	579,250
3.73%, 09/25/40		269	211,536
7.08%, 08/02/43		563	619,555
5.65%, 03/16/52		74	68,658
7.08%, 08/02/53		1,537	1,713,704
6.25%, 08/15/55		18	18,185
BAT International Finance PLC, 1.67%, 03/25/26		200	196,105
Philip Morris International, Inc.
4.88%, 02/15/28		590	597,308
5.63%, 11/17/29		215	224,359
1.75%, 11/01/30		50	43,432
5.75%, 11/17/32		345	362,112
5.38%, 02/15/33		720	738,895
5.63%, 09/07/33		90	93,606
5.25%, 02/13/34		75	75,935
6.38%, 05/16/38		75	82,590
4.25%, 11/10/44		380	319,194
Reynolds American, Inc., 5.85%, 08/15/45		283	274,207
Turning Point Brands, Inc., 7.63%, 03/15/32(b)		105	109,991
			10,407,103
Transportation Infrastructure — 0.0%
FedEx Corp.
3.40%, 02/15/28		20	19,407
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure (continued)
FedEx Corp. (continued)
3.10%, 08/05/29(b)	USD	25	$ 23,593
2.40%, 05/15/31		80	70,486
Ryder System, Inc., 6.60%, 12/01/33		25	27,496
United Parcel Service, Inc., 5.30%, 04/01/50(f)		25	23,369
			164,351
Water Utilities — 0.0%
American Water Capital Corp.
2.30%, 06/01/31		35	30,744
4.45%, 06/01/32		90	88,430
4.20%, 09/01/48		20	16,124
5.45%, 03/01/54		30	28,909
Essential Utilities, Inc., 5.38%, 01/15/34		195	197,385
			361,592
Wireless Telecommunication Services — 0.4%
Millicom International Cellular SA(b)
6.25%, 03/25/29		45	45,056
7.38%, 04/02/32		175	179,419
Rogers Communications, Inc.
3.20%, 03/15/27		65	63,645
(5-year CMT + 2.65%), 7.00%, 04/15/55(a)		100	102,237
Telecom Argentina SA, 9.25%, 05/28/33(b)		225	230,977
T-Mobile USA, Inc.
2.05%, 02/15/28		150	141,577
4.80%, 07/15/28		100	101,207
3.88%, 04/15/30		1,189	1,152,418
2.55%, 02/15/31		40	35,733
2.25%, 11/15/31		176	151,870
5.15%, 04/15/34		35	35,213
5.30%, 05/15/35		785	791,030
5.75%, 01/15/54		270	263,788
5.50%, 01/15/55		75	70,705
5.25%, 06/15/55		270	245,399
3.60%, 11/15/60		313	206,578
5.80%, 09/15/62(f)		709	692,256
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(d)		208	214,436
Vodafone Group PLC, 6.25%, 11/30/32		300	322,548
Zegona Finance PLC, 8.63%, 07/15/29(b)		125	133,062
			5,179,154
Total Corporate Bonds — 30.0% (Cost: $356,657,890)			362,327,134
Floating Rate Loan Interests(a)
Diversified Telecommunication Services — 0.0%
ITG Communications LLC, Term Loan B, 8.95%, 07/01/31(i)		126	124,898
Electric Utilities — 0.0%
West Deptford Energy Holdings LLC, 2025 Term Loan, 0.00%, 07/24/32(l)		50	49,625
Entertainment — 0.1%
Bally’s Corp., 2021 Term Loan B, 7.84%, 10/02/28		258	252,780
ECL Entertainment LLC, 2024 1st Lien Term Loan B, 7.86%, 09/03/30		114	114,636
			367,416
Media — 0.0%
Directv Financing LLC, 2025 Term Loan B, 9.81%, 02/17/31		99	95,941
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
CVR CHC LP, Term Loan B, 8.30%, 12/30/27	USD	187	$ 186,700
Total Floating Rate Loan Interests — 0.1% (Cost: $816,559)			824,580
Foreign Agency Obligations
Belgium — 0.1%
Kingdom of Belgium Government Bond, Series 98, 3.30%, 06/22/54(b)(d)	EUR	1,011	1,011,669
Brazil — 0.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	3,000	486,485
10.00%, 01/01/35		19,054	2,730,534
			3,217,019
Canada — 0.0%
Province of Alberta Canada, 1.30%, 07/22/30	USD	10	8,725
Province of Ontario Canada
3.10%, 05/19/27		15	14,727
2.13%, 01/21/32		35	30,538
Province of Quebec Canada
2.50%, 04/20/26		10	9,868
1.90%, 04/21/31		10	8,798
4.50%, 09/08/33		15	14,937
Series PD, 7.50%, 09/15/29		10	11,258
			98,851
Chile — 0.0%
Chile Government International Bond, 3.50%, 01/25/50		200	141,364
Chile Government International Bonds, 4.00%, 01/31/52		200	152,800
			294,164
Colombia — 0.1%
Colombia Government International Bond, 8.00%, 11/14/35		600	615,600
Colombian TES, 6.25%, 07/09/36	COP	4,298,300	677,923
			1,293,523
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 08/15/54(d)	EUR	846	846,985
Indonesia — 0.1%
Indonesia Government International Bonds
2.85%, 02/14/30	USD	640	599,680
4.65%, 09/20/32		450	446,850
3.05%, 03/12/51		270	178,470
			1,225,000
Israel — 0.0%
Israel Government International Bonds, Series 30Y, 5.75%, 03/12/54		204	189,975
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 3.60%, 10/01/35(d)	EUR	1,023	1,178,048
Japan — 0.1%
Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	JPY	193,800	1,100,316
Japan Government Thirty Year Bonds, 2.40%, 03/20/55		89,150	517,514
			1,617,830

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mexico — 0.4%
Mexico Government International Bonds
2.66%, 05/24/31	USD	900	$ 776,700
3.50%, 02/12/34		1,043	874,295
6.35%, 02/09/35		657	667,430
6.88%, 05/13/37		800	827,600
4.50%, 01/31/50(f)		650	471,835
6.34%, 05/04/53		200	182,827
7.38%, 05/13/55		500	514,889
			4,315,576
Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28		380	368,600
3.30%, 01/19/33		200	164,600
Panama Government International Bonds, 4.50%, 04/01/56		270	178,173
			711,373
Peru — 0.0%
Peruvian Government International Bonds
3.55%, 03/10/51		480	324,048
6.20%, 06/30/55		110	110,330
			434,378
Philippines — 0.1%
Philippines Government International Bonds
3.00%, 02/01/28		420	406,612
3.20%, 07/06/46		600	424,500
5.90%, 02/04/50		200	205,800
			1,036,912
Poland — 0.0%
Republic of Poland Government International Bonds, 5.50%, 03/18/54		170	158,737
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33		300	309,036
Supranational — 0.3%
European Union(d)
2.50%, 10/04/52	EUR	350	310,206
3.00%, 03/04/53		3,435	3,364,372
			3,674,578
United Kingdom — 0.2%
United Kingdom Gilt(d)
4.38%, 03/07/30	GBP	623	835,958
4.38%, 07/31/54		994	1,120,530
			1,956,488
Security		Par (000)	Value
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	USD	250	$ 250,625
5.10%, 06/18/50		253	231,909
			482,534
Total Foreign Agency Obligations — 2.0% (Cost: $24,361,965)			24,052,676

	Shares
Investment Companies
Equity Funds — 0.0%
Financial Select Sector SPDR Fund	5,000	261,850
Total Investment Companies — 0.0% (Cost: $251,350)		261,850

		Par (000)
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	USD	100	104,370
Series S-1, 7.04%, 04/01/50		190	215,311
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42		145	156,012
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50		100	104,081
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60		50	31,349
State of California, GO, BAB
7.55%, 04/01/39		250	297,336
7.35%, 11/01/39		100	115,074
State of California, Refunding GO, 4.60%, 04/01/28(m)		370	374,398
University of California, RB, Series AD, 4.86%, 05/15/2112		270	223,015
			1,620,946
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	53,523
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		49	52,480
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40	USD	47	$ 51,580
State of Illinois, GO, 5.10%, 06/01/33		576	578,066
			629,646
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33		230	226,873
Massachusetts(f) — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49		50	33,205
Massachusetts School Building Authority, Refunding RB, Series C, 2.95%, 05/15/43		50	37,529
			70,734
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50(f)		100	61,214
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		184	217,802
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53		15	15,311
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	80,178
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39		40	41,122
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		80	85,337
New York City Municipal Water Finance Authority, RB, BAB, 5.95%, 06/15/42		50	51,317
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	60,484
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	62,036
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40		50	52,090
Series 168, 4.93%, 10/01/51		110	100,963
			548,838
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		150	188,513
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	45,092
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	37,245
			82,337
Texas — 0.0%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	47,208
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	50,574
Security		Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	USD	50	$ 35,648
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		100	100,500
State of Texas, GO, BAB, 5.52%, 04/01/39		155	158,124
			392,054
Total Municipal Bonds — 0.4% (Cost: $4,126,610)			4,144,960
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.4%
A&D Mortgage Trust(b)
Series 2023-NQM5, Class A1, 7.05%, 11/25/68		112	113,439
Series 2024-NQM5, Class A1, 5.70%, 11/25/69		90	90,492
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		170	169,536
Ajax Mortgage Loan Trust(b)
Series 2021-C, Class A, 5.12%, 01/25/61		33	32,571
Series 2023-C, Class A1, 3.50%, 05/25/63		197	187,607
Alternative Loan Trust
Series 2005-29CB, Class A6, 5.50%, 07/25/35		6	3,447
Series 2005-31, Class 1A1, (1-mo. Term SOFR + 0.67%), 5.03%, 08/25/35(a)		399	378,510
Series 2005-55CW, Class 2A3, (1-mo. Term SOFR + 0.46%), 4.78%, 11/25/35(a)		12	8,727
Series 2005-59, Class 1A1, (1-mo. Term SOFR + 0.77%), 5.13%, 11/20/35(a)		9	8,771
Series 2006-11CB, Class 2A1, 6.25%, 05/25/36		895	447,065
Series 2006-OA17, Class 1A1D, (1-mo. Term SOFR + 0.40%), 4.76%, 12/20/46(a)		305	267,684
Series 2006-OA2, Class A5, (1-mo. Term SOFR + 0.57%), 4.93%, 05/20/46(a)		192	169,816
Series 2006-OC10, Class 2A3, (1-mo. Term SOFR + 0.57%), 4.93%, 11/25/36(a)		350	301,458
Series 2006-OC7, Class 2A3, (1-mo. Term SOFR + 0.61%), 4.97%, 07/25/46(a)		355	305,626
Series 2007-19, Class 1A34, 6.00%, 08/25/37		283	129,697
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1-mo. Term SOFR + 1.74%), 6.07%, 05/25/36(a)		2,206	177,736
Angel Oak Mortgage Trust(b)
Series 2023-1, Class A1, 4.75%, 09/26/67		315	311,922
Series 2023-7, Class A1, 4.80%, 11/25/67		153	151,176
Series 2024-1, Class A1, 5.21%, 08/25/68		40	40,102
Series 2024-10, Class A1, 5.35%, 10/25/69		44	43,906
Series 2024-11, Class A1, 5.70%, 08/25/69		70	69,599
Series 2025-1, Class A1, 5.69%, 01/25/70		896	895,886
Series 2025-2, Class A1, 5.64%, 02/25/70		171	171,054
Series 2025-8, Class A1, 5.41%, 07/25/70		266	265,829
AOMT, Series 2024-6, Class A3, 4.65%, 11/25/67(b)		278	270,515
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		51	50,767
Series 2006-7, Class A4, 6.50%, 10/25/36		25	6,480
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		8	6,597
Series 2007-3, Class TA8, (1-mo. Term SOFR + 0.29%), 4.65%, 04/25/37(a)		203	168,993

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.66%, 01/25/65(b)	USD	1,018	$ 1,019,409
Bear Stearns Asset Backed Securities I Trust(a)
Series 2006-AC2, Class 1A1, (1-mo. Term SOFR + 0.46%), 4.82%, 03/25/36		45	11,772
Series 2006-IM1, Class A3, (1-mo. Term SOFR + 0.67%), 5.03%, 04/25/36		198	186,378
Braccan Mortgage Funding, Series 2024-1, Class X, (1-day SONIA GBP 4.34%), 8.58%, 02/15/67(a)(d)	GBP	119	158,224
BRAVO Residential Funding Trust(b)
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)	USD	265	213,680
Series 2024-NQM4, Class A3, 4.35%, 01/25/60		288	278,806
Series 2025-NQM2, Class A1, 5.68%, 11/25/64		205	205,073
Series 2025-NQM7, Class A1, 5.46%, 07/25/65		200	199,998
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		396	141,762
Series 2007-A1, Class 3A1, 5.86%, 02/25/37(a)		113	111,768
Series 2007-S5, Class 1A10, 6.00%, 07/25/37		524	224,256
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36		5	2,370
Series 2007-11, Class A1, 6.00%, 08/25/37		532	223,904
Series 2007-3, Class A17, 6.00%, 04/25/37		160	71,766
Series 2007-4, Class 1A47, 6.00%, 05/25/37		272	115,842
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	56,499
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	36,816
Series 2007-9, Class A1, 5.75%, 07/25/37		18	8,521
CIM Trust(b)
Series 2025-I1, Class A1, 5.66%, 10/25/69		478	479,399
Series 2025-I1, Class M1, 6.44%, 10/25/69(a)		540	544,081
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. Term SOFR + 0.61%), 4.97%, 05/25/37(a)		24	22,048
COLT Mortgage Loan Trust(b)
Series 2021-5, Class A1, 1.73%, 11/26/66(a)		112	100,281
Series 2022-5, Class B1, 4.73%, 03/25/67(a)		100	93,508
Series 2022-8, Class B1, 6.49%, 08/25/67(a)		483	479,946
Series 2024-6, Class A1, 5.39%, 11/25/69		88	87,522
Series 2025-7, Class A1, 5.47%, 06/25/70		272	271,546
Series 2025-8, Class A1, 5.48%, 08/25/70		154	153,849
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 11.21%, 02/25/40		1,900	2,016,375
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.11%, 02/25/40		1,325	1,375,098
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.11%, 02/25/40		2,550	2,648,901
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.45%, 10/25/41		2,550	2,606,354
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.10%, 12/25/41		2,250	2,293,452
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.50%, 12/25/41		2,690	2,758,852
Series 2022-R01, Class 1M2, (30-day Avg SOFR + 1.90%), 6.25%, 12/25/41		350	353,794
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.85%, 01/25/42		1,825	1,903,011
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.35%, 01/25/42		2,335	2,391,647
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.60%, 03/25/42		1,650	1,779,771
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.60%, 03/25/42	USD	1,900	$ 2,021,552
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.85%, 04/25/42		1,500	1,574,070
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.35%, 04/25/42		1,500	1,537,965
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.90%, 01/25/43		520	567,371
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 7.05%, 01/25/44		1,950	2,008,089
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.85%, 02/25/44		1,000	1,023,448
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.05%, 07/25/44		1,960	1,967,801
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 6.40%, 09/25/44		1,500	1,507,965
Series 2025-R01, Class 1B1, (30-day Avg SOFR + 1.70%), 6.05%, 01/25/45		469	468,292
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.95%, 02/25/45		1,750	1,756,558
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		84	36,486
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.82%, 06/25/67(b)		122	121,448
Cross Mortgage Trust(a)(b)
Series 2024-H7, Class A1, 5.59%, 11/25/69		134	133,800
Series 2025-H1, Class M1, 6.48%, 02/25/70		144	144,820
CSMC(b)
Series 2015-6R, Class 5A2, (1-mo. Term SOFR + 0.29%), 3.52%, 03/27/36(a)		21	16,025
Series 2019-NQM1, Class A3, 4.06%, 10/25/59		36	35,567
Series 2022-ATH3, Class B1, 7.10%, 08/25/67(a)		100	99,872
CSMC Trust(a)(b)
Series 2020-NQM6, Class PT, 8.91%, 12/25/67		149	149,625
Series 2022-NQM5, Class M1, 5.17%, 05/25/67		1,000	926,838
Deephaven Residential Mortgage Trust(b)
Series 2021-1, Class B1, 3.10%, 05/25/65(a)		400	357,035
Series 2022-2, Class M1, 4.31%, 03/25/67(a)		100	87,371
Series 2024-1, Class A1, 5.74%, 07/25/69		82	82,301
EFMT(b)
Series 2025-INV1, Class A1, 5.63%, 03/25/70		188	188,148
Series 2025-INV3, Class A1, 5.44%, 07/25/70		384	383,938
Ellington Financial Mortgage Trust(b)
Series 2022-4, Class B2, 5.90%, 09/25/67(a)		100	85,790
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69		148	147,702
Fannie Mae Connecticut Avenue Securities(a)
Series 2015-C04, Class 1M2, (30-day Avg SOFR + 5.81%), 10.16%, 04/25/28		179	181,021
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.65%, 11/25/41(b)		1,600	1,638,428
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.35%, 11/25/41(b)		2,092	2,108,139
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		119	119,216
First Horizon Alternative Mortgage Securities Trust(a)
Series 2005-AA12, Class 2A1, 4.84%, 02/25/36		7	4,515
Series 2006-AA7, Class A1, 4.89%, 01/25/37		496	393,025
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.35%, 11/25/50		1,350	1,491,331
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.00%, 01/25/51	USD	2,300	$ 2,410,693
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 08/25/33		2,255	2,501,652
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.85%, 10/25/33		800	899,745
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.40%, 01/25/34		2,130	2,277,206
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 10/25/41		2,100	2,155,367
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.00%, 11/25/41		1,394	1,436,498
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.35%, 08/25/33		2,023	2,220,681
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.50%, 12/25/33		795	876,241
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.70%, 09/25/41		2,110	2,155,143
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 6.45%, 09/25/41		1,500	1,513,125
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.70%, 12/25/41		1,750	1,775,546
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 01/25/42		750	771,580
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.85%, 01/25/42		1,900	1,934,858
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.10%, 02/25/42		1,004	1,042,510
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.70%, 04/25/42		2,375	2,498,461
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.60%, 05/25/42		1,000	1,068,130
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 11.10%, 06/25/42		1,000	1,100,000
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.35%, 03/25/52		1,500	1,678,011
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.60%, 03/25/42		2,225	2,362,412
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 7.85%, 05/25/43		590	622,822
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		88	86,389
GCAT Trust(b)
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)		100	72,033
Series 2023-NQM3, Class A1, 4.25%, 05/25/67(a)		138	129,908
Series 2025-NQM4, Class A1, 5.53%, 06/25/70		230	229,997
GS Mortgage-Backed Securities Trust, Series 2022- NQM1, Class A4, 4.00%, 05/25/62(a)(b)		67	60,399
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1-mo. Term SOFR + 0.46%), 4.82%, 03/25/35(a)(b)		134	125,519
Homes Trust(b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		89	89,484
Series 2025-NQM1, Class B1, 7.27%, 01/25/70(a)		392	393,144
Series 2025-NQM1, Class M1, 6.52%, 01/25/70(a)		200	201,317
Series 2025-NQM2, Class A1, 5.43%, 02/25/70		206	205,840
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		570	564,009
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		76	75,707
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Impac CMB Trust, Series 2007-A, Class A, (1-mo. Term SOFR + 0.61%), 4.97%, 05/25/37(a)(b)	USD	52	$ 50,462
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. Term SOFR + 0.45%), 4.81%, 11/25/36(a)		18	16,587
IndyMac INDX Mortgage Loan Trust, Series 2006- AR41, Class A3, (1-mo. Term SOFR + 0.47%), 4.83%, 02/25/37(a)		9	8,560
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.05%, 03/25/36(a)		695	518,946
JP Morgan Mortgage Trust(a)(b)
Series 2024-VIS2, Class B1, 7.72%, 11/25/64		25	25,240
Series 2025-VIS1, Class M1, 6.41%, 08/25/55		150	150,742
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)		327	226,002
MFA Trust(b)
Series 2022-NQM1, Class M1, 4.23%, 12/25/66(a)		100	86,303
Series 2024-RTL1, Class A1, 7.09%, 02/25/29		100	100,435
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(b)		113	113,080
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 4.10%, 12/27/46(a)(b)		313	282,599
Morgan Stanley Residential Mortgage Loan Trust(b)
Series 2023-NQM1, Class B1, 7.39%, 09/25/68(a)		536	538,499
Series 2025-DSC2, Class A1, 5.44%, 07/25/70		510	509,442
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(a)		158	158,304
New Residential Mortgage Loan Trust(b)
Series 2025-NQM1, Class A1, 0.00%, 01/25/65		511	513,007
Series 2025-NQM1, Class B1, 6.92%, 01/25/65(a)		500	501,692
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)		289	292,319
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)		149	148,833
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		541	415,623
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(b)		127	127,018
PRKCM Trust(b)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)		76	74,363
Series 2023-AFC1, Class A1, 6.60%, 02/25/58		83	82,659
Series 2025-NQM1, Class A1, 5.80%, 11/25/69		573	574,359
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)		113	114,511
Series 2025-NQM3, Class A1, 5.61%, 05/25/70(a)		408	407,755
RALI Trust(a)
Series 2005-QA6, Class NB21, 4.88%, 05/25/35		920	432,431
Series 2005-QO2, Class A1, (12-mo. MTA + 1.36%), 5.33%, 09/25/45		387	326,895
Series 2007-QH3, Class A1, (1-mo. Term SOFR + 0.43%), 4.79%, 04/25/37		139	134,350
Series 2007-QO2, Class A1, (1-mo. Term SOFR + 0.26%), 4.62%, 02/25/47		374	112,419
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(b)		87	87,255
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1-mo. Term SOFR + 0.47%), 4.83%, 03/25/35		23	21,796
Series 2005-R1, Class 1AF2, (1-mo. Term SOFR + 0.47%), 4.83%, 03/25/35		137	132,445
Series 2005-R2, Class 1AF1, (1-mo. Term SOFR + 0.45%), 4.81%, 06/25/35		12	11,942
Residential Asset Securitization Trust
Series 2006-A14C, Class 1A2, 6.25%, 12/25/36		342	235,711

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Residential Asset Securitization Trust (continued)
Series 2007-A9, Class A1, (1-mo. Term SOFR + 0.66%), 5.02%, 09/25/37(a)	USD	1,092	$ 298,166
RFMSI Series, Series 2006-SA4, Class 2A1, 5.53%, 11/25/36(a)		4	3,103
RFMSI Trust, Series 2007-SA4, Class 3A1, 5.83%, 10/25/37(a)		226	137,621
Saluda Grade Alternative Mortgage Trust(b)
Series 2024-RTL4, Class A1, 7.50%, 02/25/30		140	140,667
Series 2024-RTL5, Class A1, 7.76%, 04/25/30		100	100,896
Sequoia Mortgage Trust, Series 2017-CH2, Class B3, 4.47%, 12/25/47(a)(b)		127	120,314
SG Residential Mortgage Trust(a)(b)
Series 2019-3, Class B1, 4.08%, 09/25/59		257	244,731
Series 2022-2, Class B1, 5.30%, 08/25/62		50	48,912
Series 2022-2, Class M1, 5.30%, 08/25/62		205	202,423
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		125	99,759
Verus Securitization Trust(b)
Series 2021-3, Class B1, 3.20%, 06/25/66(a)		214	150,710
Series 2021-8, Class A1, 1.82%, 11/25/66(a)		100	90,856
Series 2023-3, Class B1, 4.07%, 02/25/67(a)		100	78,566
Series 2023-INV1, Class M1, 7.49%, 02/25/68(a)		120	120,319
Series 2025-5, Class A1, 5.43%, 06/25/70		286	285,722
Series 2025-6, Class A1, 5.42%, 07/25/70		650	649,409
Visio Trust, Series 2022-1, Class B1, 5.88%, 08/25/57(a)(b)		100	91,262
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1-mo. Term SOFR + 0.41%), 1.75%, 08/25/36(a)		981	318,932
WaMu Mortgage Pass-Through Certificates Trust(a)
Series 2006-AR8, Class 1A4, 4.77%, 08/25/46		60	55,164
Series 2007-HY3, Class 4A1, 5.08%, 03/25/37		10	9,025
Series 2007-HY4, Class 1A1, 3.71%, 04/25/37		348	313,361
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 4.72%, 06/25/47		83	68,950
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		148	119,458
Series 2005-AR1, Class A1A, (1-mo. Term SOFR + 0.63%), 4.99%, 12/25/35(a)		157	139,530
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		330	131,406
Series 2006-8, Class A4, 4.11%, 10/25/36		82	27,244
Series 2007-5, Class A6, 6.00%, 06/25/37		149	135,764
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 4.67%, 01/25/47(a)		189	159,610
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 5.22%, 04/25/47(a)		82	70,260
Series 2007-OC2, Class A3, (1-mo. Term SOFR + 0.73%), 5.09%, 06/25/37(a)		12	11,304
			101,727,294
Commercial Mortgage-Backed Securities — 3.6%
1301 Trust(a)
Series 2025-1301, Class A, 5.23%, 08/11/30		55	55,000
Series 2025-1301, Class E, 7.48%, 08/11/30		35	35,000
Series 2025-1301, Class F, 8.37%, 08/11/30		504	504,000
1345T 2025-AOA(a)(b)
Series 2025-AOA, Class A, (1-mo. Term SOFR + 1.60%), 5.94%, 06/15/30		66	66,101
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
1345T 2025-AOA(a)(b) (continued)
Series 2025-AOA, Class E, (1-mo. Term SOFR + 4.50%), 8.84%, 06/15/30	USD	116	$ 115,998
ACREC LLC(a)(b)
Series 2023-FL2, Class A, (1-mo. Term SOFR + 2.23%), 6.57%, 02/19/38		141	141,517
Series 2025-FL3, Class A, (1-mo. Term SOFR + 1.62%), 5.95%, 08/18/40		538	538,641
AREIT Ltd.(a)(b)
Series 2024-CRE9, Class A, (1-mo. Term SOFR + 1.69%), 6.03%, 05/17/41		331	330,821
Series 2025-CRE10, Class A, (1-mo. Term SOFR + 1.39%), 5.73%, 12/17/29		795	796,097
Ares Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.69%), 6.03%, 07/15/41(a)(b)		370	371,272
Atrium Hotel Portfolio Trust(a)(b)
Series 2024-ATRM, Class A, 5.41%, 11/10/29		160	161,695
Series 2024-ATRM, Class E, 9.21%, 11/10/29		32	32,635
BAHA Trust(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41		560	575,069
Series 2024-MAR, Class B, 6.84%, 12/10/41		20	20,639
Series 2024-MAR, Class C, 7.52%, 12/10/41		789	811,998
BAMLL Trust(a)(b)
Series 2024-BHP, Class A, (1-mo. Term SOFR + 2.35%), 6.69%, 08/15/39		120	120,295
Series 2025-ASHF, Class A, (1-mo. Term SOFR + 1.85%), 6.19%, 02/15/42		802	802,027
Series 2025-ASHF, Class E, (1-mo. Term SOFR + 5.25%), 9.59%, 02/15/42		163	164,025
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	233,037
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	230,975
Series 2021-BN35, Class C, 2.90%, 06/15/64(a)		46	38,985
Series 2021-BN37, Class A4, 2.37%, 11/15/64		350	300,872
Series 2022-BNK41, Class A4, 3.79%, 04/15/65(a)		150	140,347
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		10	10,476
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/56(a)		530	587,043
Series 2025-5C34, Class A3, 5.66%, 05/15/58		41	42,490
Series 2025-C35, Class A5, 5.59%, 07/15/58		484	500,943
Series 2025-C35, Class AS, 5.84%, 07/15/58		73	75,276
Series 2025-C35, Class B, 6.12%, 07/15/58		40	41,369
Series 2025-C35, Class D, 4.50%, 07/15/58(b)		37	28,222
BDS LLC, Series 2024-FL13, Class A, (1-mo. Term SOFR + 1.58%), 5.93%, 09/19/39(a)(b)		100	100,347
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		45	39,141
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class A, (1-mo. Term SOFR + 1.49%), 5.83%, 11/15/41		70	70,219
Series 2024-UNIV, Class E, (1-mo. Term SOFR + 3.64%), 7.98%, 11/15/41		47	47,025
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1-mo. Term SOFR + 1.89%), 6.23%, 07/15/41(a)(b)		173	173,757
BFLD Trust, Series 2025-EWEST, Class A, (1-mo. Term SOFR + 1.55%), 5.89%, 06/15/42(a)(b)		245	245,153
BHMS, Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.55%), 5.89%, 07/15/35(a)(b)		100	99,980
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-mo. Term SOFR + 1.34%), 5.68%, 03/15/41(a)(b)	USD	366	$ 366,978
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(a)		346	15,876
BMP(a)(b)
Series 2024-MF23, Class D, (1-mo. Term SOFR + 2.39%), 6.73%, 06/15/41		220	220,619
Series 2024-MF23, Class E, (1-mo. Term SOFR + 3.39%), 7.73%, 06/15/41		39	38,938
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		10	10,089
BWAY Trust, Series 2025-1535, Class A, 6.31%, 05/05/42(a)(b)		23	23,432
BX Commercial Mortgage Trust(a)(b)
Series 2021-VIV5, Class A, 2.84%, 03/09/44		240	215,472
Series 2022-CSMO, Class B, (1-mo. Term SOFR + 3.14%), 7.48%, 06/15/27		588	591,876
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 5.35%, 02/15/39		79	79,541
Series 2023-VLT3, Class A, (1-mo. Term SOFR + 1.94%), 6.28%, 11/15/28		200	200,374
Series 2023-XL3, Class A, (1-mo. Term SOFR + 1.76%), 6.10%, 12/09/40		276	276,898
Series 2023-XL3, Class D, (1-mo. Term SOFR + 3.59%), 7.93%, 12/09/40		238	239,102
Series 2024-AIR2, Class A, (1-mo. Term SOFR + 1.49%), 5.83%, 10/15/41		144	144,147
Series 2024-AIRC, Class A, (1-mo. Term SOFR + 1.69%), 6.03%, 08/15/39		275	276,165
Series 2024-BRBK, Class A, (1-mo. Term SOFR + 2.88%), 7.22%, 10/15/41		187	188,344
Series 2024-BRBK, Class B, (1-mo. Term SOFR + 3.93%), 8.27%, 10/15/41		43	43,134
Series 2024-BRBK, Class D, (1-mo. Term SOFR + 5.97%), 10.31%, 10/15/41		596	598,222
Series 2024-BRBK, Class E, (1-mo. Term SOFR + 6.97%), 11.31%, 10/15/41		13	12,944
Series 2024-GPA3, Class B, (1-mo. Term SOFR + 1.64%), 5.98%, 12/15/39		94	93,977
Series 2024-KING, Class A, (1-mo. Term SOFR + 1.54%), 5.88%, 05/15/34		99	98,731
Series 2024-MDHS, Class A, (1-mo. Term SOFR + 1.64%), 5.98%, 05/15/41		236	236,318
Series 2024-MF, Class A, (1-mo. Term SOFR + 1.44%), 5.78%, 02/15/39		253	253,715
Series 2024-MF, Class E, (1-mo. Term SOFR + 3.74%), 8.08%, 02/15/39		89	88,747
Series 2024-PURE, Class A, 4.66%, 11/15/41	CAD	27	19,631
Series 2024-XL4, Class D, (1-mo. Term SOFR + 3.14%), 7.48%, 02/15/39	USD	161	161,538
Series 2024-XL4, Class E, (1-mo. Term SOFR + 4.19%), 8.53%, 02/15/39		104	101,400
BX Trust(a)(b)
Class A, 5.73%, 08/15/42		108	108,000
Class E, 7.85%, 08/15/42		100	100,000
Series 2021-ARIA, Class A, (1-mo. Term SOFR + 1.01%), 5.36%, 10/15/36		45	44,986
Series 2021-LBA, Class AV, (1-mo. Term SOFR + 0.91%), 5.26%, 02/15/36		198	197,642
Series 2021-VIEW, Class F, (1-mo. Term SOFR + 4.04%), 8.39%, 06/15/36		21	20,553
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b) (continued)
Series 2022-IND, Class A, (1-mo. Term SOFR + 1.49%), 5.83%, 04/15/37	USD	82	$ 81,597
Series 2022-LBA6, Class A, (1-mo. Term SOFR + 1.00%), 5.34%, 01/15/39		450	450,421
Series 2023-DELC, Class A, (1-mo. Term SOFR + 2.69%), 7.03%, 05/15/38		371	373,087
Series 2023-DELC, Class D, (1-mo. Term SOFR + 4.39%), 8.73%, 05/15/38		262	264,620
Series 2024-CNYN, Class A, (1-mo. Term SOFR + 1.44%), 5.78%, 04/15/41		81	81,231
Series 2024-CNYN, Class D, (1-mo. Term SOFR + 2.69%), 7.03%, 04/15/41		79	78,816
Series 2024-CNYN, Class E, (1-mo. Term SOFR + 3.69%), 8.03%, 04/15/41		79	78,290
Series 2024-PALM, Class A, (1-mo. Term SOFR + 1.54%), 5.88%, 06/15/37		503	502,788
Series 2024-PAT, Class A, (1-mo. Term SOFR + 2.09%), 6.43%, 03/15/41		60	60,019
Series 2024-PAT, Class C, (1-mo. Term SOFR + 4.44%), 8.78%, 03/15/41		122	120,436
Series 2024-PAT, Class D, (1-mo. Term SOFR + 5.39%), 9.73%, 03/15/41		56	55,024
Series 2024-VLT4, Class A, (1-mo. Term SOFR + 1.49%), 5.83%, 07/15/29		284	284,177
Series 2024-VLT4, Class E, (1-mo. Term SOFR + 2.89%), 7.23%, 07/15/29		60	59,775
Series 2024-VLT4, Class F, (1-mo. Term SOFR + 3.94%), 8.28%, 07/15/29		150	148,671
Series 2025-LIFE, Class A, 5.88%, 06/13/47		100	100,680
Series 2025-LUNR, Class A, (1-mo. Term SOFR + 1.50%), 5.84%, 06/15/40		28	28,084
Series 2025-ROIC, Class E, (1-mo. Term SOFR + 2.94%), 7.28%, 03/15/30		262	257,082
Series 2025-TAIL, Class E, (1-mo. Term SOFR + 3.30%), 7.64%, 06/15/35		124	123,999
Series 2025-VLT6, Class A, (1-mo. Term SOFR + 1.44%), 5.79%, 03/15/42		136	135,915
BXMT, Series 2025-FL5, Class A, (1-mo. Term SOFR + 1.64%), 5.99%, 10/18/42(a)(b)		164	163,554
Cali, Series 2024-SUN, Class A, (1-mo. Term SOFR + 1.89%), 6.23%, 07/15/41(a)(b)		140	140,219
CENT, Series 2025-CITY, Class A, 5.09%, 07/10/40(a)(b)		720	722,456
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		560	553,472
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(b)		330	301,239
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		199	190,721
Commercial Mortgage Trust
Series 2022-PF2, Class A5, 5.29%, 11/15/55(a)		300	303,340
Series 2024-WCL1, Class A, (1-mo. Term SOFR + 1.84%), 6.18%, 06/15/41(a)(b)		170	169,469
Series 2024-WCL1, Class B, (1-mo. Term SOFR + 2.59%), 6.93%, 06/15/41(a)(b)		50	49,844
Series 2024-WCL1, Class E, (1-mo. Term SOFR + 4.49%), 8.83%, 06/15/41(a)(b)		66	65,464
Series 2025-167G, Class A, 5.50%, 08/10/40(b)		254	252,944
Series 2025-167G, Class E, 8.47%, 08/10/40(a)(b)		40	39,840
Series 2025-167G, Class F, 9.46%, 08/10/40(a)(b)		34	33,866
Series 2025-SBX, Class B, 5.73%, 08/10/41(a)(b)		48	47,917

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1-mo. Term SOFR + 1.64%), 5.98%, 08/15/41	USD	70	$ 69,956
Series 2024-DFW1, Class E, (1-mo. Term SOFR + 3.89%), 8.23%, 08/15/41		200	198,511
CSTL Commercial Mortgage Trust, Series 2024- GATE, Class A, 4.76%, 11/10/41(a)(b)		170	168,649
DBGS, Series 2024-SBL, Class A, (1-mo. Term SOFR + 1.88%), 6.22%, 08/15/34(a)(b)		260	260,244
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		100	101,244
DC Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)		10	10,049
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1-mo. Term SOFR + 1.50%), 5.84%, 03/15/34		72	72,180
Series 2024-SPBX, Class E, (1-mo. Term SOFR + 4.00%), 8.34%, 03/15/34		204	204,785
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.02%, 08/10/42(a)(b)		100	100,000
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.80%, 06/10/39		75	75,522
Series 2024-ELM, Class A15, 5.80%, 06/10/39		75	75,522
Series 2024-ELM, Class E10, 7.79%, 06/10/39		95	95,124
Series 2024-ELM, Class XP10, 0.23%, 06/10/39		1,000	1,923
Series 2024-ELM, Class XP15, 1.56%, 06/10/39		1,005	12,834
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		350	355,218
Extended Stay America Trust, Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 8.16%, 07/15/38(a)(b)		618	618,422
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, 10/10/41(a)(b)		17	17,056
Fontainebleau Miami Beach Mortgage Trust(a)(b)
Series 2024-FBLU, Class A, (1-mo. Term SOFR + 1.45%), 5.79%, 12/15/39		700	701,224
Series 2024-FBLU, Class G, (1-mo. Term SOFR + 5.65%), 9.99%, 12/15/39		100	99,981
FS Rialto Issuer LLC(a)(b)
Series 2024-FL9, Class A, (1-mo. Term SOFR + 1.63%), 5.98%, 10/19/39		100	100,697
Series 2025-FL10, Class A, (1-mo. Term SOFR + 1.39%), 5.74%, 08/19/42		780	781,932
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. Term SOFR + 1.54%), 5.88%, 03/15/39(a)(b)		100	100,375
GS Mortgage Securities Corp. Trust(a)(b)
Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 7.13%, 03/15/28		510	512,550
Series 2023-SHIP, Class C, 5.51%, 09/10/38		530	529,802
Series 2023-SHIP, Class E, 7.43%, 09/10/38		132	132,247
Series 2024-RVR, Class E, 7.47%, 08/10/41		37	36,571
GS Mortgage Securities Trust
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	291,078
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	177,879
Series 2025-800D, Class A, (1-mo. Term SOFR + 2.65%), 7.00%, 11/25/41(a)(b)		210	210,396
GSAT Trust, Series 2025-BMF, Class A, (1-mo. Term SOFR + 1.50%), 5.84%, 07/15/40(a)(b)		100	100,030
GWT, Series 2024-WLF2, Class A, (1-mo. Term SOFR + 1.69%), 6.03%, 05/15/41(a)(b)		197	197,923
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Harvest Commercial Capital Loan Trust, Series 2024-1, Class A, 6.16%, 10/25/56	USD	597	$ 602,827
HIH Trust(a)(b)
Series 2024-2061, Class A, (1-mo. Term SOFR + 1.84%), 6.18%, 10/15/41		69	69,011
Series 2024-2061, Class D, (1-mo. Term SOFR + 3.64%), 7.98%, 10/15/41		30	29,576
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1-mo. Term SOFR + 1.54%), 5.88%, 05/15/37		100	100,062
Series 2024-ORL, Class D, (1-mo. Term SOFR + 3.19%), 7.53%, 05/15/37		100	99,875
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. Term SOFR + 1.64%), 5.98%, 06/15/41(a)(b)		37	37,035
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1-mo. Term SOFR + 1.26%), 5.61%, 10/15/36(a)(b)		100	99,687
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		158	160,320
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		100	103,668
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/42(a)(b)		252	254,388
INV Mortgage Trust, Series 2024-IND, Class A, (1- mo. Term SOFR + 1.74%), 6.08%, 11/15/41(a)(b)		100	99,944
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		133	130,574
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 7.16%, 04/15/38(a)(b)		10	10,009
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		160	160,702
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)		41	40,764
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		137	136,071
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		118	116,905
Series 2025-BHR5, Class A, (1-mo. Term SOFR + 1.69%), 6.04%, 03/15/40(a)(b)		261	261,326
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		40	38,035
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1-mo. Term SOFR + 1.62%), 5.96%, 06/15/39		119	119,148
Series 2024-MRCO, Class D, (1-mo. Term SOFR + 3.19%), 7.53%, 06/15/39		88	88,468
JW Trust, Series 2024-BERY, Class A, (1-mo. Term SOFR + 1.59%), 5.93%, 11/15/39(a)(b)		600	600,748
KSL Commercial Mortgage Trust(a)(b)
Class A, 6.23%, 06/15/42		32	32,003
Class E, 8.43%, 06/05/42		63	62,998
Series 2024-HT2, Class A, (1-mo. Term SOFR + 1.54%), 5.88%, 12/15/39		100	99,969
Lagarino European Loan Conduit(a)(d)
Series 40X, Class B, (3-mo. EURIBOR + 2.15%), 4.10%, 06/22/37	EUR	100	114,121
Series 40X, Class C, (3-mo. EURIBOR + 2.65%), 4.60%, 06/22/37		100	114,121
Series 40X, Class D, (3-mo. EURIBOR + 3.55%), 5.50%, 06/22/37		101	115,262
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 4.83%, 08/17/33(a)(d)		458	521,881
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Last Mile Securities, Series 2021-1X, Class D, (3-mo. EURIBOR + 2.35%), 4.48%, 08/17/31(a)(d)	EUR	232	$ 264,713
LBA Trust(a)(b)
Series 2024-7IND, Class A, (1-mo. Term SOFR + 1.44%), 5.78%, 10/15/41	USD	60	60,214
Series 2024-7IND, Class D, (1-mo. Term SOFR + 2.64%), 6.98%, 10/15/41		17	17,053
Series 2024-BOLT, Class F, (1-mo. Term SOFR + 4.44%), 8.78%, 06/15/39		16	15,936
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1-mo. Term SOFR + 0.51%), 4.87%, 06/25/37(a)(b)		1	1,043
LoanCore, Series 2025-CRE8, Class A, (1-mo. Term SOFR + 1.39%), 5.73%, 08/17/42(a)(b)		427	426,626
MCR Mortgage Trust(b)
Series 2024-HF1, Class A, (1-mo. Term SOFR + 1.79%), 6.13%, 12/15/41(a)		100	100,125
Series 2024-HTL, Class C, (1-mo. Term SOFR + 3.11%), 7.45%, 02/15/37(a)		81	80,569
Series 2024-TWA, Class A, 5.92%, 06/12/39		70	70,507
Series 2024-TWA, Class E, 8.73%, 06/12/39		37	37,244
Series 2024-TWA, Class XA, 0.92%, 06/12/39		332	3,886
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1-mo. Term SOFR + 0.92%), 5.26%, 04/15/38(a)(b)		37	37,018
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 7.21%, 07/15/38(a)(b)		250	250,156
MIC Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		31	33,537
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	298,266
Series 2019-H6, Class D, 3.00%, 06/15/52(b)		10	7,989
Series 2021-230P, Class B, (1-mo. Term SOFR + 1.56%), 5.91%, 12/15/38(a)(b)		10	9,103
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		68	66,539
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(a)		1,112	64,439
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. Term SOFR + 1.40%), 5.75%, 03/15/39(a)(b)		100	100,031
NCMF Trust(a)(b)
Series 2025-MFS, Class A, 4.88%, 06/10/33		140	139,088
Series 2025-MFS, Class E, 7.53%, 06/10/33		293	295,073
Series 2025-MFS, Class F, 8.44%, 06/10/33		282	285,296
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.93%, 02/10/47(a)(b)		271	276,866
NYC Commercial Mortgage Trust, Series 2025-300P, Class E, 7.39%, 07/13/42(a)(b)		112	111,923
NYC Trust, Series 2024-3ELV, Class A, (1-mo. Term SOFR + 1.99%), 6.33%, 08/15/29(a)(b)		172	172,572
One New York Plaza Trust, Series 2020-1NYP, Class A, (1-mo. Term SOFR + 1.06%), 5.41%, 01/15/36(a)(b)		112	109,578
Open Trust, Series 2023-AIR, Class A, (1-mo. Term SOFR + 3.09%), 7.43%, 11/15/40(a)(b)		49	48,658
ORL Trust, Series 2024-GLKS, Class A, (1-mo. Term SOFR + 1.49%), 5.83%, 12/15/39(a)(b)		100	100,089
Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1-mo. Term SOFR + 1.38%), 5.72%, 09/15/34		283	280,893
Series 2017-280P, Class E, (1-mo. Term SOFR + 2.42%), 6.75%, 09/15/34		138	133,958
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.52%, 08/12/42(a)(b)	USD	31	$ 31,088
PGA Trust, Series 2024-RSR2, Class A, (1-mo. Term SOFR + 1.89%), 6.23%, 06/15/39(a)(b)		38	38,048
PRKCM Trust, Series 2025-PRM5, Class D, 5.62%, 03/10/33(a)(b)		489	483,399
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(b)		100	105,190
SCG Commercial Mortgage Trust(a)(b)
Series 2025-DLFN, Class E, (1-mo. Term SOFR + 2.95%), 7.29%, 03/15/35		109	108,342
Series 2025-FLWR, Class A, (1-mo. Term SOFR + 1.25%), 5.60%, 08/15/30		44	44,000
SDAL Trust, Series 2025-DAL, Class A, (1-mo. Term SOFR + 2.44%), 6.78%, 04/15/42(a)(b)		100	100,170
SELF Commercial Mortgage Trust(a)(b)
Series 2024-STRG, Class A, (1-mo. Term SOFR + 1.54%), 5.88%, 11/15/34		70	70,444
Series 2024-STRG, Class E, (1-mo. Term SOFR + 4.19%), 8.53%, 11/15/34		100	99,736
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		26	21,729
SHR Trust(a)(b)
Series 2024-LXRY, Class A, (1-mo. Term SOFR + 1.95%), 6.29%, 10/15/41		191	191,000
Series 2024-LXRY, Class D, (1-mo. Term SOFR + 3.60%), 7.94%, 10/15/41		100	99,969
SREIT Trust, Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 5.19%, 11/15/38(a)(b)		126	125,826
Taurus DAC, Series 2025-UK2X, Class D, (1-day SONIA GBP 3.20%), 7.44%, 02/18/35(a)(d)	GBP	188	248,762
TTAN(a)(b)
Series 2021-MHC, Class A, (1-mo. Term SOFR + 0.96%), 5.31%, 03/15/38	USD	587	587,091
Series 2021-MHC, Class F, (1-mo. Term SOFR + 3.01%), 7.36%, 03/15/38		69	68,818
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)		376	395,184
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		580	553,484
UK Logistics, Series 2025-1X, Class D, (1-day SONIA GBP 4.00%), 6.32%, 05/17/35(a)(d)	GBP	190	251,776
VCC Trust, Series 2025-MC1, Class A1, 8.16%, 05/25/55(b)	USD	95	95,465
VEGAS(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36		140	137,041
Series 2024-GCS, Class D, 6.22%, 07/10/36		330	309,860
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(b)		60	60,532
Velocity Commercial Capital Loan Trust(a)(b)
Series 2020-1, Class AFX, 2.61%, 02/25/50		451	415,133
Series 2022-3, Class A, 5.22%, 06/25/52		149	143,254
Series 2023-2, Class M1, 7.03%, 05/25/53		107	106,580
Series 2024-1, Class A, 6.55%, 01/25/54		87	88,085
Series 2024-5, Class A, 5.49%, 10/25/54		91	90,269
Series 2025-1, Class M2, 6.98%, 02/25/55		1,248	1,254,465
Series 2025-1, Class M3, 7.33%, 02/25/55		100	100,205
Series 2025-3, Class A, 5.87%, 06/25/55		589	591,550
Series 2025-3, Class M3, 7.38%, 06/25/55		99	99,744
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	195,152
Series 2019-C49, Class D, 3.00%, 03/15/52(b)		10	8,601

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)	USD	154	$ 154,799
Series 2024-BPRC, Class B, 6.22%, 07/15/43(b)		176	179,512
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)		112	111,763
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		50	49,805
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)		1,390	12,246
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		56	56,758
WHARF Commercial Mortgage Trust(a)(b)
Series 2025-DC, Class A, 5.35%, 07/15/40		114	115,812
Series 2025-DC, Class E, 7.72%, 07/15/40		115	116,977
			42,881,007
Interest Only Collateralized Mortgage Obligations(a) — 0.0%
JP Morgan Alternative Loan Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(b)		1,361	230,614
Residential Asset Securitization Trust, Series 2007- A9, Class A2, (1-mo. Term SOFR + 6.34%), 1.98%, 09/25/37		1,092	113,736
			344,350
Total Non-Agency Mortgage-Backed Securities — 12.0% (Cost: $144,524,324)			144,952,651
Preferred Securities
Capital Trust — 0.0%
Electric Utilities — 0.0%
Edison International, Series B, 5.00%(a)(f)(n)		106	93,230

	Shares
Preferred Stocks — 0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.00%(e)(h)	750	53,025
		53,025
Total Preferred Securities — 0.0% (Cost: $132,944)		146,255

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a) — 0.4%
Freddie Mac REMICS
Series 5513, Class FD, (30-day Avg SOFR + 1.35%), 5.70%, 01/25/55	USD	1,418	1,417,721
Series 5516, Class FC, (30-day Avg SOFR + 1.40%), 5.75%, 03/25/55		3,338	3,340,097
			4,757,818
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.47%, 02/25/31(a)		150	128,703
Freddie Mac, Series 2024-P015, Class A1, 4.30%, 11/25/32(a)		44	42,614
Freddie Mac Multifamily Structured Pass Through Certificates, Series KJ48, Class A2, 5.03%, 10/25/31		33	33,692
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2023-119, Class AD, 2.25%, 04/16/65	USD	38	$ 30,732
Series 2023-50, Class AC, 3.25%, 09/16/63(a)		23	20,629
Series 2025-126B, Class AD, 5.00%, 05/16/65		50	49,269
Series 2025-129, Class AB, 4.75%, 09/16/54		37	36,400
Series 2025-88, Class AT, 5.00%, 06/16/58		115	113,543
			455,582
Mortgage-Backed Securities — 34.3%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		123	126,870
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		135	129,052
3.50%, 04/01/48		59	53,441
Ginnie Mae Mortgage-Backed Securities(o)
4.00%, 11/20/40 - 08/15/54		3,942	3,641,454
3.50%, 09/20/46 - 09/22/55		6,608	5,953,543
4.50%, 02/20/49 - 08/15/54		4,761	4,530,020
3.00%, 06/20/50 - 08/15/54		7,616	6,656,402
2.00%, 01/20/51 - 08/15/54		15,556	12,557,191
2.50%, 10/20/51 - 08/15/54		14,811	12,459,117
5.50%, 02/20/53 - 08/15/54		9,785	9,759,103
6.50%, 10/20/53 - 06/20/55		4,002	4,107,218
6.00%, 07/20/54 - 08/15/54		6,826	6,918,702
5.00%, 08/15/54		5,792	5,652,099
7.00%, 08/15/54		1,485	1,533,998
Uniform Mortgage-Backed Securities(o)
3.00%, 07/01/31 - 09/15/55		29,766	25,762,195
3.50%, 05/01/33 - 09/15/54		27,536	24,703,890
2.50%, 01/01/35 - 08/15/54		45,903	38,162,464
2.00%, 05/01/36 - 08/15/54		72,140	58,572,243
1.50%, 09/01/36 - 10/01/51		5,180	4,199,367
4.00%, 08/15/39 - 08/15/54		17,878	16,619,161
4.50%, 08/15/39 - 08/15/54		13,650	13,029,214
5.50%, 09/01/48 - 11/01/54		64,818	64,517,284
5.00%, 06/01/52 - 08/15/54		16,754	16,329,581
6.00%, 10/01/52 - 08/01/55		65,628	66,568,488
6.50%, 11/01/53 - 02/01/55		10,705	11,069,265
			413,611,362
Total U.S. Government Sponsored Agency Securities — 34.7% (Cost: $419,203,729)			418,824,762
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		2,100	2,071,371
1.13%, 05/15/40 - 08/15/40		5,102	3,135,285
4.25%, 11/15/40		1,024	971,840
1.88%, 02/15/41 - 11/15/51		5,643	3,509,848
4.75%, 02/15/41 - 05/15/55		7,437	7,366,821
3.75%, 08/15/41 - 11/15/43		6,010	5,193,789
3.13%, 11/15/41 - 05/15/48		10,876	8,298,996
2.38%, 02/15/42 - 05/15/51		1,446	952,387
3.00%, 05/15/42 - 08/15/52		14,388	10,625,369
4.00%, 11/15/42 - 11/15/52		7,400	6,496,090
3.88%, 02/15/43		918	812,808
3.63%, 08/15/43 - 05/15/53		1,285	1,066,782
4.38%, 08/15/43		4,000	3,770,469
3.38%, 05/15/44 - 11/15/48		1,900	1,541,621
4.13%, 08/15/44 - 08/15/53		10,167	8,997,710
4.63%, 11/15/44		213	206,238
2.75%, 11/15/47		686	481,861
2.25%, 08/15/49		1,239	766,755
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
1.63%, 11/15/50	USD	909	$ 471,746
2.00%, 08/15/51		419	238,012
2.88%, 05/15/52		2,623	1,819,095
U.S. Treasury Notes
4.63%, 03/15/26 - 02/15/35		5,555	5,611,279
4.50%, 07/15/26 - 11/15/33		6,352	6,448,973
0.63%, 07/31/26 - 08/15/30		2,983	2,807,892
4.38%, 12/15/26 - 01/31/32		5,159	5,209,954
4.00%, 01/15/27 - 02/15/34		20,938	20,948,283
4.13%, 02/15/27 - 11/15/32		8,625	8,672,162
4.25%, 03/15/27 - 05/15/35		4,839	4,870,161
0.50%, 04/30/27 - 08/31/27		7,684	7,205,980
3.25%, 06/30/27 - 06/30/29		7,825	7,713,736
3.75%, 06/30/27 - 12/31/28		2,926	2,913,041
2.25%, 08/15/27		1,504	1,454,532
3.38%, 09/15/27		37	36,592
0.38%, 09/30/27		1,103	1,022,688
3.88%, 11/30/27 - 08/15/34		8,169	8,107,752
1.25%, 03/31/28 - 05/31/28		3,484	3,245,321
3.63%, 03/31/28 - 09/30/31		9,180	9,071,952
2.88%, 08/15/28 - 05/15/32		23,713	22,912,947
1.13%, 08/31/28		1,596	1,469,006
4.88%, 10/31/28 - 10/31/30		37,399	38,871,657
2.38%, 03/31/29		1,427	1,352,941
1.50%, 02/15/30		1,102	991,800
3.50%, 04/30/30		21	20,788
2.75%, 08/15/32		1,074	983,004
Total U.S. Treasury Obligations — 19.1% (Cost: $229,471,042)			230,737,334
Total Long-Term Investments — 104.4% (Cost: $1,252,037,555)			1,259,693,583

	Shares
Short-Term Securities
Money Market Funds — 16.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(p)(q)(r)	18,700,895	18,708,375
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(p)(q)	175,599,433	175,599,433
		194,307,808

		Par (000)
U.S. Treasury Obligations — 0.7%
U.S. Treasury Bills(s)
4.41%, 08/14/25	USD	60	59,907
4.30%, 08/26/25		1,400	1,395,822
4.31%, 09/02/25		3,400	3,387,077
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(s) (continued)
4.33%, 09/04/25	USD	2,300	$ 2,290,709
4.35%, 09/16/25 - 11/12/25		1,200	1,186,129
4.38%, 09/23/25		500	496,844
8,816,488
Total Short-Term Securities — 16.8% (Cost: $203,123,379)			203,124,296
Options Purchased — 0.1% (Cost: $1,222,699)			901,876
Total Investments Before TBA Sale Commitments and Options Written — 121.3% (Cost: $1,456,383,633)			1,463,719,755
TBA Sale Commitments(o)
Mortgage-Backed Securities — (2.9)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/15/54		(54)	(43,583)
2.50%, 08/15/54		(50)	(42,039)
3.00%, 08/15/54		(41)	(35,819)
3.50%, 08/15/54		(830)	(745,673)
5.00%, 08/15/54		(36)	(35,131)
5.50%, 08/15/54		(46)	(45,876)
6.00%, 08/15/54		(51)	(51,683)
6.50%, 08/15/54		(48)	(49,267)
Uniform Mortgage-Backed Securities
2.00%, 08/15/39 - 08/15/54		(215)	(177,193)
2.50%, 08/15/39 - 08/15/54		(1,500)	(1,230,912)
3.00%, 08/15/39 - 09/15/55		(6,769)	(5,793,547)
3.50%, 08/15/39 - 09/15/54		(10,587)	(9,452,116)
4.00%, 08/15/39 - 08/15/54		(1,321)	(1,218,426)
4.50%, 08/15/39 - 08/15/54		(13,689)	(12,984,561)
5.00%, 08/15/54		(812)	(790,237)
5.50%, 08/15/54		(50)	(49,735)
6.00%, 08/15/54		(2,149)	(2,178,703)
6.50%, 08/15/54		(50)	(51,571)
Total TBA Sale Commitments — (2.9)% (Proceeds: $(34,946,405))			(34,976,072)
Options Written — (0.0)% (Premiums Received: $(310,930))			(115,369)
Total Investments, Net of TBA Sale Commitments and Options Written — 118.4% (Cost: $1,421,126,298)			1,428,628,314
Liabilities in Excess of Other Assets — (18.4)%			(221,994,488)
Net Assets — 100.0%			$ 1,206,633,826

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Convertible security.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $254,379, representing less than 0.05% of its net assets as of period end, and an original cost of $251,860.

(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(n)	Perpetual security with no stated maturity date.
(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(s)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,501,666	$ 8,210,274 (a)	$ —	$ (1,860)	$ (1,705)	$ 18,708,375	18,700,895	$ 45,877 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	131,729,503	43,869,930 (a)	—	—	—	175,599,433	175,599,433	5,553,387	—
iShares 0-5 Year High Yield Corporate Bond ETF(c)	—	1,253,560	(1,249,263)	(4,297)	—	—	—	48,950	—
				$ (6,157)	$ (1,705)	$ 194,307,808		$ 5,648,214	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	36	09/08/25	$ 4,818	$ (22,670)
10-Year Australian Treasury Bonds	14	09/15/25	1,024	4,215
10-Year U.S. Treasury Note	785	09/19/25	87,196	(85,560)
U.S. Long Bond	132	09/19/25	15,069	224,163
Ultra U.S. Treasury Bond	241	09/19/25	28,242	614,434
Long Gilt	336	09/26/25	40,895	21,337
2-Year U.S. Treasury Note	974	09/30/25	201,633	(259,096)
5-Year U.S. Treasury Note	677	09/30/25	73,248	164,048
3-Month SOFR	99	03/17/26	23,754	(45,323)
				615,548
Short Contracts
30-Year Euro Buxl Bond	14	09/08/25	1,875	48,783
Euro BTP	80	09/08/25	11,025	(13,279)
Euro Bund	194	09/08/25	28,715	140,961
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Euro OAT	13	09/08/25	$ 1,829	$ (2,774)
10-Year Australian Treasury Bonds	348	09/15/25	25,448	(180,607)
10-Year Canadian Bond	519	09/18/25	45,143	(11,133)
10-Year U.S. Treasury Note	240	09/19/25	26,659	(72,686)
10-Year U.S. Ultra Long Treasury Note	445	09/19/25	50,327	(227,463)
E-mini Russell 2000 Index	5	09/19/25	555	(25,468)
S&P 500 E-Mini Index	5	09/19/25	1,594	(71,249)
2-Year U.S. Treasury Note	24	09/30/25	4,968	657
5-Year U.S. Treasury Note	196	09/30/25	21,206	(54,528)
				(468,786)
				$ 146,762
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,567	CZK	98,200	UBS AG	08/01/25	$ 8
PEN	222,470	USD	60,685	Citibank N.A.	08/04/25	1,242
USD	61,975	PEN	222,470	Citibank N.A.	08/04/25	48
TRY	938,000	USD	21,262	UBS AG	09/03/25	1,228
NGN	15,201,924	USD	9,573	Citibank N.A.	09/04/25	211
NGN	15,203,512	USD	9,574	Citibank N.A.	09/04/25	211
NGN	15,739,350	USD	9,539	Morgan Stanley & Co. International PLC	09/04/25	590
BRL	4,901,070	USD	864,844	Barclays Bank PLC	09/17/25	692
BRL	120,000	USD	21,076	Goldman Sachs International	09/17/25	116
CHF	10,000	USD	12,353	Barclays Bank PLC	09/17/25	25
COP	190,000,000	USD	45,036	BNP Paribas SA	09/17/25	157
COP	30,000,000	USD	7,101	Goldman Sachs International	09/17/25	34
CZK	2,991,000	EUR	121,230	Citibank N.A.	09/17/25	282
CZK	2,997,000	EUR	121,254	State Street Bank and Trust Co.	09/17/25	534
CZK	3,005,000	EUR	121,688	State Street Bank and Trust Co.	09/17/25	408
CZK	8,630,000	USD	399,250	Goldman Sachs International	09/17/25	1,905
CZK	900,000	USD	41,625	State Street Bank and Trust Co.	09/17/25	210
EUR	157,952	HUF	63,503,000	Citibank N.A.	09/17/25	1
EUR	210,298	HUF	84,515,000	Societe Generale	09/17/25	95
EUR	123,993	PLN	532,000	Citibank N.A.	09/17/25	58
EUR	318,470	PLN	1,362,000	Citibank N.A.	09/17/25	1,325
EUR	120,405	PLN	514,000	Goldman Sachs International	09/17/25	751
EUR	121,585	SEK	1,355,000	Barclays Bank PLC	09/17/25	348
EUR	123,645	SEK	1,378,000	Barclays Bank PLC	09/17/25	350
EUR	126,229	SEK	1,408,000	Morgan Stanley & Co. International PLC	09/17/25	233
EUR	320,976	SEK	3,583,000	State Street Bank and Trust Co.	09/17/25	314
HUF	58,548,000	EUR	145,445	State Street Bank and Trust Co.	09/17/25	208
HUF	112,143,000	EUR	278,525	UBS AG	09/17/25	468
IDR	660,000,000	USD	39,846	Bank of America N.A.	09/17/25	101
MXN	900,000	USD	46,857	Bank of America N.A.	09/17/25	626
MXN	8,740,737	USD	459,000	Goldman Sachs International	09/17/25	2,148
MXN	3,200,000	USD	167,111	State Street Bank and Trust Co.	09/17/25	1,716
MXN	8,756,920	USD	458,000	State Street Bank and Trust Co.	09/17/25	4,002
NOK	1,447,000	EUR	121,414	State Street Bank and Trust Co.	09/17/25	1,037
SEK	1,347,000	EUR	120,126	Barclays Bank PLC	09/17/25	503
USD	45,453	AUD	70,000	Bank of America N.A.	09/17/25	431
USD	181,436	AUD	280,000	Bank of America N.A.	09/17/25	1,349
USD	230,183	AUD	350,000	Bank of America N.A.	09/17/25	5,075
USD	277,074	AUD	420,000	Bank of America N.A.	09/17/25	6,944
USD	377,592	AUD	580,000	Bank of America N.A.	09/17/25	4,556
USD	451,778	AUD	690,000	Bank of America N.A.	09/17/25	7,993

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	392,783	AUD	602,000	Barclays Bank PLC	09/17/25	$ 5,597
USD	299,500	AUD	460,000	Goldman Sachs International	09/17/25	3,644
USD	938,208	AUD	1,440,000	State Street Bank and Trust Co.	09/17/25	12,050
USD	7,763	AUD	12,000	Toronto-Dominion Bank	09/17/25	45
USD	169,359	AUD	260,000	UBS AG	09/17/25	2,136
USD	86,760	BRL	480,000	Bank of America N.A.	09/17/25	1,991
USD	32,015	BRL	180,000	Barclays Bank PLC	09/17/25	226
USD	88,907	BRL	490,000	State Street Bank and Trust Co.	09/17/25	2,372
USD	196,575	BRL	1,110,000	State Street Bank and Trust Co.	09/17/25	548
USD	202,793	BRL	1,134,000	State Street Bank and Trust Co.	09/17/25	2,527
USD	207,077	BRL	1,147,000	State Street Bank and Trust Co.	09/17/25	4,515
USD	429,437	BRL	2,417,000	State Street Bank and Trust Co.	09/17/25	2,592
USD	7,402	CAD	10,000	Barclays Bank PLC	09/17/25	168
USD	200,758	CAD	272,000	Barclays Bank PLC	09/17/25	4,002
USD	145,612	CAD	200,000	Goldman Sachs International	09/17/25	938
USD	7,323	CAD	10,000	Morgan Stanley & Co. International PLC	09/17/25	90
USD	176,022	CAD	240,000	State Street Bank and Trust Co.	09/17/25	2,414
USD	381,676	CHF	300,000	Barclays Bank PLC	09/17/25	10,336
USD	161,897	CHF	130,000	Goldman Sachs International	09/17/25	983
USD	140,041	CHF	110,000	Morgan Stanley & Co. International PLC	09/17/25	3,883
USD	307,476	CHF	240,000	State Street Bank and Trust Co.	09/17/25	10,404
USD	141,324	CLP	133,319,000	BNP Paribas SA	09/17/25	4,243
USD	141,562	CLP	135,275,000	BNP Paribas SA	09/17/25	2,470
USD	37,354	COP	150,000,000	BNP Paribas SA	09/17/25	1,675
USD	102,058	COP	420,000,000	BNP Paribas SA	09/17/25	2,159
USD	143,638	COP	578,513,000	Citibank N.A.	09/17/25	6,035
USD	170,258	COP	702,024,000	State Street Bank and Trust Co.	09/17/25	3,277
USD	182,323	COP	749,986,000	State Street Bank and Trust Co.	09/17/25	3,934
USD	183,063	COP	752,243,000	State Street Bank and Trust Co.	09/17/25	4,138
USD	34,777	EUR	30,000	Barclays Bank PLC	09/17/25	441
USD	116,451	EUR	100,000	Barclays Bank PLC	09/17/25	1,999
USD	141,167	EUR	121,000	Barclays Bank PLC	09/17/25	2,679
USD	142,469	EUR	121,000	Barclays Bank PLC	09/17/25	3,982
USD	355,648	EUR	301,000	Barclays Bank PLC	09/17/25	11,145
USD	69,756	EUR	60,000	BNP Paribas SA	09/17/25	1,085
USD	384,704	EUR	330,000	BNP Paribas SA	09/17/25	7,010
USD	793,441	EUR	685,740	BNP Paribas SA	09/17/25	8,593
USD	5,882	EUR	5,000	Citibank N.A.	09/17/25	160
USD	89,268	EUR	76,000	Citibank N.A.	09/17/25	2,283
USD	159,901	EUR	136,000	Citibank N.A.	09/17/25	4,246
USD	565,527	EUR	490,000	Citibank N.A.	09/17/25	4,709
USD	1,058,142	EUR	899,000	Citibank N.A.	09/17/25	29,212
USD	46,284	EUR	40,000	Goldman Sachs International	09/17/25	503
USD	390,067	EUR	331,000	Goldman Sachs International	09/17/25	11,228
USD	11,540	EUR	10,000	Morgan Stanley & Co. International PLC	09/17/25	95
USD	248,773	EUR	210,000	Morgan Stanley & Co. International PLC	09/17/25	8,422
USD	297,018	EUR	253,000	Morgan Stanley & Co. International PLC	09/17/25	7,453
USD	543,945	EUR	460,000	Morgan Stanley & Co. International PLC	09/17/25	17,462
USD	3,834,790	EUR	3,248,000	Morgan Stanley & Co. International PLC	09/17/25	117,364
USD	1,163	EUR	1,000	State Street Bank and Trust Co.	09/17/25	18
USD	79,845	EUR	68,000	State Street Bank and Trust Co.	09/17/25	2,017
USD	489,118	EUR	414,000	State Street Bank and Trust Co.	09/17/25	15,283
USD	1,494,978	EUR	1,281,000	State Street Bank and Trust Co.	09/17/25	28,838
USD	2,757,615	EUR	2,371,000	Toronto-Dominion Bank	09/17/25	43,940
USD	106,693	EUR	90,000	UBS AG	09/17/25	3,685
USD	547,578	EUR	472,000	UBS AG	09/17/25	7,361
USD	745,577	EUR	640,274	UBS AG	09/17/25	12,766
USD	4,335,884	EUR	3,723,400	UBS AG	09/17/25	74,350
USD	13,722	GBP	10,000	Barclays Bank PLC	09/17/25	510
USD	264,408	GBP	197,000	Barclays Bank PLC	09/17/25	4,128
USD	265,148	GBP	196,000	Barclays Bank PLC	09/17/25	6,190
USD	385,831	GBP	284,000	Citibank N.A.	09/17/25	10,606
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	557,312	GBP	413,000	Citibank N.A.	09/17/25	$ 11,649
USD	591,207	GBP	430,000	Citibank N.A.	09/17/25	23,084
USD	254,521	GBP	187,000	Morgan Stanley & Co. International PLC	09/17/25	7,454
USD	1,149,122	GBP	849,000	Morgan Stanley & Co. International PLC	09/17/25	27,410
USD	2,665,677	GBP	1,960,300	Morgan Stanley & Co. International PLC	09/17/25	75,697
USD	632,310	GBP	470,000	Societe Generale	09/17/25	11,339
USD	148,470	GBP	110,000	UBS AG	09/17/25	3,136
USD	876,147	GBP	645,000	UBS AG	09/17/25	23,962
USD	71,716	HUF	25,000,000	Bank of America N.A.	09/17/25	546
USD	61,921	HUF	21,000,000	Morgan Stanley & Co. International PLC	09/17/25	2,139
USD	114,758	HUF	40,000,000	Morgan Stanley & Co. International PLC	09/17/25	886
USD	85,662	HUF	30,000,000	UBS AG	09/17/25	258
USD	142,235	IDR	2,336,382,000	Bank of America N.A.	09/17/25	824
USD	141,564	IDR	2,308,185,000	Barclays Bank PLC	09/17/25	1,859
USD	142,226	IDR	2,324,534,000	Goldman Sachs International	09/17/25	1,531
USD	153,329	IDR	2,492,523,000	Goldman Sachs International	09/17/25	2,468
USD	160,658	IDR	2,624,032,000	Goldman Sachs International	09/17/25	1,837
USD	203,054	IDR	3,330,579,750	Morgan Stanley & Co. International PLC	09/17/25	1,469
USD	232,707	INR	20,050,000	Bank of America N.A.	09/17/25	4,136
USD	21,981	INR	1,900,000	Citibank N.A.	09/17/25	321
USD	45,910	INR	4,000,000	Citibank N.A.	09/17/25	310
USD	78,221	INR	6,800,000	Goldman Sachs International	09/17/25	701
USD	56,068	JPY	8,000,000	Bank of America N.A.	09/17/25	2,757
USD	204,561	JPY	30,229,000	Bank of America N.A.	09/17/25	3,120
USD	40,968	JPY	6,000,000	Barclays Bank PLC	09/17/25	985
USD	142,130	JPY	20,849,000	Barclays Bank PLC	09/17/25	3,195
USD	114,368	JPY	16,895,000	BNP Paribas SA	09/17/25	1,782
USD	143,623	JPY	21,146,000	Citibank N.A.	09/17/25	2,709
USD	55,778	JPY	8,000,000	Goldman Sachs International	09/17/25	2,468
USD	141,343	JPY	20,403,000	Goldman Sachs International	09/17/25	5,381
USD	51,677	JPY	7,370,000	State Street Bank and Trust Co.	09/17/25	2,565
USD	131,741	JPY	18,870,000	State Street Bank and Trust Co.	09/17/25	5,994
USD	1,846,259	JPY	262,330,601	State Street Bank and Trust Co.	09/17/25	98,128
USD	339,799	JPY	49,000,000	Toronto-Dominion Bank	09/17/25	13,270
USD	3,697	KRW	5,000,000	Barclays Bank PLC	09/17/25	105
USD	87,769	KRW	120,000,000	Barclays Bank PLC	09/17/25	1,563
USD	127,532	KRW	175,000,000	Citibank N.A.	09/17/25	1,814
USD	141,908	KRW	196,752,000	Citibank N.A.	09/17/25	563
USD	957,565	KRW	1,303,600,000	UBS AG	09/17/25	21,074
USD	10,578	MXN	200,000	Bank of America N.A.	09/17/25	26
USD	7,347	MXN	137,566	Barclays Bank PLC	09/17/25	89
USD	59,492	MXN	1,120,000	Barclays Bank PLC	09/17/25	402
USD	193,310	MXN	3,625,000	BNP Paribas SA	09/17/25	2,060
USD	99,148	MXN	1,869,970	Goldman Sachs International	09/17/25	491
USD	143,723	MXN	2,705,000	Morgan Stanley & Co. International PLC	09/17/25	1,012
USD	42,456	MXN	800,000	Royal Bank of Canada	09/17/25	249
USD	116,688	MXN	2,182,434	Royal Bank of Canada	09/17/25	1,546
USD	48,885	MXN	921,030	State Street Bank and Trust Co.	09/17/25	292
USD	59,460	MXN	1,120,000	State Street Bank and Trust Co.	09/17/25	370
USD	180,486	MXN	3,388,000	State Street Bank and Trust Co.	09/17/25	1,740
USD	9,987	NOK	100,000	Goldman Sachs International	09/17/25	312
USD	10,042	NOK	100,000	State Street Bank and Trust Co.	09/17/25	366
USD	142,014	NZD	237,000	Goldman Sachs International	09/17/25	2,179
USD	1,559,512	NZD	2,580,000	Goldman Sachs International	09/17/25	37,255
USD	359,283	NZD	590,000	Morgan Stanley & Co. International PLC	09/17/25	11,170
USD	72,621	NZD	120,000	State Street Bank and Trust Co.	09/17/25	1,818
USD	19,440	PHP	1,100,000	Bank of America N.A.	09/17/25	570
USD	60,640	PHP	3,500,000	Bank of America N.A.	09/17/25	599
USD	126,808	PHP	7,200,000	Bank of America N.A.	09/17/25	3,295
USD	142,365	PHP	8,059,000	Bank of America N.A.	09/17/25	4,116
USD	317,365	PHP	17,900,000	Bank of America N.A.	09/17/25	10,298
USD	80,050	PHP	4,600,000	Barclays Bank PLC	09/17/25	1,139

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	136,813	PHP	7,700,000	Barclays Bank PLC	09/17/25	$ 4,723
USD	87,850	PHP	4,900,000	Goldman Sachs International	09/17/25	3,792
USD	97,477	PHP	5,600,000	Goldman Sachs International	09/17/25	1,411
USD	1,015,628	PHP	56,800,000	Goldman Sachs International	09/17/25	41,249
USD	27,550	PLN	100,000	Bank of America N.A.	09/17/25	886
USD	161,363	PLN	600,000	Bank of America N.A.	09/17/25	1,375
USD	27,075	PLN	100,000	Barclays Bank PLC	09/17/25	410
USD	13,388	PLN	50,000	Goldman Sachs International	09/17/25	56
USD	26,773	PLN	100,000	Royal Bank of Canada	09/17/25	109
USD	13,823	PLN	50,000	State Street Bank and Trust Co.	09/17/25	491
USD	134,367	PLN	500,000	State Street Bank and Trust Co.	09/17/25	1,044
USD	1,541,641	PLN	5,750,000	State Street Bank and Trust Co.	09/17/25	8,425
USD	162,225	PLN	600,000	UBS AG	09/17/25	2,237
USD	63,777	SEK	600,000	Bank of America N.A.	09/17/25	2,311
USD	31,478	SEK	300,000	Goldman Sachs International	09/17/25	745
USD	2,231,154	SEK	21,300,000	Morgan Stanley & Co. International PLC	09/17/25	49,125
USD	63,728	SEK	600,000	State Street Bank and Trust Co.	09/17/25	2,262
USD	200,829	SEK	1,900,000	State Street Bank and Trust Co.	09/17/25	6,188
USD	70,769	SGD	90,000	Bank of America N.A.	09/17/25	1,218
USD	142,224	SGD	182,000	Bank of America N.A.	09/17/25	1,577
USD	70,743	SGD	90,000	Barclays Bank PLC	09/17/25	1,192
USD	449,964	SGD	570,000	Barclays Bank PLC	09/17/25	9,477
USD	97,947	THB	3,162,000	Barclays Bank PLC	09/17/25	855
USD	13,948	TWD	400,000	Bank of America N.A.	09/17/25	529
USD	149,711	TWD	4,400,000	Bank of America N.A.	09/17/25	2,101
USD	140,786	TWD	4,078,000	Barclays Bank PLC	09/17/25	3,978
USD	218,195	TWD	6,387,000	Barclays Bank PLC	09/17/25	3,925
USD	105,184	ZAR	1,900,000	Barclays Bank PLC	09/17/25	1,197
USD	127,833	ZAR	2,278,000	Barclays Bank PLC	09/17/25	3,158
USD	141,818	ZAR	2,541,000	Citibank N.A.	09/17/25	2,749
USD	144,804	ZAR	2,630,000	Citibank N.A.	09/17/25	864
USD	214,433	ZAR	3,900,000	Citibank N.A.	09/17/25	987
USD	114,384	ZAR	2,070,000	Goldman Sachs International	09/17/25	1,093
USD	43,951	ZAR	800,000	Morgan Stanley & Co. International PLC	09/17/25	167
USD	140,945	ZAR	2,537,000	Toronto-Dominion Bank	09/17/25	2,096
USD	267,667	ZAR	4,804,000	UBS AG	09/17/25	4,745
TRY	1,162,772	USD	25,000	UBS AG	10/24/25	1,650
						1,219,968
PEN	222,470	USD	61,975	Citibank N.A.	08/04/25	(48)
USD	60,424	PEN	222,470	Citibank N.A.	08/04/25	(1,502)
USD	21,023	TRY	938,000	Barclays Bank PLC	09/03/25	(1,467)
USD	28,686	NGN	49,798,896	Morgan Stanley & Co. International PLC	09/04/25	(3,363)
AUD	257,000	USD	169,435	Bank of America N.A.	09/17/25	(4,141)
AUD	403,000	USD	263,492	Bank of America N.A.	09/17/25	(4,296)
AUD	235,000	USD	153,370	Barclays Bank PLC	09/17/25	(2,227)
BRL	418,000	USD	74,161	Bank of America N.A.	09/17/25	(342)
BRL	670,872	USD	120,000	Barclays Bank PLC	09/17/25	(1,523)
BRL	1,244,031	USD	221,000	Barclays Bank PLC	09/17/25	(1,302)
BRL	647,605	USD	114,600	Citibank N.A.	09/17/25	(232)
BRL	662,875	USD	120,400	Citibank N.A.	09/17/25	(3,335)
BRL	664,327	USD	120,000	Citibank N.A.	09/17/25	(2,679)
BRL	1,550,000	USD	276,850	Goldman Sachs International	09/17/25	(3,118)
BRL	30,000	USD	5,305	Toronto-Dominion Bank	09/17/25	(7)
CAD	70,000	USD	51,509	Bank of America N.A.	09/17/25	(873)
CAD	160,000	USD	117,565	Bank of America N.A.	09/17/25	(1,826)
CAD	150,000	USD	111,038	Barclays Bank PLC	09/17/25	(2,533)
CAD	220,000	USD	161,900	Morgan Stanley & Co. International PLC	09/17/25	(2,759)
CAD	4,160,000	USD	3,054,749	Societe Generale	09/17/25	(45,541)
CAD	550,000	USD	402,919	Toronto-Dominion Bank	09/17/25	(5,067)
CHF	230,000	USD	286,876	Bank of America N.A.	09/17/25	(2,182)
CHF	120,000	USD	149,340	Morgan Stanley & Co. International PLC	09/17/25	(804)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	160,000	USD	198,859	State Street Bank and Trust Co.	09/17/25	$ (811)
CLP	217,396,000	USD	225,141	Bank of America N.A.	09/17/25	(1,611)
CLP	33,000,000	USD	35,558	Barclays Bank PLC	09/17/25	(1,627)
CLP	95,000,000	USD	102,542	Citibank N.A.	09/17/25	(4,862)
CLP	169,000,000	USD	179,883	Goldman Sachs International	09/17/25	(6,115)
CNH	16,745,464	USD	2,342,000	Barclays Bank PLC	09/17/25	(11,816)
COP	420,000,000	USD	101,523	Bank of America N.A.	09/17/25	(1,623)
COP	573,974,000	USD	142,339	BNP Paribas SA	09/17/25	(5,816)
COP	576,252,000	USD	141,825	BNP Paribas SA	09/17/25	(4,760)
COP	587,739,000	USD	140,784	BNP Paribas SA	09/17/25	(987)
COP	242,189,000	USD	60,150	Citibank N.A.	09/17/25	(2,543)
COP	250,000,000	USD	60,301	Citibank N.A.	09/17/25	(837)
COP	430,000,000	USD	104,290	Citibank N.A.	09/17/25	(2,012)
CZK	2,900,000	USD	139,134	Barclays Bank PLC	09/17/25	(4,331)
CZK	100,000	USD	4,657	Morgan Stanley & Co. International PLC	09/17/25	(9)
CZK	200,000	USD	9,581	State Street Bank and Trust Co.	09/17/25	(284)
CZK	418,000	USD	19,580	State Street Bank and Trust Co.	09/17/25	(150)
CZK	3,400,000	USD	162,613	State Street Bank and Trust Co.	09/17/25	(4,569)
EUR	120,266	CHF	112,000	Barclays Bank PLC	09/17/25	(986)
EUR	120,756	CHF	112,000	Barclays Bank PLC	09/17/25	(425)
EUR	121,346	CHF	113,000	Barclays Bank PLC	09/17/25	(987)
EUR	186,808	CHF	174,000	Barclays Bank PLC	09/17/25	(1,571)
EUR	48,351	CHF	45,000	Morgan Stanley & Co. International PLC	09/17/25	(362)
EUR	121,891	CHF	113,000	Morgan Stanley & Co. International PLC	09/17/25	(364)
EUR	123,988	CHF	115,000	Morgan Stanley & Co. International PLC	09/17/25	(440)
EUR	159,396	CHF	148,000	Morgan Stanley & Co. International PLC	09/17/25	(762)
EUR	120,783	CZK	2,978,000	State Street Bank and Trust Co.	09/17/25	(189)
EUR	153,049	HUF	61,693,000	Societe Generale	09/17/25	(458)
EUR	125,284	NOK	1,497,000	Bank of America N.A.	09/17/25	(1,445)
EUR	121,014	NOK	1,446,000	Goldman Sachs International	09/17/25	(1,399)
EUR	120,471	NOK	1,431,000	Morgan Stanley & Co. International PLC	09/17/25	(568)
EUR	122,167	NOK	1,446,000	State Street Bank and Trust Co.	09/17/25	(79)
EUR	76,498	SEK	861,000	Citibank N.A.	09/17/25	(649)
EUR	121,003	SEK	1,357,000	Toronto-Dominion Bank	09/17/25	(523)
EUR	1,060,000	USD	1,217,316	Bank of America N.A.	09/17/25	(4,117)
EUR	410,000	USD	479,559	Barclays Bank PLC	09/17/25	(10,303)
EUR	1,742,000	USD	2,047,872	Barclays Bank PLC	09/17/25	(54,105)
EUR	3,335,000	USD	3,850,579	Barclays Bank PLC	09/17/25	(33,579)
EUR	40,000	USD	47,146	BNP Paribas SA	09/17/25	(1,365)
EUR	100,000	USD	118,782	BNP Paribas SA	09/17/25	(4,329)
EUR	254,000	USD	299,244	Citibank N.A.	09/17/25	(8,534)
EUR	2,142,000	USD	2,465,909	State Street Bank and Trust Co.	09/17/25	(14,331)
EUR	10,000	USD	11,636	Toronto-Dominion Bank	09/17/25	(191)
EUR	147,000	USD	171,740	Toronto-Dominion Bank	09/17/25	(3,494)
EUR	1,890,000	USD	2,212,789	Toronto-Dominion Bank	09/17/25	(49,632)
GBP	140,000	USD	190,227	Bank of America N.A.	09/17/25	(5,257)
GBP	140,000	USD	189,711	Barclays Bank PLC	09/17/25	(4,741)
GBP	160,000	USD	217,043	Barclays Bank PLC	09/17/25	(5,648)
GBP	60,000	USD	81,595	Citibank N.A.	09/17/25	(2,322)
GBP	105,000	USD	141,690	Citibank N.A.	09/17/25	(2,962)
GBP	106,000	USD	143,553	Citibank N.A.	09/17/25	(3,504)
GBP	120,000	USD	164,044	Citibank N.A.	09/17/25	(5,498)
GBP	180,000	USD	241,897	Citibank N.A.	09/17/25	(4,078)
GBP	220,000	USD	296,263	Citibank N.A.	09/17/25	(5,595)
GBP	270,000	USD	361,748	Citibank N.A.	09/17/25	(5,020)
GBP	106,000	USD	141,500	Morgan Stanley & Co. International PLC	09/17/25	(1,451)
GBP	350,000	USD	475,291	Morgan Stanley & Co. International PLC	09/17/25	(12,866)
GBP	1,105,000	USD	1,513,740	State Street Bank and Trust Co.	09/17/25	(53,797)
HUF	48,950,000	EUR	121,793	Citibank N.A.	09/17/25	(45)
HUF	54,533,000	EUR	136,011	Citibank N.A.	09/17/25	(424)
HUF	48,737,000	EUR	121,386	Goldman Sachs International	09/17/25	(185)
HUF	179,520,000	EUR	449,129	UBS AG	09/17/25	(2,984)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	4,094,000	USD	11,756	Morgan Stanley & Co. International PLC	09/17/25	$ (101)
HUF	22,000,000	USD	64,409	State Street Bank and Trust Co.	09/17/25	(1,780)
HUF	64,000,000	USD	188,297	State Street Bank and Trust Co.	09/17/25	(6,102)
IDR	330,000,000	USD	20,165	Bank of America N.A.	09/17/25	(191)
IDR	1,480,000,000	USD	90,509	Bank of America N.A.	09/17/25	(931)
IDR	2,490,000,000	USD	153,256	Bank of America N.A.	09/17/25	(2,547)
IDR	2,710,000,000	USD	164,687	Barclays Bank PLC	09/17/25	(662)
IDR	990,000,000	USD	60,904	Citibank N.A.	09/17/25	(984)
IDR	16,570,000,000	USD	1,014,945	Goldman Sachs International	09/17/25	(12,035)
IDR	870,000,000	USD	53,469	State Street Bank and Trust Co.	09/17/25	(811)
INR	12,479,000	USD	142,367	Bank of America N.A.	09/17/25	(106)
INR	12,666,000	USD	145,736	Bank of America N.A.	09/17/25	(1,343)
INR	14,200,000	USD	165,943	Citibank N.A.	09/17/25	(4,062)
INR	12,240,000	USD	142,269	Goldman Sachs International	09/17/25	(2,732)
INR	19,500,000	USD	227,267	Goldman Sachs International	09/17/25	(4,966)
INR	4,000,000	USD	46,486	State Street Bank and Trust Co.	09/17/25	(885)
INR	9,700,000	USD	112,935	State Street Bank and Trust Co.	09/17/25	(2,355)
JPY	14,000,000	USD	98,209	Barclays Bank PLC	09/17/25	(4,915)
JPY	20,931,000	USD	141,870	Barclays Bank PLC	09/17/25	(2,389)
JPY	165,000,000	USD	1,147,589	Barclays Bank PLC	09/17/25	(48,054)
JPY	19,000,000	USD	133,136	Goldman Sachs International	09/17/25	(6,523)
JPY	6,000,000	USD	42,163	Toronto-Dominion Bank	09/17/25	(2,180)
JPY	45,000,000	USD	313,143	Toronto-Dominion Bank	09/17/25	(13,269)
KRW	367,063,000	USD	264,722	Bank of America N.A.	09/17/25	(1,028)
KRW	196,946,000	USD	142,010	Barclays Bank PLC	09/17/25	(526)
KRW	328,198,000	USD	237,544	Barclays Bank PLC	09/17/25	(1,771)
KRW	405,503,000	USD	297,290	Barclays Bank PLC	09/17/25	(5,981)
KRW	20,000,000	USD	14,752	Citibank N.A.	09/17/25	(384)
KRW	125,000,000	USD	92,331	Citibank N.A.	09/17/25	(2,532)
KRW	25,000,000	USD	18,388	Goldman Sachs International	09/17/25	(428)
KRW	95,000,000	USD	70,540	Goldman Sachs International	09/17/25	(2,293)
KRW	196,453,000	USD	143,118	Goldman Sachs International	09/17/25	(1,988)
KRW	225,000,000	USD	167,059	Goldman Sachs International	09/17/25	(5,422)
KRW	570,000,000	USD	422,768	Goldman Sachs International	09/17/25	(13,287)
KRW	160,000,000	USD	118,479	Societe Generale	09/17/25	(3,537)
KRW	343,624,500	USD	248,661	UBS AG	09/17/25	(1,805)
MXN	2,662,000	USD	141,842	State Street Bank and Trust Co.	09/17/25	(1,399)
NOK	2,500,000	USD	247,113	Barclays Bank PLC	09/17/25	(5,235)
NOK	400,000	USD	39,977	Citibank N.A.	09/17/25	(1,276)
NOK	100,000	USD	10,057	Morgan Stanley & Co. International PLC	09/17/25	(382)
NOK	200,000	USD	19,846	Morgan Stanley & Co. International PLC	09/17/25	(495)
NOK	2,000,000	USD	198,632	Morgan Stanley & Co. International PLC	09/17/25	(5,130)
NZD	340,000	USD	208,525	Bank of America N.A.	09/17/25	(7,918)
NZD	70,000	USD	42,416	Barclays Bank PLC	09/17/25	(1,114)
NZD	310,000	USD	187,462	Barclays Bank PLC	09/17/25	(4,555)
NZD	400,000	USD	243,184	Barclays Bank PLC	09/17/25	(7,175)
NZD	659,000	USD	393,915	Barclays Bank PLC	09/17/25	(5,091)
NZD	368,000	USD	219,396	Citibank N.A.	09/17/25	(2,268)
NZD	234,000	USD	140,693	Goldman Sachs International	09/17/25	(2,628)
NZD	240,000	USD	143,190	Goldman Sachs International	09/17/25	(1,584)
NZD	545,000	USD	328,748	Goldman Sachs International	09/17/25	(7,186)
NZD	251,000	USD	150,768	Morgan Stanley & Co. International PLC	09/17/25	(2,672)
NZD	350,000	USD	211,473	Morgan Stanley & Co. International PLC	09/17/25	(4,965)
NZD	734,000	USD	443,205	Morgan Stanley & Co. International PLC	09/17/25	(10,128)
NZD	20,000	USD	12,059	State Street Bank and Trust Co.	09/17/25	(259)
NZD	238,000	USD	144,146	State Street Bank and Trust Co.	09/17/25	(3,721)
PHP	8,063,000	USD	142,518	Bank of America N.A.	09/17/25	(4,201)
PHP	8,123,000	USD	142,841	Bank of America N.A.	09/17/25	(3,495)
PHP	8,146,000	USD	142,214	BNP Paribas SA	09/17/25	(2,473)
PLN	571,000	EUR	133,424	Societe Generale	09/17/25	(452)
PLN	350,000	USD	96,379	Societe Generale	09/17/25	(3,053)
SEK	2,841,000	EUR	254,660	Toronto-Dominion Bank	09/17/25	(426)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	2,800,000	USD	294,791	Barclays Bank PLC	09/17/25	$ (7,951)
SEK	2,200,000	USD	227,302	Citibank N.A.	09/17/25	(1,928)
SEK	2,500,000	USD	264,689	Citibank N.A.	09/17/25	(8,583)
SEK	1,000,000	USD	104,281	Morgan Stanley & Co. International PLC	09/17/25	(1,838)
SEK	400,000	USD	42,143	State Street Bank and Trust Co.	09/17/25	(1,166)
SEK	900,000	USD	94,858	State Street Bank and Trust Co.	09/17/25	(2,660)
SEK	2,400,000	USD	255,205	UBS AG	09/17/25	(9,343)
SGD	60,000	USD	47,081	Bank of America N.A.	09/17/25	(713)
SGD	340,000	USD	267,108	Goldman Sachs International	09/17/25	(4,361)
SGD	60,000	USD	47,360	Societe Generale	09/17/25	(993)
SGD	2,220,000	USD	1,736,357	State Street Bank and Trust Co.	09/17/25	(20,774)
THB	4,639,000	USD	143,604	Bank of America N.A.	09/17/25	(1,160)
THB	7,562,000	USD	233,507	Barclays Bank PLC	09/17/25	(1,308)
THB	8,395,000	USD	258,955	Citibank N.A.	09/17/25	(1,179)
THB	1,500,000	USD	46,199	Goldman Sachs International	09/17/25	(140)
THB	4,596,000	USD	141,768	Goldman Sachs International	09/17/25	(644)
TWD	8,122,000	USD	274,686	Bank of America N.A.	09/17/25	(2,211)
TWD	4,062,000	USD	142,053	Barclays Bank PLC	09/17/25	(5,782)
TWD	4,154,000	USD	142,046	Barclays Bank PLC	09/17/25	(2,689)
TWD	4,400,000	USD	155,230	Barclays Bank PLC	09/17/25	(7,620)
TWD	500,000	USD	17,354	Citibank N.A.	09/17/25	(580)
TWD	900,000	USD	31,103	Goldman Sachs International	09/17/25	(910)
TWD	2,700,000	USD	94,820	Goldman Sachs International	09/17/25	(4,241)
USD	1,617,128	BRL	9,164,262	Barclays Bank PLC	09/17/25	(1,293)
USD	140,905	BRL	799,000	Citibank N.A.	09/17/25	(200)
USD	334,230	BRL	1,900,000	Goldman Sachs International	09/17/25	(1,312)
USD	111,218	CHF	90,000	Goldman Sachs International	09/17/25	(184)
USD	750,720	CHF	610,000	Royal Bank of Canada	09/17/25	(4,338)
USD	186,500	COP	786,943,746	Citibank N.A.	09/17/25	(679)
USD	143,178	COP	610,000,000	Toronto-Dominion Bank	09/17/25	(1,914)
USD	133,778	HUF	47,000,000	Barclays Bank PLC	09/17/25	(22)
USD	319,833	HUF	113,000,000	Barclays Bank PLC	09/17/25	(1,854)
USD	531,649	HUF	187,000,000	Morgan Stanley & Co. International PLC	09/17/25	(701)
USD	135,745	HUF	48,000,000	Royal Bank of Canada	09/17/25	(901)
USD	130,511	HUF	46,000,000	State Street Bank and Trust Co.	09/17/25	(442)
USD	103,044	MXN	2,000,000	Bank of America N.A.	09/17/25	(2,474)
USD	249,777	MXN	4,800,000	Goldman Sachs International	09/17/25	(3,464)
USD	31,144	MXN	600,000	State Street Bank and Trust Co.	09/17/25	(511)
ZAR	300,000	USD	17,046	Bank of America N.A.	09/17/25	(627)
ZAR	1,400,000	USD	77,702	Bank of America N.A.	09/17/25	(1,080)
ZAR	2,571,000	USD	143,494	Bank of America N.A.	09/17/25	(2,783)
ZAR	2,100,000	USD	118,343	Barclays Bank PLC	09/17/25	(3,410)
ZAR	3,100,000	USD	175,240	Citibank N.A.	09/17/25	(5,577)
ZAR	300,000	USD	16,846	State Street Bank and Trust Co.	09/17/25	(427)
ZAR	32,500,000	USD	1,821,983	State Street Bank and Trust Co.	09/17/25	(43,262)
USD	25,000	TRY	1,174,187	Barclays Bank PLC	10/24/25	(1,912)
						(875,821)
						$ 344,147
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	452	10/10/25	USD	96.19	USD	108,452	$ 59,325

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Up-and-in	Barclays Bank PLC	—	11/20/25	JPY	150.00	JPY	155.00	USD	4,849	$ 21,403
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Morgan Stanley & Co. International PLC	08/12/25	BRL	5.48	USD	10,157	$ 12,950
USD Currency	Barclays Bank PLC	01/16/26	CNH	7.00	USD	10,787	49,092
							$ 62,042
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.39%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34%	USD	723	$ 39,162
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.39%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	723	39,162
10-Year Interest Rate Swap, 01/27/37	1-day SOFR, 4.39%	Annual	4.23%	Annual	Bank of America N.A.	01/25/27	4.22	USD	336	16,656
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.39%	Annual	3.93%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93	USD	1,259	46,138
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.39%	Annual	4.00%	Annual	BNP Paribas SA	03/29/27	4.00	USD	514	20,352
10-Year Interest Rate Swap, 04/14/37	1-day SOFR, 4.39%	Annual	4.05%	Annual	Citibank N.A.	04/12/27	4.04	USD	480	20,035
10-Year Interest Rate Swap, 04/16/37	1-day SOFR, 4.39%	Annual	4.01%	Annual	Bank of America N.A.	04/14/27	4.01	USD	241	9,662
10-Year Interest Rate Swap, 06/06/37	1-day SOFR, 4.39%	Annual	4.00%	Annual	Goldman Sachs International	06/04/27	4.00	USD	1,918	76,808
10-Year Interest Rate Swap, 07/10/37	1-day SOFR, 4.39%	Annual	4.05%	Annual	Barclays Bank PLC	07/08/27	4.05	USD	372	15,834
10-Year Interest Rate Swap, 07/16/37	1-day SOFR, 4.39%	Annual	4.07%	Annual	Bank of America N.A.	07/14/27	4.06	USD	1,306	56,700
10-Year Interest Rate Swap, 07/17/37	1-day SOFR, 4.39%	Annual	4.08%	Annual	Bank of America N.A.	07/15/27	4.08	USD	1,306	57,402
										397,911
Put
30-Year Interest Rate Swap, 08/15/55	4.35%	Annual	1-day SOFR, 4.39%	Annual	Goldman Sachs International	08/13/25	4.35	USD	6,567	1,410
30-Year Interest Rate Swap, 10/16/55	4.33%	Annual	1-day SOFR, 4.39%	Annual	Citibank N.A.	10/14/25	4.33	USD	6,809	54,197
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.39%	Annual	Citibank N.A.	01/13/27	4.34	USD	723	15,573
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.39%	Annual	Citibank N.A.	01/13/27	4.34	USD	723	15,573
10-Year Interest Rate Swap, 01/27/37	4.23%	Annual	1-day SOFR, 4.39%	Annual	Bank of America N.A.	01/25/27	4.22	USD	336	8,297
10-Year Interest Rate Swap, 03/31/37	3.93%	Annual	1-day SOFR, 4.39%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93	USD	1,259	46,209
10-Year Interest Rate Swap, 03/31/37	4.00%	Annual	1-day SOFR, 4.39%	Annual	BNP Paribas SA	03/29/27	4.00	USD	514	17,573
10-Year Interest Rate Swap, 04/14/37	4.05%	Annual	1-day SOFR, 4.39%	Annual	Citibank N.A.	04/12/27	4.04	USD	480	15,944
10-Year Interest Rate Swap, 04/16/37	4.01%	Annual	1-day SOFR, 4.39%	Annual	Bank of America N.A.	04/14/27	4.01	USD	241	8,328
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 06/06/37	4.00%	Annual	1-day SOFR, 4.39%	Annual	Goldman Sachs International	06/04/27	4.00%	USD	1,918	$ 70,919
10-Year Interest Rate Swap, 07/10/37	4.05%	Annual	1-day SOFR, 4.39%	Annual	Barclays Bank PLC	07/08/27	4.05	USD	372	13,561
10-Year Interest Rate Swap, 07/16/37	4.07%	Annual	1-day SOFR, 4.39%	Annual	Bank of America N.A.	07/14/27	4.06	USD	1,305	47,046
10-Year Interest Rate Swap, 07/17/37	4.08%	Annual	1-day SOFR, 4.39%	Annual	Bank of America N.A.	07/15/27	4.08	USD	1,306	46,565
										361,195
										$ 759,106
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	452	10/10/25	USD	96.44	USD	108,452	$ (25,425)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Morgan Stanley & Co. International PLC	08/12/25	BRL	5.35	USD	10,157	$ (833)
USD Currency	Barclays Bank PLC	01/16/26	CNH	6.85	USD	10,787	(18,435)
							$ (19,268)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
5-Year Interest Rate Swap, 08/15/30	1-day SOFR, 4.39%	Annual	4.03%	Annual	Goldman Sachs International	08/13/25	4.02%	USD	25,293	$ (126)
5-Year Interest Rate Swap, 10/16/30	1-day SOFR, 4.39%	Annual	3.81%	Annual	Citibank N.A.	10/14/25	3.81	USD	26,347	(70,550)
										$ (70,676)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.44.V1	1.00%	Quarterly	06/20/30	USD	59,441	$ (751)	$ (61,516)	$ 60,765
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B+	USD	25,570	$ 1,998,079	$ 1,523,070	$ 475,009

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.EUR.43.V1	1.00%	Quarterly	06/20/30	BBB+	EUR	8,820	$ 226,349	$ 209,127	$ 17,222
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	BB	EUR	2,233	264,195	234,399	29,796
							$ 2,488,623	$ 1,966,596	$ 522,027

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day FEDL, 4.33%	At Termination	4.27%	At Termination	N/A	09/17/25	USD	349,084	$ (26,643)	$ 385	$ (27,028)
1-day FEDL, 4.33%	At Termination	4.28%	At Termination	N/A	09/17/25	USD	109,437	(7,295)	120	(7,415)
1-day FEDL, 4.33%	At Termination	4.29%	At Termination	N/A	09/17/25	USD	174,516	(9,705)	192	(9,897)
1-day FEDL, 4.33%	At Termination	4.29%	At Termination	N/A	09/17/25	USD	32,620	(1,611)	36	(1,647)
1-day FEDL, 4.33%	At Termination	4.31%	At Termination	N/A	09/17/25	USD	175,764	(4,798)	194	(4,992)
1-day FEDL, 4.33%	At Termination	4.31%	At Termination	N/A	09/17/25	USD	176,683	(5,067)	195	(5,262)
1-day FEDL, 4.33%	At Termination	4.32%	At Termination	N/A	09/17/25	USD	89,685	(466)	99	(565)
1-day SOFR, 4.39%	At Termination	3.78%	At Termination	N/A	05/16/26	USD	3,650	(15,866)	5	(15,871)
3.79%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	05/16/26	USD	12,634	53,579	(3,186)	56,765
1-day SOFR, 4.39%	At Termination	3.80%	At Termination	N/A	05/16/26	USD	8,984	(37,541)	13	(37,554)
3.81%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	05/16/26	USD	6,894	27,853	3,932	23,921
1-day SOFR, 4.39%	At Termination	3.90%	At Termination	N/A	05/16/26	USD	6,894	(21,989)	9	(21,998)
1.00%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	03/12/26 (a)	03/12/27	JPY	641,920	(5,773)	14	(5,787)
1.02%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	03/12/26 (a)	03/12/27	JPY	1,455,298	(15,086)	32	(15,118)
1.03%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	03/12/26 (a)	03/12/27	JPY	1,570,899	(17,112)	35	(17,147)
0.68%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	04/21/26 (a)	04/21/27	JPY	616,006	8,193	14	8,179
0.69%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	04/21/26 (a)	04/21/27	JPY	623,208	8,207	14	8,193
0.70%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	05/11/26 (a)	05/11/27	JPY	491,918	6,457	12	6,445
0.85%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	07/07/26 (a)	07/07/27	JPY	1,700,000	8,847	39	8,808
Tokyo Overnight Average Rate, 0.48%	Annual	0.77%	Annual	09/17/25 (a)	09/17/27	JPY	279,121	(2,595)	9	(2,604)
Tokyo Overnight Average Rate, 0.48%	Annual	0.77%	Annual	09/17/25 (a)	09/17/27	JPY	186,109	(1,669)	6	(1,675)
Tokyo Overnight Average Rate, 0.48%	Annual	0.78%	Annual	09/17/25 (a)	09/17/27	JPY	823,750	(6,255)	27	(6,282)
Tokyo Overnight Average Rate, 0.48%	Annual	0.79%	Annual	09/17/25 (a)	09/17/27	JPY	1,116,532	(7,088)	37	(7,125)
Tokyo Overnight Average Rate, 0.48%	Annual	0.79%	Annual	09/17/25 (a)	09/17/27	JPY	280,834	(1,985)	9	(1,994)
Tokyo Overnight Average Rate, 0.48%	Annual	0.80%	Annual	09/17/25 (a)	09/17/27	JPY	194,496	(1,133)	6	(1,139)
Tokyo Overnight Average Rate, 0.48%	Annual	0.81%	Annual	09/17/25 (a)	09/17/27	JPY	407,659	(1,680)	14	(1,694)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.09%	Annual	09/17/25 (a)	09/17/27	EUR	10,720	(3,682)	(4,528)	846
3.36%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/27	USD	13,830	73,183	4,353	68,830
3.36%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/27	USD	14,280	77,364	39,702	37,662
3.38%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/27	USD	7,590	37,602	(276)	37,878
3.54%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/27	USD	15,575	29,696	(10,142)	39,838
3.55%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/27	USD	2,620	4,533	1,668	2,865
3.57%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/27	USD	4,870	6,305	1,004	5,301
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.57%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	19,160	$ 34,003	$ (19,971)	$ 53,974
3.60%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/27	USD	94,860	79,539	(61,557)	141,096
3.60%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/27	USD	8,045	6,460	(4,070)	10,530
3.65%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	17,770	(4,772)	(16,028)	11,256
3.65%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	1,050	(361)	(455)	94
3.66%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/27	USD	6,200	(1,927)	(1,089)	(838)
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	8,770	(27,276)	(22,356)	(4,920)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.08%	Annual	09/17/25 (a)	09/17/28	EUR	4,900	(21,202)	3,584	(24,786)
1-day CORRA, 2.75%	Semi-Annual	2.60%	Semi-Annual	09/17/25 (a)	09/17/28	CAD	9,490	(23,394)	2,144	(25,538)
3.23%	Quarterly	3-mo. BBSW, 3.68%	Quarterly	09/17/25 (a)	09/17/28	AUD	8,270	16,636	53	16,583
3.57%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/28	USD	8,610	(4,093)	(7,862)	3,769
1-day SONIA, 4.22%	Annual	3.66%	Annual	09/17/25 (a)	09/17/28	GBP	4,000	2,900	6,453	(3,553)
13.37%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	3,000	2,114	5	2,109
1-day TIIEFONDEO, 8.05%	Monthly	7.76%	Monthly	09/17/25 (a)	09/11/30	MXN	7,560	(1,344)	4	(1,348)
1-day TIIEFONDEO, 8.05%	Monthly	7.81%	Monthly	09/17/25 (a)	09/11/30	MXN	8,360	(711)	4	(715)
1-day TIIEFONDEO, 8.05%	Monthly	7.83%	Monthly	09/17/25 (a)	09/11/30	MXN	6,000	(183)	3	(186)
1-day TIIEFONDEO, 8.05%	Monthly	7.84%	Monthly	09/17/25 (a)	09/11/30	MXN	24,000	(76)	12	(88)
1-day TIIEFONDEO, 8.05%	Monthly	7.87%	Monthly	09/17/25 (a)	09/11/30	MXN	29,000	1,332	14	1,318
1-day TIIEFONDEO, 8.05%	Monthly	7.90%	Monthly	09/17/25 (a)	09/11/30	MXN	17,000	1,894	8	1,886
1-day TIIEFONDEO, 8.05%	Monthly	8.01%	Monthly	09/17/25 (a)	09/11/30	MXN	6,350	2,232	3	2,229
1-day TIIEFONDEO, 8.05%	Monthly	8.12%	Monthly	09/17/25 (a)	09/11/30	MXN	138,000	83,900	64	83,836
1-day TIIEFONDEO, 8.05%	Monthly	8.13%	Monthly	09/17/25 (a)	09/11/30	MXN	10,000	6,134	4	6,130
1-day TIIEFONDEO, 8.05%	Monthly	8.25%	Monthly	09/17/25 (a)	09/11/30	MXN	30,000	26,588	14	26,574
1-day TIIEFONDEO, 8.05%	Monthly	8.30%	Monthly	09/17/25 (a)	09/11/30	MXN	19,000	18,912	9	18,903
0.18%	Annual	1-day SSARON, (0.03%)	Annual	09/17/25 (a)	09/17/30	CHF	1,000	371	261	110
1-day SSARON, (0.03%)	Annual	0.22%	Annual	09/17/25 (a)	09/17/30	CHF	340	750	72	678
0.29%	Annual	1-day SSARON, (0.03%)	Annual	09/17/25 (a)	09/17/30	CHF	1,000	(6,448)	(6,173)	(275)
1.28%	Semi-Annual	1-day THOR, 1.74%	Semi-Annual	09/17/25 (a)	09/17/30	THB	12,910	457	5	452
1.31%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25 (a)	09/17/30	THB	171,000	(2,790)	59	(2,849)
1.39%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25 (a)	09/17/30	THB	11,890	(1,575)	4	(1,579)
China Fixing Repo Rates 7-day, 1.60%	Quarterly	1.58%	Quarterly	09/17/25 (a)	09/17/30	CNY	5,000	443	8	435
China Fixing Repo Rates 7-day, 1.60%	Quarterly	1.59%	Quarterly	09/17/25 (a)	09/17/30	CNY	21,000	2,700	33	2,667
China Fixing Repo Rates 7-day, 1.60%	Quarterly	1.61%	Quarterly	09/17/25 (a)	09/17/30	CNY	10,000	2,620	15	2,605
1-day SORA, 1.75%	Semi-Annual	1.66%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	340	(480)	3	(483)
1-day SORA, 1.75%	Semi-Annual	1.68%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	380	(326)	3	(329)
1-day SORA, 1.75%	Semi-Annual	1.71%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	1,000	216	9	207
1.86%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	TWD	10,000	(4,078)	3	(4,081)
1.87%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	TWD	48,000	(19,862)	16	(19,878)
1.96%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	TWD	129,000	(73,652)	44	(73,696)
1.97%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	TWD	2,000	(1,186)	1	(1,187)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.21%	Annual	09/17/25 (a)	09/17/30	EUR	190	(1,690)	(146)	(1,544)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.23%	Annual	09/17/25 (a)	09/17/30	EUR	390	(3,199)	(548)	(2,651)
3-mo. KRW CDC, 2.51%	Quarterly	2.24%	Quarterly	09/17/25 (a)	09/17/30	KRW	374,950	(3,333)	3	(3,336)
3-mo. KRW CDC, 2.51%	Quarterly	2.25%	Quarterly	09/17/25 (a)	09/17/30	KRW	589,910	(5,224)	5	(5,229)
3-mo. STIBOR, 2.16%	Quarterly	2.25%	Annual	09/17/25 (a)	09/17/30	SEK	2,640	(2,145)	(146)	(1,999)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.25%	Annual	09/17/25 (a)	09/17/30	EUR	21,130	(144,146)	33,727	(177,873)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.25%	Annual	09/17/25 (a)	09/17/30	EUR	320	(2,183)	(511)	(1,672)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.26%	Annual	09/17/25 (a)	09/17/30	EUR	230	(1,474)	(230)	(1,244)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.26%	Annual	09/17/25 (a)	09/17/30	EUR	480	(3,171)	(2,016)	(1,155)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.27%	Annual	09/17/25 (a)	09/17/30	EUR	270	(1,522)	29	(1,551)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.28%	Annual	09/17/25 (a)	09/17/30	EUR	290	(1,568)	(256)	(1,312)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.30%	Annual	09/17/25 (a)	09/17/30	EUR	360	(1,464)	823	(2,287)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.30%	Annual	09/17/25 (a)	09/17/30	EUR	1,000	(4,283)	322	(4,605)
3-mo. KRW CDC, 2.51%	Quarterly	2.31%	Quarterly	09/17/25 (a)	09/17/30	KRW	528,000	(3,466)	5	(3,471)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.31%	Annual	09/17/25 (a)	09/17/30	EUR	2,000	(7,346)	(44)	(7,302)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.31%	Annual	09/17/25 (a)	09/17/30	EUR	2,000	(7,303)	(1,989)	(5,314)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.31%	Annual	09/17/25 (a)	09/17/30	EUR	240	(911)	(353)	(558)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.32%	Annual	09/17/25 (a)	09/17/30	EUR	3,000	(9,644)	118	(9,762)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 2.51%	Quarterly	2.33%	Quarterly	09/17/25 (a)	09/17/30	KRW	171,745	$ (1,022)	$ 2	$ (1,024)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.33%	Annual	09/17/25 (a)	09/17/30	EUR	6,730	(17,877)	21,435	(39,312)
1-day SORA, 1.75%	Semi-Annual	2.34%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	1,500	35,751	13	35,738
1-day SORA, 1.75%	Semi-Annual	2.34%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	500	11,861	4	11,857
6-mo. EURIBOR, 2.08%	Semi-Annual	2.34%	Annual	09/17/25 (a)	09/17/30	EUR	1,000	(2,260)	(326)	(1,934)
3-mo. KRW CDC, 2.51%	Quarterly	2.36%	Quarterly	09/17/25 (a)	09/17/30	KRW	374,200	(1,907)	3	(1,910)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.36%	Annual	09/17/25 (a)	09/17/30	EUR	840	(768)	109	(877)
3-mo. KRW CDC, 2.51%	Quarterly	2.37%	Quarterly	09/17/25 (a)	09/17/30	KRW	462,165	(2,157)	4	(2,161)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.37%	Annual	09/17/25 (a)	09/17/30	EUR	1,000	(653)	156	(809)
1-day SORA, 1.75%	Semi-Annual	2.38%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	1,000	25,093	9	25,084
3-mo. STIBOR, 2.16%	Quarterly	2.38%	Annual	09/17/25 (a)	09/17/30	SEK	6,000	(1,152)	—	(1,152)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.38%	Annual	09/17/25 (a)	09/17/30	EUR	1,000	(209)	328	(537)
2.38%	Semi-Annual	6-mo. EURIBOR, 2.08%	Annual	09/17/25 (a)	09/17/30	EUR	4,440	413	1,418	(1,005)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.39%	Annual	09/17/25 (a)	09/17/30	EUR	13,000	4,204	9,856	(5,652)
3-mo. KRW CDC, 2.51%	Quarterly	2.40%	Quarterly	09/17/25 (a)	09/17/30	KRW	850,420	(3,097)	6	(3,103)
3-mo. KRW CDC, 2.51%	Quarterly	2.40%	Quarterly	09/17/25 (a)	09/17/30	KRW	590,290	(2,059)	4	(2,063)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.42%	Annual	09/17/25 (a)	09/17/30	EUR	3,000	6,554	3,896	2,658
6-mo. EURIBOR, 2.08%	Semi-Annual	2.43%	Annual	09/17/25 (a)	09/17/30	EUR	2,000	5,012	5,034	(22)
3-mo. KRW CDC, 2.51%	Quarterly	2.45%	Quarterly	09/17/25 (a)	09/17/30	KRW	526,340	(1,044)	4	(1,048)
3-mo. STIBOR, 2.16%	Quarterly	2.46%	Annual	09/17/25 (a)	09/17/30	SEK	25,000	4,820	8,769	(3,949)
3-mo. KRW CDC, 2.51%	Quarterly	2.49%	Quarterly	09/17/25 (a)	09/17/30	KRW	571,160	(332)	4	(336)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.49%	Annual	09/17/25 (a)	09/17/30	EUR	2,000	11,426	(111)	11,537
3-mo. KRW CDC, 2.51%	Quarterly	2.50%	Quarterly	N/A	09/17/30	KRW	851,709	14	7	7
3-mo. KRW CDC, 2.51%	Quarterly	2.50%	Quarterly	09/17/25 (a)	09/17/30	KRW	219,436	4	2	2
3-mo. KRW CDC, 2.51%	Quarterly	2.50%	Quarterly	N/A	09/17/30	KRW	448,291	—	4	(4)
3-mo. KRW CDC, 2.51%	Quarterly	2.50%	Quarterly	09/17/25 (a)	09/17/30	KRW	138,944	—	2	(2)
3-mo. KRW CDC, 2.51%	Quarterly	2.53%	Quarterly	09/17/25 (a)	09/17/30	KRW	4,523,000	4,171	36	4,135
6-mo. EURIBOR, 2.08%	Semi-Annual	2.53%	Annual	09/17/25 (a)	09/17/30	EUR	2,000	16,470	(225)	16,695
6-mo. EURIBOR, 2.08%	Semi-Annual	2.54%	Annual	09/17/25 (a)	09/17/30	EUR	9,000	79,039	2,622	76,417
3-mo. KRW CDC, 2.51%	Quarterly	2.55%	Quarterly	09/17/25 (a)	09/17/30	KRW	1,510,000	2,477	12	2,465
6-mo. EURIBOR, 2.08%	Semi-Annual	2.56%	Annual	09/17/25 (a)	09/17/30	EUR	5,000	48,625	597	48,028
6-mo. EURIBOR, 2.08%	Semi-Annual	2.57%	Annual	09/17/25 (a)	09/17/30	EUR	1,000	10,055	(377)	10,432
3-mo. KRW CDC, 2.51%	Quarterly	2.58%	Quarterly	09/17/25 (a)	09/17/30	KRW	560,240	1,436	4	1,432
6-mo. EURIBOR, 2.08%	Semi-Annual	2.58%	Annual	09/17/25 (a)	09/17/30	EUR	4,000	42,429	483	41,946
6-mo. EURIBOR, 2.08%	Semi-Annual	2.58%	Annual	09/17/25 (a)	09/17/30	EUR	2,000	21,181	2,111	19,070
3-mo. KRW CDC, 2.51%	Quarterly	2.62%	Quarterly	09/17/25 (a)	09/17/30	KRW	582,930	2,252	4	2,248
3-mo. KRW CDC, 2.51%	Quarterly	2.63%	Quarterly	09/17/25 (a)	09/17/30	KRW	410,920	1,805	4	1,801
3-mo. STIBOR, 2.16%	Quarterly	2.69%	Annual	09/17/25 (a)	09/17/30	SEK	18,000	22,896	32	22,864
3-mo. STIBOR, 2.16%	Quarterly	2.73%	Annual	09/17/25 (a)	09/17/30	SEK	20,000	29,926	(793)	30,719
1-day CORRA, 2.75%	Semi-Annual	2.74%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	570	(1,931)	363	(2,294)
3-mo. STIBOR, 2.16%	Quarterly	2.74%	Annual	09/17/25 (a)	09/17/30	SEK	10,000	15,490	3,546	11,944
3-mo. STIBOR, 2.16%	Quarterly	2.74%	Annual	09/17/25 (a)	09/17/30	SEK	11,000	17,092	393	16,699
1-day CORRA, 2.75%	Semi-Annual	2.80%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	2,000	(2,580)	3,902	(6,482)
3-mo. HIBOR, 1.62%	Quarterly	2.84%	Quarterly	09/17/25 (a)	09/17/30	HKD	4,000	134	6	128
1-day CORRA, 2.75%	Semi-Annual	2.85%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	2,000	493	(5,761)	6,254
1-day CORRA, 2.75%	Semi-Annual	2.85%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	1,000	280	(2,583)	2,863
3-mo. HIBOR, 1.62%	Quarterly	2.87%	Quarterly	09/17/25 (a)	09/17/30	HKD	11,000	2,536	16	2,520
3-mo. HIBOR, 1.62%	Quarterly	2.87%	Quarterly	09/17/25 (a)	09/17/30	HKD	10,000	2,426	14	2,412
3-mo. HIBOR, 1.62%	Quarterly	2.87%	Quarterly	09/17/25 (a)	09/17/30	HKD	3,000	601	5	596
3-mo. HIBOR, 1.62%	Quarterly	2.88%	Quarterly	09/17/25 (a)	09/17/30	HKD	4,000	1,213	6	1,207
2.89%	Quarterly	3-mo. HIBOR, 1.62%	Quarterly	09/17/25 (a)	09/17/30	HKD	3,100	(997)	4	(1,001)
3-mo. HIBOR, 1.62%	Quarterly	2.90%	Quarterly	09/17/25 (a)	09/17/30	HKD	15,000	6,187	22	6,165
3-mo. HIBOR, 1.62%	Quarterly	2.90%	Quarterly	09/17/25 (a)	09/17/30	HKD	2,000	795	3	792
1-day CORRA, 2.75%	Semi-Annual	2.91%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	450	1,127	779	348
3-mo. HIBOR, 1.62%	Quarterly	2.91%	Quarterly	09/17/25 (a)	09/17/30	HKD	12,000	5,495	17	5,478
1-day CORRA, 2.75%	Semi-Annual	2.92%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	370	963	(229)	1,192
3-mo. HIBOR, 1.62%	Quarterly	2.93%	Quarterly	09/17/25 (a)	09/17/30	HKD	2,000	1,189	3	1,186
2.95%	Quarterly	3-mo. HIBOR, 1.62%	Quarterly	09/17/25 (a)	09/17/30	HKD	3,220	(2,207)	5	(2,212)
3-mo. HIBOR, 1.62%	Quarterly	3.00%	Quarterly	09/17/25 (a)	09/17/30	HKD	6,000	6,114	9	6,105
3-mo. HIBOR, 1.62%	Quarterly	3.06%	Quarterly	09/17/25 (a)	09/17/30	HKD	8,000	11,014	11	11,003
1-day SOFR, 4.39%	Annual	3.39%	Annual	09/17/25 (a)	09/17/30	USD	770	(6,153)	(4,342)	(1,811)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.39%	Annual	3.40%	Annual	09/17/25 (a)	09/17/30	USD	5,530	$ (43,591)	$ (4,794)	$ (38,797)
1-day SOFR, 4.39%	Annual	3.43%	Annual	09/17/25 (a)	09/17/30	USD	590	(3,786)	61	(3,847)
3.49%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	2,000	7,348	7,330	18
3.52%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	12,740	30,974	22,302	8,672
6-mo. PRIBOR, 3.50%	Semi-Annual	3.54%	Annual	09/17/25 (a)	09/17/30	CZK	3,900	(2,806)	2	(2,808)
3.55%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	2,000	2,178	4,780	(2,602)
3.56%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	09/17/25 (a)	09/17/30	CZK	5,000	3,406	2	3,404
6-mo. PRIBOR, 3.50%	Semi-Annual	3.56%	Annual	09/17/25 (a)	09/17/30	CZK	9,490	(6,414)	5	(6,419)
1-day SOFR, 4.39%	Annual	3.57%	Annual	09/17/25 (a)	09/17/30	USD	2,585	(108)	6,746	(6,854)
3.57%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	3,000	1	(4,577)	4,578
3.57%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	1,000	(90)	(47)	(43)
3.57%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	8,890	(1,872)	(5,215)	3,343
3.57%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	2,000	(453)	638	(1,091)
3.59%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	5,165	(4,770)	(9,747)	4,977
3.59%	Quarterly	3-mo. BBR, 3.38%	Semi-Annual	09/17/25 (a)	09/17/30	NZD	470	(301)	3	(304)
6-mo. BBSW, 3.78%	Semi-Annual	3.59%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	460	(2,004)	3	(2,007)
3.61%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	270	(476)	1,145	(1,621)
3.61%	Quarterly	3-mo. BBR, 3.38%	Semi-Annual	09/17/25 (a)	09/17/30	NZD	610	(785)	4	(789)
1-day SOFR, 4.39%	Annual	3.63%	Annual	09/17/25 (a)	09/17/30	USD	2,350	6,190	(44)	6,234
1-day SOFR, 4.39%	Annual	3.63%	Annual	09/17/25 (a)	09/17/30	USD	39,950	116,689	52,736	63,953
3.64%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	09/17/25 (a)	09/17/30	CZK	6,000	3,128	3	3,125
3.64%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	09/17/25 (a)	09/17/30	CZK	3,000	1,538	1	1,537
3.66%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	480	(1,889)	757	(2,646)
1-day SONIA, 4.22%	Annual	3.67%	Annual	09/17/25 (a)	09/17/30	GBP	8,200	(28,167)	26,115	(54,282)
3.67%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	09/17/25 (a)	09/17/30	CZK	9,000	4,069	5	4,064
3.68%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	09/17/25 (a)	09/17/30	CZK	9,000	3,791	5	3,786
3.69%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	5,000	10,593	4,859	5,734
6-mo. PRIBOR, 3.50%	Semi-Annual	3.69%	Annual	09/17/25 (a)	09/17/30	CZK	4,440	(1,842)	2	(1,844)
3.70%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	7,000	(38,024)	15,331	(53,355)
3.70%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	1,000	(5,659)	402	(6,061)
3.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/17/30	USD	390	(2,385)	(315)	(2,070)
1-day SOFR, 4.39%	Annual	3.70%	Annual	09/17/25 (a)	09/17/30	USD	1,405	8,592	1,630	6,962
1-day SOFR, 4.39%	Annual	3.70%	Annual	N/A	09/17/30	USD	1,405	8,592	220	8,372
3.70%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	300	(1,845)	(755)	(1,090)
3.70%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	1,000	1,941	5,028	(3,087)
3.70%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	1,000	1,487	652	835
3.71%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	2,000	2,348	7,101	(4,753)
6-mo. BBSW, 3.78%	Semi-Annual	3.71%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	700	(669)	5	(674)
3.72%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	210	65	281	(216)
3.72%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	2,000	577	891	(314)
3.73%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	2,000	(14,311)	238	(14,549)
3.73%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	7,000	(49,136)	(11,844)	(37,292)
3.73%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	290	43	259	(216)
3.73%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	290	(92)	458	(550)
6-mo. BBSW, 3.78%	Semi-Annual	3.73%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	710	(171)	6	(177)
3.73%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	1,460	267	10	257
3.74%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	1,000	(7,574)	(473)	(7,101)
3.74%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	200	(87)	(149)	62
3.74%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	240	(210)	216	(426)
3.74%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	1,000	(892)	(2,212)	1,320
3.74%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	320	(139)	736	(875)
3.75%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	12,000	(92,940)	(29,196)	(63,744)
1-day SONIA, 4.22%	Annual	3.75%	Annual	09/17/25 (a)	09/17/30	GBP	16,830	23,030	51,697	(28,667)
3.75%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	1,000	(1,010)	2,458	(3,468)
3.75%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	1,000	(1,187)	(1,163)	(24)
3.75%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	1,699	(482)	13	(495)
3.75%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	1,000	(255)	7	(262)
3.76%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	3,000	(25,684)	(3,287)	(22,397)
3.76%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	7,000	(58,342)	(19,081)	(39,261)
3.76%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	1,000	(8,435)	(8,609)	174
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	380	(664)	218	(882)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	1,000	$ (1,919)	$ 15	$ (1,934)
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	1,000	(1,854)	6	(1,860)
3.76%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	1,841	(899)	13	(912)
3.77%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	1,000	(2,433)	(194)	(2,239)
3.77%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	1,000	(2,250)	(131)	(2,119)
3.78%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	1,740	(16,159)	(10,231)	(5,928)
3.79%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/30	USD	1,000	(9,786)	(589)	(9,197)
1-day SONIA, 4.22%	Annual	3.79%	Annual	09/17/25 (a)	09/17/30	GBP	4,290	16,000	9,869	6,131
3.79%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	360	(1,378)	236	(1,614)
3.80%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	1,000	(1,626)	8	(1,634)
3.80%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	09/17/25 (a)	09/17/30	CZK	4,000	696	2	694
6-mo. BBSW, 3.78%	Semi-Annual	3.84%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	690	1,930	1,795	135
1-day SONIA, 4.22%	Annual	3.86%	Annual	09/17/25 (a)	09/17/30	GBP	3,720	28,194	22,968	5,226
3.89%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	320	(3,052)	1,168	(4,220)
6-mo. WIBOR, 4.78%	Semi-Annual	4.05%	Annual	09/17/25 (a)	09/17/30	PLN	1,000	(1,563)	3	(1,566)
6-mo. WIBOR, 4.78%	Semi-Annual	4.05%	Annual	09/17/25 (a)	09/17/30	PLN	2,000	(3,196)	6	(3,202)
6-mo. WIBOR, 4.78%	Semi-Annual	4.06%	Annual	09/17/25 (a)	09/17/30	PLN	2,000	(2,973)	6	(2,979)
6-mo. WIBOR, 4.78%	Semi-Annual	4.06%	Annual	09/17/25 (a)	09/17/30	PLN	2,000	(2,985)	6	(2,991)
6-mo. WIBOR, 4.78%	Semi-Annual	4.10%	Annual	09/17/25 (a)	09/17/30	PLN	2,000	(2,059)	7	(2,066)
6-mo. WIBOR, 4.78%	Semi-Annual	4.11%	Annual	09/17/25 (a)	09/17/30	PLN	1,000	(907)	3	(910)
6-mo. WIBOR, 4.78%	Semi-Annual	4.13%	Annual	09/17/25 (a)	09/17/30	PLN	2,000	(1,345)	6	(1,351)
6-mo. WIBOR, 4.78%	Semi-Annual	4.16%	Annual	09/17/25 (a)	09/17/30	PLN	2,000	(689)	6	(695)
6-mo. WIBOR, 4.78%	Semi-Annual	4.18%	Annual	09/17/25 (a)	09/17/30	PLN	4,000	(230)	12	(242)
6-mo. WIBOR, 4.78%	Semi-Annual	4.26%	Annual	09/17/25 (a)	09/17/30	PLN	2,000	1,642	6	1,636
6-mo. WIBOR, 4.78%	Semi-Annual	4.39%	Annual	09/17/25 (a)	09/17/30	PLN	4,000	9,538	12	9,526
4.85%	Semi-Annual	6-mo. WIBOR, 4.78%	Annual	09/17/25 (a)	09/17/30	PLN	3,960	(30,499)	12	(30,511)
1-day MIBOR, 5.54%	Semi-Annual	5.67%	Semi-Annual	09/17/25 (a)	09/17/30	INR	64,000	(1,245)	9	(1,254)
1-day MIBOR, 5.54%	Semi-Annual	5.69%	Semi-Annual	09/17/25 (a)	09/17/30	INR	20,000	(259)	3	(262)
1-day MIBOR, 5.54%	Semi-Annual	5.70%	Semi-Annual	09/17/25 (a)	09/17/30	INR	182,000	(1,528)	24	(1,552)
1-day MIBOR, 5.54%	Semi-Annual	5.70%	Semi-Annual	09/17/25 (a)	09/17/30	INR	205,000	(1,894)	27	(1,921)
1-day MIBOR, 5.54%	Semi-Annual	5.70%	Semi-Annual	09/17/25 (a)	09/17/30	INR	70,000	(453)	9	(462)
1-day MIBOR, 5.54%	Semi-Annual	5.70%	Semi-Annual	09/17/25 (a)	09/17/30	INR	67,000	(453)	9	(462)
1-day MIBOR, 5.54%	Semi-Annual	5.72%	Semi-Annual	09/17/25 (a)	09/17/30	INR	227,000	931	29	902
1-day MIBOR, 5.54%	Semi-Annual	5.72%	Semi-Annual	09/17/25 (a)	09/17/30	INR	79,000	248	10	238
1-day MIBOR, 5.54%	Semi-Annual	5.72%	Semi-Annual	09/17/25 (a)	09/17/30	INR	129,000	343	16	327
1-day MIBOR, 5.54%	Semi-Annual	5.73%	Semi-Annual	09/17/25 (a)	09/17/30	INR	38,000	247	5	242
1-day MIBOR, 5.54%	Semi-Annual	5.74%	Semi-Annual	09/17/25 (a)	09/17/30	INR	145,500	1,436	18	1,418
1-day MIBOR, 5.54%	Semi-Annual	5.75%	Semi-Annual	09/17/25 (a)	09/17/30	INR	375,000	6,623	48	6,575
1-day MIBOR, 5.54%	Semi-Annual	5.76%	Semi-Annual	09/17/25 (a)	09/17/30	INR	145,500	3,185	19	3,166
1-day MIBOR, 5.54%	Semi-Annual	5.76%	Semi-Annual	09/17/25 (a)	09/17/30	INR	115,000	2,601	15	2,586
3-mo. JIBAR, 7.13%	Quarterly	7.62%	Quarterly	09/17/25 (a)	09/17/30	ZAR	8,910	7,466	6	7,460
3-mo. JIBAR, 7.13%	Quarterly	7.69%	Quarterly	09/17/25 (a)	09/17/30	ZAR	7,530	7,387	5	7,382
3-mo. JIBAR, 7.13%	Quarterly	7.89%	Quarterly	09/17/25 (a)	09/17/30	ZAR	3,410	4,946	2	4,944
3-mo. JIBAR, 7.13%	Quarterly	7.95%	Quarterly	N/A	09/17/30	ZAR	1,850	2,937	1	2,936
3-mo. JIBAR, 7.13%	Quarterly	8.12%	Quarterly	09/17/25 (a)	09/17/30	ZAR	51,000	100,237	30	100,207
2.52%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	11/21/34	USD	600	2,323	1,418	905
1-day SOFR, 4.39%	At Termination	2.52%	At Termination	N/A	11/21/34	USD	600	(2,323)	(1,393)	(930)
2.57%	Semi-Annual	6-mo. EURIBOR, 2.08%	Annual	09/17/25 (a)	09/17/35	EUR	2,450	28,801	(9,765)	38,566
2.68%	Semi-Annual	6-mo. EURIBOR, 2.08%	Annual	09/17/25 (a)	09/17/35	EUR	80	32	(8)	40
2.69%	Semi-Annual	6-mo. EURIBOR, 2.08%	Annual	09/17/25 (a)	09/17/35	EUR	80	(30)	(511)	481
6-mo. EURIBOR, 2.08%	Semi-Annual	2.69%	Annual	09/17/25 (a)	09/17/35	EUR	220	164	182	(18)
1-day SOFR, 4.39%	Annual	3.68%	Annual	09/17/25 (a)	09/17/35	USD	4,330	(53,734)	(41,124)	(12,610)
1-day SOFR, 4.39%	Annual	3.69%	Annual	09/17/25 (a)	09/17/35	USD	1,400	(16,240)	(1,952)	(14,288)
1-day SOFR, 4.39%	Annual	3.73%	Annual	09/17/25 (a)	09/17/35	USD	2,900	(24,332)	626	(24,958)
1-day SOFR, 4.39%	Annual	3.80%	Annual	09/17/25 (a)	09/17/35	USD	10,190	(26,828)	(34,368)	7,540
1-day SOFR, 4.39%	Annual	3.84%	Annual	09/17/25 (a)	09/17/35	USD	7,670	8,653	16,055	(7,402)
1-day SOFR, 4.39%	Annual	3.88%	Annual	09/17/25 (a)	09/17/35	USD	4,335	16,988	22,032	(5,044)
1-day SOFR, 4.39%	Annual	3.88%	Annual	09/17/25 (a)	09/17/35	USD	7,215	31,303	28,854	2,449
1-day SOFR, 4.39%	Annual	3.93%	Annual	09/17/25 (a)	09/17/35	USD	1,480	11,572	3,670	7,902
1-day SONIA, 4.22%	Annual	4.02%	Annual	09/17/25 (a)	09/17/35	GBP	2,637	(14,848)	13,386	(28,234)
1-day SONIA, 4.22%	Annual	4.08%	Annual	09/17/25 (a)	09/17/35	GBP	18,800	7,413	112,325	(104,912)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SONIA, 4.22%	Annual	4.10%	Annual	09/17/25 (a)	09/17/35	GBP	430	$ 1,322	$ 986	$ 336
1-day SONIA, 4.22%	Annual	4.12%	Annual	09/17/25 (a)	09/17/35	GBP	1,400	7,656	2,420	5,236
1-day SONIA, 4.22%	Annual	4.15%	Annual	09/17/25 (a)	09/17/35	GBP	1,095	8,843	3,406	5,437
1-day SONIA, 4.22%	Annual	4.16%	Annual	09/17/25 (a)	09/17/35	GBP	1,930	17,733	18,960	(1,227)
1-day SONIA, 4.22%	Annual	4.17%	Annual	09/17/25 (a)	09/17/35	GBP	910	9,270	23,454	(14,184)
4.17%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/35	GBP	370	(3,893)	(1,513)	(2,380)
1.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	41,192	2,471	5	2,466
1.30%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	86,336	3,997	11	3,986
1.33%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	174,000	4,697	21	4,676
1.34%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	59,114	1,209	7	1,202
1.34%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	39,415	855	4	851
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	10,805	87	2	85
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	4,500	36	1	35
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	2,268	18	—	18
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	2,252	18	—	18
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	9,001	72	1	71
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	4,505	36	—	36
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	21,609	173	3	170
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	4,536	36	—	36
1.37%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	236,466	789	30	759
2.30%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	01/23/54	EUR	1,020	112,947	2,298	110,649
2.49%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	02/19/54	EUR	613	49,618	23	49,595
2.51%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	02/20/54	EUR	613	47,426	23	47,403
2.51%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	02/20/54	EUR	628	47,519	24	47,495
2.51%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	03/01/54	EUR	305	23,128	11	23,117
2.46%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	03/22/54	EUR	128	11,370	5	11,365
2.54%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	04/22/54	EUR	496	33,677	(1,008)	34,685
2.64%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	05/31/54	EUR	580	25,643	(4,825)	30,468
2.43%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	06/19/54	EUR	168	15,804	6	15,798
2.43%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	06/20/54	EUR	163	15,327	6	15,321
6-mo. EURIBOR, 2.08%	Semi-Annual	2.44%	Annual	N/A	06/24/54	EUR	114	(10,382)	4	(10,386)
2.76%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	06/30/54	EUR	150	2,622	(1,148)	3,770
2.81%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	07/22/54	EUR	40	324	(16)	340
6-mo. EURIBOR, 2.08%	Semi-Annual	2.26%	Annual	N/A	10/22/54	EUR	120	(14,594)	(575)	(14,019)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.18%	Annual	N/A	11/07/54	EUR	15	(2,092)	—	(2,092)
2.63%	Semi-Annual	6-mo. EURIBOR, 2.08%	Annual	09/17/25 (a)	09/17/55	EUR	130	6,530	(147)	6,677
2.66%	Semi-Annual	6-mo. EURIBOR, 2.08%	Annual	09/17/25 (a)	09/17/55	EUR	3,670	154,909	(43,857)	198,766
2.73%	Semi-Annual	6-mo. EURIBOR, 2.08%	Annual	09/17/25 (a)	09/17/55	EUR	140	3,556	2,973	583
2.86%	Semi-Annual	6-mo. EURIBOR, 2.08%	Annual	09/17/25 (a)	09/17/55	EUR	160	(682)	(486)	(196)
2.88%	Semi-Annual	6-mo. EURIBOR, 2.08%	Annual	09/17/25 (a)	09/17/55	EUR	1,670	(12,101)	(27,231)	15,130
3.90%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/55	USD	680	16,905	11,818	5,087
3.91%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/55	USD	660	15,382	1,321	14,061
3.95%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/55	USD	710	11,207	(902)	12,109
4.03%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/55	USD	1,240	1,769	7,880	(6,111)
4.07%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/55	USD	1,400	(6,280)	(8,106)	1,826
4.12%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/55	USD	1,205	(16,687)	(11,418)	(5,269)
4.13%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/55	USD	1,050	(16,070)	(11,902)	(4,168)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.14%	Annual	1-day SOFR, 4.39%	Annual	09/17/25 (a)	09/17/55	USD	780	$ (13,229)	$ (994)	$ (12,235)
4.46%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	1,220	21,970	(11,431)	33,401
4.47%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	12,220	176,667	(145,735)	322,402
4.53%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	890	2,203	(14,241)	16,444
4.56%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	475	(2,059)	(3,722)	1,663
4.58%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	160	(1,220)	(829)	(391)
4.60%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	590	(7,198)	(1,648)	(5,550)
4.62%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	485	(8,137)	(2,657)	(5,480)
4.66%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	1,560	(41,266)	(18,495)	(22,771)
								$ 1,048,929	$ (1,078)	$ 1,050,007

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items NSA	At Termination	3.28%	At Termination	07/15/27	GBP	1,348	$ (6,421)	$ 11	$ (6,432)
UK RPI All Items NSA	At Termination	3.30%	At Termination	07/15/27	GBP	1,375	(5,851)	11	(5,862)
UK RPI All Items NSA	At Termination	3.32%	At Termination	07/15/27	GBP	2,693	(10,606)	21	(10,627)
UK RPI All Items NSA	At Termination	3.43%	At Termination	07/15/27	GBP	1,321	(1,424)	24	(1,448)
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	785	5,104	108	4,996
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	785	5,253	133	5,120
2.71%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	490	2,690	4	2,686
2.73%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	1,540	6,643	14	6,629
2.79%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	1,575	2,411	14	2,397
2.83%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	1,575	(1,123)	19	(1,142)
2.83%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	853	(532)	10	(542)
2.84%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	787	(631)	9	(640)
2.84%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	788	(612)	9	(621)
2.87%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	1,575	(3,982)	19	(4,001)
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	393	2,903	(73)	2,976
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	628	4,484	(91)	4,575
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	1,190	7,034	14	7,020
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	380	2,274	5	2,269
2.64%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	1,260	2,580	15	2,565
2.65%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	841	1,435	10	1,425
2.67%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	825	544	10	534
2.68%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	630	(30)	7	(37)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	1,260	$ (274)	$ 15	$ (289)
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	630	(60)	7	(67)
2.72%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	1,260	(2,487)	15	(2,502)
3.41%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	1,348	6,055	22	6,033
3.42%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	1,375	5,270	22	5,248
3.43%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	2,693	9,613	43	9,570
3.49%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	1,321	407	(182)	589
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/30	USD	712	5,240	8	5,232
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/30	USD	1,445	10,706	17	10,689
3.35%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	881	6,172	14	6,158
3.37%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	872	5,014	14	5,000
3.39%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	588	2,491	9	2,482
3.40%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	600	2,164	10	2,154
3.41%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	1,175	4,054	19	4,035
3.46%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	576	155	(137)	292
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/17/30	USD	2,991	(6,048)	35	(6,083)
2.70%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/22/30	USD	974	(2,481)	12	(2,493)
1.91%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	04/15/35	EUR	160	1,121	151	970
1.94%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	360	1,383	262	1,121
1.95%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	180	501	148	353
1.93%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	06/15/35	EUR	180	1,286	(10)	1,296
3.18%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	310	2,983	2,056	927
3.24%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	160	417	380	37
3.24%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	330	629	1,322	(693)
3.27%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	120	(142)	3	(145)
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/18/35	USD	100	643	2	641
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/20/35	USD	670	2,499	14	2,485
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/23/35	USD	670	3,076	14	3,062
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/24/35	USD	670	2,241	14	2,227
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/25/35	USD	890	3,027	(445)	3,472
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/02/35	USD	370	1,534	(170)	1,704
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/07/35	USD	80	406	156	250
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/08/35	USD	680	949	14	935
2.57%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/10/35	USD	660	(1,271)	14	(1,285)
3.21%	At Termination	UK RPI All Items NSA	At Termination	07/15/35	GBP	350	2,644	797	1,847
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	588	(1,917)	17	(1,934)
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	600	(2,099)	17	(2,116)
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	1,175	(4,256)	33	(4,289)
UK RPI All Items NSA	At Termination	3.27%	At Termination	07/15/35	GBP	576	89	352	(263)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/16/35	USD	450	$ (1,588)	$ 9	$ (1,597)
2.61%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/01/35	USD	490	(2,285)	10	(2,295)
							$ 70,004	$ 5,406	$ 64,598
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	1.00%	Quarterly	Bank of America N.A.	12/20/29	USD	176	$ (5,222)	$ (4,370)	$ (852)
American Express, Co.	1.00	Quarterly	Goldman Sachs & Co. LLC	12/20/29	USD	90	(2,752)	(2,281)	(471)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs & Co. LLC	12/20/29	USD	87	(2,444)	(2,092)	(352)
							$ (10,418)	$ (8,743)	$ (1,675)
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
13.30%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,000	$ 3,729	$ —	$ 3,729
13.37%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	4,000	4,679	—	4,679
13.47%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	2,000	657	—	657
13.50%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	4,000	1,660	—	1,660
13.52%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	4,000	904	—	904
13.53%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,000	5	—	5
13.53%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,000	275	—	275
13.54%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Citibank N.A.	N/A	01/02/29	BRL	9,000	474	—	474
13.55%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,000	294	—	294
13.60%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	12,000	(3,602)	—	(3,602)
13.61%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	5,000	(1,818)	—	(1,818)
13.94%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	5,000	(11,729)	—	(11,729)
14.12%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,000	(24,345)	—	(24,345)
14.32%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	7,000	(33,320)	—	(33,320)
14.36%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	2,000	(10,146)	—	(10,146)
14.38%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	1,000	(5,364)	—	(5,364)
14.43%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,000	(33,633)	—	(33,633)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
14.45%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	19,000	$ (114,899)	$ —	$ (114,899)
14.48%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	8,000	(46,823)	—	(46,823)
14.63%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	8,000	(57,802)	—	(57,802)
14.66%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	10,000	(75,037)	—	(75,037)
14.69%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(68,876)	—	(68,876)
14.87%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/29	BRL	2,000	(17,727)	—	(17,727)
14.96%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	4,000	(39,191)	—	(39,191)
15.00%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(90,281)	—	(90,281)
15.05%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,000	(61,387)	—	(61,387)
15.12%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Citibank N.A.	N/A	01/02/29	BRL	4,000	(43,282)	—	(43,282)
15.25%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,000	(71,903)	—	(71,903)
									$ (798,488)	$ —	$ (798,488)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iBoxx $ Liquid High Yield Index	Quarterly	1-day SOFR , 4.39%	At Termination	BNP Paribas SA	N/A	09/20/25	USD	280	$ (2,872)	$ 3,039	$ (5,911)
Fixed, 0.00%(a)	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	Quarterly	Goldman Sachs International	N/A	11/06/25	USD	2,327	2,679	—	2,679
									$ (193)	$ 3,039	$ (3,232)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 71,042,499	$ —	$ 71,042,499
Common Stocks
Banks	587,050	—	—	587,050
Broadline Retail	—	39,972	—	39,972
Communications Equipment	28,552	—	—	28,552
Diversified Telecommunication Services	71,801	—	—	71,801
Electrical Equipment	99,704	—	—	99,704
Energy Equipment & Services	303,228	—	—	303,228
Entertainment	117,845	—	—	117,845
Health Care Providers & Services	40,956	—	—	40,956
Hotels, Restaurants & Leisure	283,384	—	—	283,384
Household Durables	111,375	—	—	111,375
Independent Power and Renewable Electricity Producers	71,112	—	—	71,112
Media	24,439	—	—	24,439
Metals & Mining	44,512	—	—	44,512
Mortgage Real Estate Investment Trusts (REITs)	251,439	—	—	251,439
Oil, Gas & Consumable Fuels	81,136	—	—	81,136
Professional Services	79,629	—	—	79,629
Residential REITs	96,149	—	—	96,149
Software	46,599	—	—	46,599
Corporate Bonds	—	361,166,438	1,160,696	362,327,134
Floating Rate Loan Interests	—	699,682	124,898	824,580
Foreign Agency Obligations	—	24,052,676	—	24,052,676
Investment Companies	261,850	—	—	261,850
Municipal Bonds	—	4,144,960	—	4,144,960
Non-Agency Mortgage-Backed Securities	—	144,952,651	—	144,952,651
Preferred Securities
Capital Trust	—	93,230	—	93,230
Preferred Stocks	53,025	—	—	53,025
U.S. Government Sponsored Agency Securities	—	418,824,762	—	418,824,762
U.S. Treasury Obligations	—	230,737,334	—	230,737,334
Short-Term Securities
Money Market Funds	194,307,808	—	—	194,307,808
U.S. Treasury Obligations	—	8,816,488	—	8,816,488
Options Purchased
Foreign Currency Exchange Contracts	—	83,445	—	83,445
Interest Rate Contracts	59,325	759,106	—	818,431
Liabilities
Investments
TBA Sale Commitments	—	(34,976,072)	—	(34,976,072)
	$197,020,918	$1,230,437,171	$1,285,594	$1,428,743,683
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 582,792	$ —	$ 582,792
Equity Contracts	—	—	2,679	2,679
Foreign Currency Exchange Contracts	—	1,219,968	—	1,219,968
Interest Rate Contracts	1,218,598	2,542,270	—	3,760,868
Other Contracts	—	122,001	—	122,001
Liabilities
Credit Contracts	—	(1,675)	—	(1,675)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Equity Contracts	$ (96,717)	$ —	$ —	$ (96,717)
Foreign Currency Exchange Contracts	—	(895,089)	—	(895,089)
Interest Rate Contracts	(1,000,544)	(2,367,338)	—	(3,367,882)
Other Contracts	—	(57,403)	—	(57,403)
	$121,337	$1,145,526	$2,679	$1,269,542

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
Currency Abbreviation (continued)
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BMO	BMO Capital Markets
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL	Fed Funds Effective Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
JSC	Joint Stock Company
MIBOR	Mumbai Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium-Term Note
PIK	Payment-in-Kind

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Diversified Fixed Income Fund

Portfolio Abbreviation (continued)
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depository Receipt
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Schedule of Investments